Quarterly Holdings Report
for
Strategic Advisers® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2026
STS-NPRT1-1026
1.9911785.102
Asset-Backed Securities - 0.3%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Invesco US CLO Ltd Series 2026-3A Class AR, CME Term SOFR 3 month Index + 1.21%, 4.9392% 7/20/2037 (h)(k)(l)		2,100,000	2,101,250
Unity-Peace Park CLO Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.06%, 4.7892% 4/20/2035 (h)(k)(l)		4,800,000	4,802,990
TOTAL BAILIWICK OF JERSEY			6,904,240
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
522 Funding CLO Ltd Series 2024-6A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.9522% 10/23/2034 (h)(k)(l)		3,250,000	3,253,013
AGL CLO 9 Ltd Series 2026-9A Class AR2, CME Term SOFR 3 month Index + 1.2%, 4.9292% 4/20/2037 (h)(k)(l)		3,800,000	3,804,701
AMMC CDO Series 2024-24A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.9292% 1/20/2035 (h)(k)(l)		3,500,000	3,500,816
Anchorage Credit Funding 12 Ltd Series 2020-12A Class A1, 3.177% 10/25/2038 (h)		477,058	459,607
Anchorage Credit Funding 13 Ltd Series 2021-13A Class A1, 2.875% 7/27/2039 (h)		300,000	283,881
Anchorage Credit Funding 3 Ltd Series 2021-3A Class A1R, 2.871% 1/28/2039 (h)		450,669	430,568
Anchorage Credit Funding 4 Ltd Series 2021-4A Class AR, 2.723% 4/27/2039 (h)		288,404	274,176
Ares XXVII CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.15%, 4.9876% 10/28/2034 (h)(k)(l)		3,000,000	3,003,093
Atlantic Ave Ltd / Atlantic Ave LLC Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.26%, 4.9892% 1/20/2035 (h)(k)(l)		2,500,000	2,500,970
Atlas Senior Loan Fund XV Ltd Series 2024-15A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.9722% 10/23/2032 (h)(k)(l)		108,114	108,167
Bain Capital Credit CLO Ltd Series 2024-5A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.9022% 10/23/2034 (h)(k)(l)		4,000,000	4,004,088
Barings Private Credit Corp CLO Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.45%, 5.1258% 5/22/2034 (h)(k)(l)		2,100,000	2,100,714
Carlyle Global Market Strategies CLO Ltd Series 2024-3A Class ARRR, CME Term SOFR 3 month Index + 1.09%, 4.8192% 7/20/2034 (h)(k)(l)		4,600,000	4,605,580
Dryden 55 CLO Ltd Series 2018-55A Class A1, CME Term SOFR 3 month Index + 1.2816%, 5.0345% 4/15/2031 (h)(k)(l)		9,279	9,283
FS Rialto Issuer LLC Series 2026-FL11 Class A, CME Term SOFR 1 month Index + 1.45%, 5.0973% 1/19/2044 (h)(k)(l)		3,000,000	3,004,677
Greywolf Clo III Ltd Series 2024-3RA Class A2R2, CME Term SOFR 3 month Index + 1.85%, 5.5832% 4/22/2033 (h)(k)(l)		1,200,000	1,202,592
ICG US CLO Ltd Series 2024-3A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.8792% 10/20/2034 (h)(k)(l)		4,800,000	4,803,182
Jamestown CLO Ltd Series 2024-16A Class AR, CME Term SOFR 3 month Index + 1.12%, 4.9302% 7/25/2034 (h)(k)(l)		4,800,000	4,802,232
Lcm Ltd Series 2026-39A Class A1R2, CME Term SOFR 3 month Index + 1.04%, 4.7929% 10/15/2034 (h)(k)(l)		2,700,000	2,699,987
Madison Park Funding Ltd Series 2026-69A Class A1R, CME Term SOFR 3 month Index + 1.2%, 5.0102% 7/25/2037 (h)(k)(l)		1,900,000	1,901,509
Mountain View CLO XIV Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.159%, 4.8321% 10/15/2034 (h)(k)(l)		1,000,000	1,000,709
OFSI BSL Xi Ltd Series 2024-10A Class AR, CME Term SOFR 3 month Index + 1.27%, 4.9992% 4/20/2034 (h)(k)(l)		946,789	947,297
Orion CLO Ltd / Orion CLO LLC Series 2026-8A, CME Term SOFR 3 month Index + 1.2%, 5.0275% 10/20/2039 (h)(k)(l)		5,500,000	5,506,006
PFP III Ltd Series 2025-12 Class A, CME Term SOFR 1 month Index + 1.4892%, 5.128% 12/18/2042 (h)(k)(l)		2,614,000	2,625,953
Pikes Peak CLO 4 Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.21%, 4.9629% 7/15/2034 (h)(k)(l)		4,500,000	4,501,976
Romark Credit Funding II Ltd Series 2021-2A Class A, 2.625% 10/25/2039 (h)		400,000	374,258
Sound Point CLO XXVIII Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.0902% 1/25/2032 (h)(k)(l)		191,642	191,887
Trysail CLO Ltd Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.239%, 4.9682% 10/20/2033 (h)(k)(l)		4,000,000	4,000,136
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			65,901,058
IRELAND - 0.0%
Arbour CLO VII DAC Series 2024-7A Class BR, 3 month EURIBOR + 2.05%, 4.451% 12/15/2038 (h)(k)(l)	EUR	3,200,000	3,724,621
Bain Capital Euro CLO DAC Series 2026-2A Class AR, 3 month EURIBOR + 1.22%, 3.651% 1/15/2037 (h)(k)(l)	EUR	3,500,000	4,066,136
BBAM European CLO Series 2022-3A Class A, 3 month EURIBOR + 0.92%, 3.351% 1/15/2036 (h)(k)(l)	EUR	1,500,000	1,740,623
Capital Four CLO IV DAC Series 2026-4A Class ARR, 3 month EURIBOR + 1.19%, 3.621% 4/15/2038 (h)(k)(l)	EUR	3,500,000	4,066,226
CVC Cordatus Loan Fund DAC Series 2024-33A Class A1, 3 month EURIBOR + 1.29%, 3.603% 3/24/2038 (h)(k)(l)	EUR	5,200,000	6,047,368
CVC Cordatus Loan Fund XXIII DAC Series 2026-23A Class AR, 3 month EURIBOR + 0.98%, 3.452% 4/25/2036 (h)(k)(l)	EUR	4,700,000	5,461,654
CVC Cordatus Loan Fund XXXI DAC Series 2026-31A Class AR, 3 month EURIBOR + 1.22%, 3.621% 6/15/2037 (h)(k)(l)	EUR	4,000,000	4,646,228
Dryden 74 Euro CLO 2020 DAC Series 2025-74A Class B2R, 5% 10/18/2039 (h)	EUR	1,000,000	1,161,866
Goldentree Loan Management Eur CLO 7 DAC Series 2026-7A Class A1R, 3 month EURIBOR + 1.21%, 0% 7/20/2037 (h)(k)(l)	EUR	2,900,000	3,368,428
Grosvenor Place Clo Dac Series 2024-2A Class A, 3 month EURIBOR + 1.24%, 3.671% 1/15/2039 (h)(k)(l)	EUR	2,200,000	2,558,535
Hayfin Emerald CLO V DAC Series 2024-RE32J6 Class AR, 3 month EURIBOR + 1.21%, 3.721% 11/17/2037 (g)(h)(k)(l)	EUR	1,400,000	1,626,170
Indigo Credit Management II DAC Series 2024-2A Class B, 3 month EURIBOR + 2.1%, 4.531% 7/15/2038 (h)(k)(l)	EUR	2,500,000	2,909,424
Palmer Square European Loan Funding DAC Series 2024-3A Class B, 3 month EURIBOR + 1.85%, 4.361% 5/15/2034 (h)(k)(l)	EUR	2,000,000	2,328,964
Tikehau CLO IX DAC Series 2024-9A Class AR, 3 month EURIBOR + 1.22%, 3.705% 1/20/2037 (h)(k)(l)	EUR	900,000	1,046,393
TOTAL IRELAND			44,752,636
SINGAPORE - 0.0%
Bayfront Iabs VII Pte Ltd Series 2025-7A Class A, U.S. SOFR Index + 1.28%, 4.9259% 4/11/2048 (h)(k)(l)		2,686,627	2,689,427
UNITED STATES - 0.2%
ABFC Series 2006-HE1 Class A2B, CME Term SOFR 1 month Index + 0.3345%, 4.0018% 1/25/2037 (l)		6,849,755	3,724,659
ABFC Series 2007-WMC1 Class A1A, CME Term SOFR 1 month Index + 1.3645%, 5.0318% 6/25/2037 (k)(l)		776,508	539,802
Accredited Mortgage Loan Trust Series 2004-4 Class A2D, CME Term SOFR 1 month Index + 0.7%, 4.4818% 1/25/2035 (k)(l)		667,240	649,764
ACE Securities Corp Series 2005-HE5 Class M4, CME Term SOFR 1 month Index + 1.0145%, 4.6818% 8/25/2035 (l)		180,346	176,575
Aegis Asset Backed Securities Trust Series 2004-3 Class B1, CME Term SOFR 1 month Index + 2.9645%, 6.6318% 9/25/2034 (g)(l)		1,563,713	1,488,688
Ameriquest Mortgage Securities, Inc. Series 2004-R5 Class M2, CME Term SOFR 1 month Index + 1.9895%, 5.6568% 7/25/2034 (l)		1,171,708	1,153,070
Ameriquest Mortgage Securities, Inc. Series 2004-R6 Class M4, CME Term SOFR 1 month Index + 5.3645%, 4.4967% 7/25/2034 (l)		1,372,281	1,142,062
Argent Securities Inc Series 2004-W10 Class M1, CME Term SOFR 1 month Index + 1.1945%, 3.5258% 1/25/2034 (l)		244,914	232,733
Argent Securities Inc Series 2005-W3 Class M1, CME Term SOFR 1 month Index + 0.7745%, 4.4418% 11/25/2035 (l)		1,428,687	1,407,110
Asset Backed Securities Corp Home Equity Loan Trust Series 2007-HE2 Class A4, CME Term SOFR 1 month Index + 0.3445%, 4.0118% 5/25/2037 (l)		1,173,897	832,110
Bear Stearns Asset Backed Securities I Trust Series 2005-EC1 Class M4, CME Term SOFR 1 month Index + 1.1645%, 4.8251% 11/25/2035 (k)(l)		2,191,806	2,109,941
Bear Stearns Asset Backed Securities I Trust Series 2006-EC2 Class M4, CME Term SOFR 1 month Index + 0.9845%, 4.6518% 2/25/2036 (l)		6,244,096	5,780,082
Bear Stearns Asset Backed Securities I Trust Series 2006-HE2 Class M2, CME Term SOFR 1 month Index + 0.615%, 4.3968% 2/25/2036 (k)(l)		588,750	583,180
Bear Stearns Asset Backed Securities I Trust Series 2007-HE3 Class 1A4, CME Term SOFR 1 month Index + 0.35%, 4.4818% 4/25/2037 (k)(l)		3,382,231	3,215,955
Blackrock Dlf CLO LLC Series 2026-2A Class A1, CME Term SOFR 3 month Index + 1.55%, 5.2529% 7/25/2034 (h)(k)(l)		1,400,000	1,396,924
Carrington Mortgage Loan Trust Series 2006-NC2 Class A4, CME Term SOFR 1 month Index + 0.5945%, 4.2618% 6/25/2036 (k)(l)		1,613,921	1,571,644
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, CME Term SOFR 1 month Index + 0.3945%, 4.0618% 12/25/2036 (k)(l)		129,776	127,180
Cascade MH Asset Trust Series 2024-MH1 Class A1, 5.695% 11/25/2056 (h)		841,786	838,060
Centex Home Equity Loan Trust Series 2004-D Class MV5, CME Term SOFR 1 month Index + 1.9145%, 5.5818% 9/25/2034 (l)		573,847	517,105
Citigroup Mortgage Loan Trust Series 2005-HE1 Class M4, CME Term SOFR 1 month Index + 1.1495%, 4.8168% 5/25/2035 (k)(l)		996,195	932,846
EFMT Series 2025-CES1 Class A1A, 5.726% 1/25/2060 (h)		1,424,732	1,426,471
EFMT Trust Series 2025-CES2 Class A1A, 5.655% 2/25/2060 (h)		1,453,164	1,454,790
Ellington Loan Acquisition Trust Series 2007-2 Class A2D, CME Term SOFR 1 month Index + 3.1145%, 5.2818% 5/25/2037 (h)(l)		275,174	272,099
Equifirst Loan Securitization Trust Series 2007-1 Class A1, CME Term SOFR 1 month Index + 0.4545%, 4.1218% 4/25/2037 (h)(l)		832,646	768,941
Fieldstone Mortgage Investment Trust Series 2004-5 Class M4, CME Term SOFR 1 month Index + 2.8145%, 6.4818% 2/25/2035 (l)		3,747,121	2,398,743
Fieldstone Mortgage Investment Trust Series 2006-2 Class 2A3, CME Term SOFR 1 month Index + 0.6545%, 4.3218% 7/25/2036 (l)		3,289,951	1,788,669
First Frankin Mortgage Loan Trust Series 2005-HE5 Class M5, CME Term SOFR 1 month Index + 1.0595%, 4.7268% 11/25/2035 (l)		1,900,000	1,733,986
First Franklin Mortgage Loan Trust Series 2004-FFH3 Class M3, CME Term SOFR 1 month Index + 1.1645%, 4.8318% 10/25/2034 (l)		1,162,404	1,042,476
GLS Auto Receivables Issuer Trust Series 2024-3A Class B, 5.08% 1/16/2029 (h)		959,477	961,356
GLS Auto Select Receivables Trust Series 2024-4A Class A2, 4.43% 12/17/2029 (h)		1,540,578	1,539,914
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A3, 4.66% 2/16/2028		163,727	163,807
GreenSky Home Improvement Trust Series 2024-2 Class A4, 5.15% 10/27/2059 (h)		676,842	677,384
GSAMP Trust Series 2006-HE5 Class A2D, CME Term SOFR 1 month Index + 0.24%, 4.2618% 8/25/2036 (k)(l)		1,214,103	1,101,785
GSAMP Trust Series 2007-FM1 Class A1, CME Term SOFR 1 month Index + 0.3945%, 4.0618% 12/25/2036 (l)		703,674	365,689
GSAMP Trust Series 2007-NC1 Class A1, CME Term SOFR 1 month Index + 0.3745%, 3.9118% 12/25/2046 (l)		1,023,468	525,670
GSAMP Trust Series 2007-NC1 Class A2A, CME Term SOFR 1 month Index + 0.2145%, 3.8318% 12/25/2046 (l)		1,433,641	691,034
GSAMP Trust Series 2007-NC1 Class A2B, CME Term SOFR 1 month Index + 0.1%, 3.8818% 12/25/2046 (k)(l)		412,878	199,006
Home Equity Asset Trust Series 2006-4 Class 2A4, CME Term SOFR 1 month Index + 0.56%, 4.3418% 8/25/2036 (k)(l)		97,811	97,102
Home Equity Mortgage Loan Asset-Backed Trust Series 2005-C Class M3, CME Term SOFR 1 month Index + 0.8945%, 4.5618% 10/25/2035 (l)		2,000,000	1,905,117
HSI Asset Securitization Corp Trust Series 2006-OPT1 Class M4, CME Term SOFR 1 month Index + 0.9245%, 4.5918% 12/25/2035 (l)		3,000,000	2,328,808
HSI Asset Securitization Corp Trust Series 2007-NC1 Class A3, CME Term SOFR 1 month Index + 0.18%, 4.1418% 4/25/2037 (k)(l)		223,460	141,667
INCREF LLC Series 2026-FL2 Class A, CME Term SOFR 1 month Index + 1.45%, 5.0973% 12/19/2043 (h)(k)(l)		4,500,000	4,507,028
JP Morgan Mortgage Trust Series 2026-ACES1 Class A1, 4.894% 4/25/2066 (h)(k)		5,267,792	5,162,956
JP Morgan Mortgage Trust Series 2026-ACES1 Class A1F, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 4/25/2066 (h)(k)(l)		5,095,077	5,100,844
Lendmark Funding Trust Series 2024-2A Class A, 4.47% 2/21/2034 (h)		700,000	695,587
Long Beach Mortgage Loan Trust Series 2004-5 Class M1, CME Term SOFR 1 month Index + 0.7645%, 4.4318% 9/25/2034 (k)(l)		1,094,272	1,084,992
Long Beach Mortgage Loan Trust Series 2005-2 Class M6, CME Term SOFR 1 month Index + 1.2395%, 4.9068% 4/25/2035 (l)		6,290,403	6,050,361
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3 Series 2007-3 Class A2C, CME Term SOFR 1 month Index + 0.18%, 4.1418% 6/25/2037 (k)(l)		1,673,099	1,665,646
Merrill Lynch Mortgage Investors Trust Series 2004-WMC3 Class M3, CME Term SOFR 1 month Index + 2.2145%, 5.8818% 1/25/2035 (l)		3,314,462	3,033,514
Merrill Lynch Mortgage Investors Trust Series 2004-WMC5 Class M1, CME Term SOFR 1 month Index + 1.0445%, 4.7118% 7/25/2035 (l)		4,419,100	4,396,550
MF1 LLC Series 2025-FL17 Class AS, CME Term SOFR 1 month Index + 1.572%, 5.2108% 2/18/2040 (h)(k)(l)		5,000,000	5,012,404
Morgan Stanley Abs Cap I Inc Trust Series 2007-HE3 Class A2A, CME Term SOFR 1 month Index + 0.1745%, 3.8418% 12/25/2036 (l)		227,178	111,001
Morgan Stanley ABS Capital I Inc Trust Series 2004-HE8 Class A4, CME Term SOFR 1 month Index + 0.8745%, 4.5418% 9/25/2034 (k)(l)		715,454	724,948
Morgan Stanley ABS Capital I Inc Trust Series 2004-NC8 Class M1, CME Term SOFR 1 month Index + 1.0295%, 4.6968% 9/25/2034 (l)		267,921	276,874
Morgan Stanley ABS Capital I Inc Trust Series 2005-HE1 Class A2MZ, CME Term SOFR 1 month Index + 0.7145%, 4.3818% 12/25/2034 (l)		316,101	296,683
Morgan Stanley ABS Capital I Inc Trust Series 2005-HE5 Class M3, CME Term SOFR 1 month Index + 0.7895%, 4.4568% 9/25/2035 (l)		1,101,714	1,047,524
Morgan Stanley ABS Capital I Inc Trust Series 2005-WMC6 Class M5, CME Term SOFR 1 month Index + 1.0895%, 4.7568% 7/25/2035 (l)		2,500,000	2,194,003
Morgan Stanley ABS Capital I Inc Trust Series 2007-HE4 Class A2A, CME Term SOFR 1 month Index + 0.11%, 3.8918% 2/25/2037 (k)(l)		238,506	72,179
Morgan Stanley ABS Capital I Inc Trust Series 2007-SEA1 Class 2A2, CME Term SOFR 1 month Index + 3.9145%, 7.5818% 2/25/2047 (h)(k)(l)		2,218,500	1,882,376
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV4, CME Term SOFR 1 month Index + 0.4345%, 4.4218% 4/25/2037 (k)(l)		334,133	332,346
Navient Student Loan Trust Series 2021-DA Class C, 3.48% 4/15/2060 (h)		1,674,941	1,535,791
New Century Home Equity Loan Trust Series 2005-4 Class M4, CME Term SOFR 1 month Index + 1.0595%, 4.7268% 9/25/2035 (k)(l)		1,071,429	1,066,771
Newcastle Mortgage Securities Trust Series 2007-1 Class 1A1, CME Term SOFR 1 month Index + 0.3045%, 3.9718% 4/25/2037 (l)		1,464,294	1,412,951
NovaStar Mortgage Funding Trust Series 2006-1 Class A2D, CME Term SOFR 1 month Index + 0.6545%, 4.3218% 5/25/2036 (k)(l)		866,305	845,358
Oportun Issuance Trust Series 2024-2 Class C, 6.61% 2/9/2032 (h)		52,769	52,773
Option One Mortgage Loan Trust Series 2007-4 Class 2A4, CME Term SOFR 1 month Index + 0.4245%, 4.0918% 4/25/2037 (l)		6,588,765	3,550,820
Option One Mortgage Loan Trust Series 2007-5 Class 2A4, CME Term SOFR 1 month Index + 0.3%, 4.3818% 5/25/2037 (k)(l)		2,148,290	1,118,713
Pagaya Ai Debt Grantor Trust Series 2024-11 Class A, 5.092% 7/15/2032 (h)		467,848	468,403
Pagaya Ai Debt Grantor Trust Series 2024-11 Class B, 5.637% 7/15/2032 (h)		409,259	410,228
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ1 Class M5, CME Term SOFR 1 month Index + 1.9145%, 5.5818% 9/25/2034 (l)		435,047	427,336
PRET LLC Series 2025-NPL14 Class A1, 5.265% 12/25/2055 (h)		916,462	907,324
PRET LLC Series 2026-NPL5 Class A1, 5.7096% 4/25/2056 (h)		2,337,582	2,328,143
PRET LLC Series 2026-NPL6 Class A1, 5.693% 5/25/2056 (h)		2,336,598	2,327,228
RASC Series Trust Series 2004-KS5 Class MII2, CME Term SOFR 1 month Index + 1.2145%, 5.4606% 6/25/2034 (l)		2,521,707	2,384,529
Renaissance Home Equity Loan Trust Series 2005-3 Class AV3, CME Term SOFR 1 month Index + 0.8745%, 4.5418% 11/25/2035 (l)		155,651	138,956
Renaissance Home Equity Loan Trust Series 2007-1 Class AF3, 5.612% 4/25/2037 (m)		4,153,493	947,408
Rocket Mortgage Trust Series 2025-CES3 Class A1A, 5.553% 3/25/2055 (h)		1,929,772	1,929,839
Saxon Asset Securities Trust Series 2004-2 Class MF2, 2.8964% 8/25/2035 (m)		1,978,080	1,806,285
Saxon Asset Securities Trust Series 2006-1 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.2468% 3/25/2036 (l)		418,279	420,384
Saxon Asset Securities Trust Series 2007-2 Class A2C, CME Term SOFR 1 month Index + 0.3545%, 4.0218% 5/25/2047 (l)		436,415	310,083
Saxon Asset Securities Trust Series 2007-3 Class 2M1, CME Term SOFR 1 month Index + 0.9145%, 4.5818% 9/25/2047 (k)(l)		1,000,000	815,346
Securitized Asset Backed Receivables LLC Trust Series 2006-WM4 Class A2C, CME Term SOFR 1 month Index + 0.16%, 4.1018% 11/25/2036 (k)(l)		6,280,415	1,565,518
SMB Private Education Loan Trust Series 2016-C Class B, 3.25% 11/15/2040 (h)		135,137	134,611
SMB Private Education Loan Trust Series 2021-D Class A1A, 1.34% 3/17/2053 (h)		451,688	426,129
SMB Private Education Loan Trust Series 2024-C Class A1A, 5.5% 6/17/2052 (h)		2,107,344	2,114,861
SMB Private Education Loan Trust Series 2024-C Class A1B, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7362% 6/17/2052 (h)(k)(l)		4,491,675	4,491,856
SMB Private Education Loan Trust Series 2024-E Class A1A, 5.09% 10/16/2056 (h)		3,499,957	3,481,871
SMB Private Education Loan Trust Series 2024-F Class A1A, 5.06% 3/16/2054 (h)		432,441	428,739
Soundview Home Loan Trust Series 2006-EQ1 Class A4, CME Term SOFR 1 month Index + 0.5%, 4.2818% 10/25/2036 (k)(l)		779,172	748,272
Soundview Home Loan Trust Series 2006-OPT2 Class A4, CME Term SOFR 1 month Index + 0.6745%, 4.3418% 5/25/2036 (k)(l)		1,321,225	1,297,327
Specialty Underwriting & Residential Finance Trust Series 2004-BC1 Class M1, CME Term SOFR 1 month Index + 0.8795%, 4.5468% 2/25/2035 (l)		337,445	355,618
Structured Asset Securities Corp Mortgage Loan Trust Series 2005-WF1 Class M4, CME Term SOFR 1 month Index + 1.2395%, 4.9068% 2/25/2035 (l)		277,938	276,416
Terwin Mortgage Trust Series 2004-5HE Class M1, CME Term SOFR 1 month Index + 0.9995%, 4.6668% 6/25/2035 (l)		853,765	844,525
Towd Point Mortgage Trust Series 2017-3 Class B2, 3.7348% 7/25/2057 (h)(k)		2,000,000	1,749,318
Towd Point Mortgage Trust Series 2017-6 Class A2, 3% 10/25/2057 (h)		2,300,000	2,212,295
Towd Point Mortgage Trust Series 2024-CES6 Class A1, 5.725% 11/25/2064 (h)		2,118,338	2,118,930
WaMu Asset Backed Cetficiates WMABS Trust Series 2006-HE3 Class 2A3, CME Term SOFR 1 month Index + 0.4345%, 4.1018% 8/25/2036 (l)		2,751,504	1,736,496
WaMu Asset-Backed Certificates Series 2007-HE4 Class 1A, CME Term SOFR 1 month Index + 0.2845%, 3.9518% 7/25/2047 (l)		3,625,340	2,720,581
Westlake Automobile Receivables Trust Series 2023-2A Class D, 7.01% 11/15/2028 (h)		328,214	330,934
TOTAL UNITED STATES			145,890,786
TOTAL ASSET-BACKED SECURITIES (Cost $265,485,470)			266,138,147

Collateralized Mortgage Obligations - 0.3%
		Principal Amount (a)	Value ($)
IRELAND - 0.0%
KINBN Series 2024-RPL2A Class A, 1 month EURIBOR + 1.1%, 3.311% 1/24/2063 (h)(l)	EUR	2,801,918	3,259,815
SPAIN - 0.0%
Lugo Funding Dac Series 2024-1A Class A, 3 month EURIBOR + 0%, 3.537% 5/26/2066 (h)(k)(l)	EUR	1,046,246	1,215,260
UNITED STATES - 0.3%
ACRA Trust Series 2024-NQM1 Class A1, 5.608% 10/25/2064 (h)		318,163	318,137
Adjustable Rate Mortgage Trust 2005-7 Series 2005-9 Class 5M1, CME Term SOFR 1 month Index + 1.1345%, 4.8018% 11/25/2035 (k)(l)		3,788,499	3,984,506
Alternative Loan Trust Series 2005-1CB Class 4A1, CME Term SOFR 1 month Index + 0.6145%, 4.2818% 3/25/2035 (k)(l)		3,089,862	1,714,844
Alternative Loan Trust Series 2005-56 Class 1A1, CME Term SOFR 1 month Index + 1.46%, 5.2418% 11/25/2035 (k)(l)		4,837,920	4,461,742
Alternative Loan Trust Series 2005-61 Class 2A1, CME Term SOFR 1 month Index + 0.6745%, 4.3418% 12/25/2035 (l)		257,900	229,310
ATLX Trust Series 2024-RPL2 Class A1, 3.85% 4/25/2063 (h)		3,382,142	3,268,135
Bear Stearns ARM Trust Series 2005-1 Class 2A1, 4.578% 3/25/2035 (k)		49,539	45,693
Bear Stearns Trust Series 2006-1 Class 21A2, 4.3158% 2/25/2036 (k)		3,472,689	2,296,779
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A, 3.375% 12/25/2064 (h)		2,545,877	2,213,333
Chase Home Lending Mortgage Trust Series 2026-7 Class A11, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9932% 5/25/2057 (h)(k)(l)		5,426,344	5,426,289
CitiMortgage Alternative Loan Trust Series 2006-A1 Class 1A5, 5.5% 4/25/2036		449,873	405,988
CitiMortgage Alternative Loan Trust Series 2007-A7 Class 2A1, CME Term SOFR 1 month Index + 0.5145%, 4.1818% 7/25/2037 (k)(l)		2,364,485	1,938,015
CSMC Trust Series 2014-2R Class 12A3, 2.25% 4/27/2037 (h)(k)		2,040,241	1,949,042
CSMC Trust Series 2017-RPL3 Class B1, 4.2907% 8/1/2057 (h)(k)		553,107	526,350
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2003-2XS Class M1, 6.14% 9/25/2033 (m)		1,591,210	1,401,241
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 Class A1A, CME Term SOFR 1 month Index + 0.5145%, 4.1818% 8/25/2047 (l)		3,014,107	2,716,872
Fannie Mae Guaranteed REMIC Series 2025-68 Class FA, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 8/25/2055 (k)(l)		3,513,804	3,537,694
Fannie Mae Guaranteed REMIC Series 2025-70 Class CF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 9/25/2055 (k)(l)		6,194,602	6,267,324
Fannie Mae Guaranteed REMIC Series 2025-74 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 9/25/2055 (k)(l)		6,965,240	7,027,450
Fannie Mae Guaranteed REMIC Series 2025-78 Class KF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 9/25/2055 (k)(l)		6,466,540	6,523,865
Fannie Mae Guaranteed REMIC Series 2025-99 Class KF, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 11/25/2055 (k)(l)		7,128,966	7,148,729
Fannie Mae Mortgage pass-thru certificates Series 2025-9 Class FC, U.S. 30-Day Avg. SOFR Index + 1.3%, 4.9432% 3/25/2055 (k)(l)		6,531,198	6,572,487
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5473 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 11/25/2054 (k)(l)		369,469	368,040
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5480 Class FG, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 12/25/2054 (k)(l)		1,027,269	1,033,690
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5482 Class FA, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 12/25/2054 (k)(l)		629,658	635,226
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5484 Class FD, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 12/25/2054 (k)(l)		2,988,792	3,003,823
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class MF, U.S. 30-Day Avg. SOFR Index + 0.94%, 4.5832% 11/25/2054 (k)(l)		2,485,089	2,497,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class FH, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 3/25/2055 (k)(l)		1,528,030	1,529,857
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5521 Class AF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 3/25/2055 (k)(l)		3,860,189	3,886,603
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5537 Class FA, U.S. 30-Day Avg. SOFR Index + 1.3%, 4.9432% 5/25/2055 (k)(l)		2,341,097	2,342,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5549 Class BF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (k)(l)		571,607	576,259
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5557 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 7/25/2055 (k)(l)		389,496	391,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5565 Class FC, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 8/25/2055 (k)(l)		3,814,328	3,853,217
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5580 Class FA, U.S. 30-Day Avg. SOFR Index + 0.95%, 4.5932% 9/25/2055 (k)(l)		5,367,632	5,406,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5580 Class FC, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 9/25/2055 (k)(l)		7,676,191	7,716,258
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5580 Class FE, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 9/25/2055 (k)(l)		3,561,513	3,580,100
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5584 Class FA, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 10/25/2055 (k)(l)		9,298,424	9,345,625
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5593 Class FN, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 11/25/2055 (k)(l)		14,549,891	14,588,192
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-5664 Class FL, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 7/25/2055 (k)(l)		28,958,579	28,980,631
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-5676 Class FA, U.S. 30-Day Avg. SOFR Index + 1.02%, 4.6632% 7/25/2056 (k)(l)		9,829,840	9,818,265
Ginnie Mae REMIC pass-thru certificates Series 2025-171 Class FA, U.S. 30-Day Avg. SOFR Index + 1%, 4.6388% 10/20/2055 (k)(l)		27,390,499	27,534,140
Ginnie Mae Series 2025-124 Class HF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7888% 7/20/2055 (k)(l)		1,123,316	1,135,919
Ginnie Mae Series 2025-156 Class JF, U.S. 30-Day Avg. SOFR Index + 0.85%, 4.4888% 9/20/2055 (k)(l)		2,460,659	2,463,700
Ginnie Mae Series 2025-178 Class FM, U.S. 30-Day Avg. SOFR Index + 1.26%, 4.8988% 10/20/2055 (k)(l)		3,681,022	3,676,018
Ginnie Mae Series 2025-H19 Class DF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4388% 9/20/2075 (k)(l)		6,898,727	6,957,998
Ginnie Mae Series 2025-H20 Class FA, U.S. 30-Day Avg. SOFR Index + 0.77%, 4.4088% 9/20/2075 (k)(l)		8,878,018	8,928,935
Ginnie Mae Series 2025-H21 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3388% 10/20/2075 (k)(l)		4,817,640	4,821,225
GreenPoint Mortgage Funding Trust Series 2005-AR4 Class 3A1, 5.1071% 10/25/2045 (k)		7,686,983	5,764,906
GreenPoint Mortgage Funding Trust Series 2005-AR4 Class 4A1A, CME Term SOFR 1 month Index + 0.7345%, 4.4018% 10/25/2045 (l)		1,073,904	984,698
GS Mortgage-Backed Securities Trust Series 2026-IRRP1A Class A, 1 month EURIBOR + 0%, 3.311% 11/24/2067 (h)(l)	EUR	1,824,993	2,119,821
HarborView Mortgage Loan Trust Series 2005-9 Class 2A1A, CME Term SOFR 1 month Index + 0.7945%, 4.4469% 6/20/2035 (k)(l)		427,826	390,538
HarborView Mortgage Loan Trust Series 2006-7 Class 2A1A, CME Term SOFR 1 month Index + 0.4%, 4.1618% 9/19/2046 (k)(l)		3,187,899	3,058,714
HSI Asset Securitization Corp Trust Series 2006-NC1 Class 2A, CME Term SOFR 1 month Index + 0.5545%, 4.2218% 11/25/2035 (l)		1,174,086	1,077,844
Indymac Imsc Mtg Ln Trust Series 2007-AR1 Class 2A1, 3.6486% 6/25/2037 (k)		888,771	546,468
IndyMac INDX Mortgage Loan Trust Series 2006-AR12 Class A1, CME Term SOFR 1 month Index + 0.38%, 4.1618% 9/25/2046 (k)(l)		403,614	372,793
JP Morgan Mortgage Trust Series 2024-10 Class A11, 4.8932% 3/25/2055 (h)(k)		1,318,712	1,321,236
JP Morgan Mortgage Trust Series 2026-6 Class A11, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9932% 12/25/2056 (h)(k)(l)		5,899,881	5,899,735
JP Morgan Resecuritization Trust Series 2014-6 Class 1A2, CME Term SOFR 1 month Index + 0.3245%, 3.3819% 7/27/2036 (h)(k)(l)		4,781,757	4,239,675
JP Morgan Seasoned Mortgage Trust Series 2024-1 Class A4, 4.3536% 1/25/2063 (h)(k)		1,572,182	1,515,803
Lehman XS Trust Series 2005-7N Class 1A1A, CME Term SOFR 1 month Index + 0.6545%, 4.3218% 12/25/2035 (l)		2,264,354	2,116,070
MASTR Adjustable Rate Mortgages Trust Series 2006-OA2 Class 1A1, 12 month Average U.S. Treasury Maturity + 0.8%, 4.5071% 12/25/2046 (k)(l)		456,812	340,289
Mill City Mortgage Loan Trust Series 2017-1 Class M3, 3.25% 11/25/2058 (h)		4,560,000	4,408,498
Morgan Stanley Mortgage Loan Trust Series 2005-9AR Class 1A, CME Term SOFR 1 month Index + 0.4045%, 4.0718% 12/25/2035 (k)(l)		1,122,823	794,813
Morgan Stanley Resecuritization Trust Series 2015-R6 Class 1A2, CME Term SOFR 1 month Index + 0.3745%, 4.0752% 7/26/2045 (h)(l)		1,450,739	1,433,749
Morgan Stanley Residential Mortgage Loan Trust Series 2024-NQM3 Class A1, 5.044% 7/25/2069 (h)(k)		1,563,919	1,556,319
Morgan Stanley Residential Mortgage Loan Trust Series 2024-RPL1 Class A1, 4% 6/25/2064 (h)		2,422,135	2,344,891
Morgan Stanley Residential Mortgage Loan Trust Series 2026-INV2 Class A10, U.S. 30-Day Avg. SOFR Index + 1.7%, 5.3432% 6/26/2056 (h)(k)(l)		5,865,306	5,851,896
NYMT Loan Trust Series 2024-INV1 Class A1, 5.379% 6/25/2069 (h)		1,448,774	1,444,270
PRPM Trust Series 2025-RPL2 Class A1, 3.75% 4/25/2055 (h)		1,738,114	1,687,430
PRPM LLC Series 2024-7 Class A1, 5.87% 11/25/2029 (h)(k)		1,533,770	1,533,919
PRPM LLC Series 2024-8 Class A1, 5.897% 12/25/2029 (h)		2,150,814	2,151,061
PRPM LLC Series 2024-RPL3 Class A1, 4% 11/25/2054 (h)		2,521,034	2,443,940
RALI Series Trust Series 2006-QS14 Class A1, 6.5% 11/25/2036		589,758	485,582
Rocket Mortgage Trust Series 2025-CES1 Class A1A, 5.653% 1/25/2045 (h)		2,725,876	2,728,320
Sequoia Mortgage Trust Series 2024-HYB1 Class A1A, 4.5078% 11/25/2063 (h)(k)		764,375	765,008
Sequoia Mortgage Trust Series 2026-9 Class A26F, 5.2932% 8/25/2056 (h)		5,967,980	5,954,787
Structured Asset Mortgage Investments II Trust Series 2006-AR3 Class 12A1, CME Term SOFR 1 month Index + 0.5545%, 4.2218% 5/25/2036 (k)(l)		3,191,518	2,660,548
Towd Point Mortgage Trust Series 2024-5 Class A1A, 4.6355% 10/25/2064 (h)(k)		2,547,186	2,522,866
Verus Securitization Trust Series 2024-8 Class A1, 5.364% 10/25/2069 (h)(k)		626,984	626,300
Verus Securitization Trust Series 2024-R1 Class A1, 5.218% 9/25/2069 (h)(k)		1,350,146	1,346,868
WaMu Mortgage MSC Pass Through Certificates Series 2005-3 Class 1CB1, 5.5% 5/25/2035		994,769	887,650
WaMu Mortgage Pass Through Certificates Series 2004-AR4 Class A6, 5.1059% 6/25/2034 (k)		1,957,400	1,915,884
WaMu Mortgage Pass Through Certificates Series 2005-AR13 Class A1A1, CME Term SOFR 1 month Index + 0.6945%, 4.3618% 10/25/2045 (k)(l)		65,097	61,656
WaMu Mortgage Pass-Through Certificates Trust Series 2007-OA1 Class A1A, 12 month Average U.S. Treasury Maturity + 0.7%, 4.4071% 2/25/2047 (k)(l)		1,707,532	1,556,148
Wells Fargo Alternative Loan Trust Series 2007-PA3 Class 1A1, 5.75% 7/25/2037		269,205	229,608
TOTAL UNITED STATES			302,185,727
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $305,968,868)			306,660,802

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-Q034 Class APT2, 3.2064% 7/25/2054 (k) (Cost $2,556,684)	2,668,130	2,583,426

Common Stocks - 78.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Telix Pharmaceuticals Ltd (f)	339,965	3,751,867
Information Technology - 0.0%
Software - 0.0%
IREN Ltd (e)(f)	67,703	2,512,797
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	46,340	5,204,909
TOTAL AUSTRALIA		11,469,573
AUSTRIA - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Steyr Motors AG (e)	111,605	3,725,704
BAILIWICK OF GUERNSEY - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Super Group SGHC Ltd	6,975	94,442
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (f)	40,328	433,526
Liberty Global Ltd Class C (f)	27,712	290,698
TOTAL COMMUNICATION SERVICES		724,224
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev SA/NV ADR (e)	37,398	2,958,182
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (f)	7,300	7,531,118
Pharmaceuticals - 0.0%
UCB SA	15,000	3,751,226
TOTAL HEALTH CARE		11,282,344
Materials - 0.0%
Construction Materials - 0.0%
Titan America SA (e)	239,113	3,567,566
TOTAL BELGIUM		18,532,316
BERMUDA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	37,790	497,316
Financials - 0.0%
Capital Markets - 0.0%
Marex Group Ltd	133,596	9,683,038
Insurance - 0.0%
Hamilton Insurance Group Ltd Class B	126,566	4,450,061
RenaissanceRe Holdings Ltd (e)	65,691	21,523,000
		25,973,061
TOTAL FINANCIALS		35,656,099
Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	15,079	252,422
TOTAL BERMUDA		36,405,837
BRAZIL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (f)	10	19,361
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (f)	390,381	5,680,044
Capital Markets - 0.0%
XP Inc Class A	217,185	3,959,283
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	64,829	584,757
TOTAL FINANCIALS		10,224,084
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States) (e)	4,331	653,245
TOTAL BRAZIL		10,896,690
CANADA - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (United States) (e)(f)	1,580,336	13,021,969
Energy - 0.0%
Energy Equipment & Services - 0.0%
Enerflex Ltd	532,852	10,865,037
Oil, Gas & Consumable Fuels - 0.0%
Athabasca Oil Corp (f)	809,000	6,204,892
Greenfire Resources Ltd (f)	18,100	111,496
Greenfire Resources Ltd rights 9/15/2026 (f)	12,300	13,652
Imperial Oil Ltd	40,600	5,335,607
South Bow Corp (United States)	51,400	1,941,378
Suncor Energy Inc	47,600	3,184,782
		16,791,807
TOTAL ENERGY		27,656,844
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc (f)	3,450	55,580
Fennec Pharmaceuticals Inc (United States) (f)	456	5,631
Xenon Pharmaceuticals Inc (f)	63,064	3,797,714
TOTAL HEALTH CARE		3,858,925
Industrials - 0.2%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (e)	56,144	4,748,660
Ground Transportation - 0.2%
Canadian National Railway Co (United States) (e)	248,480	30,997,880
Canadian Pacific Kansas City Ltd (United States)	1,069,050	99,090,245
		130,088,125
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States) (e)	15,831	433,611
TOTAL INDUSTRIALS		135,270,396
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (f)	88,266	26,426,841
Firan Technology Group Corp (f)	463,652	6,777,726
		33,204,567
IT Services - 0.2%
Shopify Inc Class A (United States) (f)	378,628	55,798,408
Software - 0.0%
BlackBerry Ltd (United States) (e)(f)	847,464	6,906,831
Descartes Systems Group Inc/The (United States) (f)	380,198	30,659,167
		37,565,998
TOTAL INFORMATION TECHNOLOGY		126,568,973
Materials - 0.1%
Chemicals - 0.0%
Nutrien Ltd (United States)	12,500	944,125
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States) (e)	149,878	30,441,721
Altius Minerals Corp	40,800	1,896,120
Franco-Nevada Corp (United States) (e)	96,275	25,334,766
Metalla Royalty & Streaming Ltd (f)	29,100	303,222
Ssr Mining Inc (United States)	309,660	11,646,313
Teck Resources Ltd Class B (United States)	9,400	640,328
		70,262,470
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd (United States) (e)	226,059	15,408,181
TOTAL MATERIALS		86,614,776
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares (United States)	55,959	5,632,833
Real Matters Inc (f)	589,036	1,925,274
Real Matters Inc (OTC) (f)	201,619	663,326
TOTAL REAL ESTATE		8,221,433
Utilities - 0.0%
Gas Utilities - 0.0%
Brookfield Infrastructure Corp (United States) (e)	90,850	3,472,287
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States) (e)	28,003	900,296
TOTAL UTILITIES		4,372,583
TOTAL CANADA		405,585,899
CHINA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Yum China Holdings Inc	9,478	422,814
Household Durables - 0.0%
Midea Group Co Ltd H Shares	458,013	5,909,830
TOTAL CONSUMER DISCRETIONARY		6,332,644
Information Technology - 0.0%
IT Services - 0.0%
GDS Holdings Ltd A Shares (f)	1,200,550	4,800,594
TOTAL CHINA		11,133,238
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S (f)	31,656	8,326,794
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	335,766	15,220,273
TOTAL DENMARK		23,547,067
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (f)	395,642	12,086,863
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj ADR	1,842,912	18,687,128
TOTAL FINLAND		30,773,991
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA	174,900	3,129,604
Industrials - 0.0%
Aerospace & Defense - 0.0%
Thales SA ADR	157,567	8,908,838
Information Technology - 0.0%
Communications Equipment - 0.0%
Parrot SA (f)	472,652	5,133,234
TOTAL FRANCE		17,171,676
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Schaeffler AG Class Registered (e)	743,041	6,369,525
Specialty Retail - 0.0%
LuxExperience BV ADR (e)(f)	2,761,439	21,097,394
TOTAL CONSUMER DISCRETIONARY		27,466,919
Industrials - 0.1%
Aerospace & Defense - 0.0%
MTU Aero Engines AG	32,092	13,125,042
Electrical Equipment - 0.1%
Innio NV	783,217	15,820,983
Machinery - 0.0%
Deutz AG (e)	1,028,523	15,220,235
TOTAL INDUSTRIALS		44,166,260
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
AIXTRON SE	11,600	482,234
TOTAL GERMANY		72,115,413
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (f)	3,043,721	8,705,042
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A	12,678	143,768
Webull Corp Class A (f)	218,939	2,075,542
		2,219,310
Insurance - 0.0%
Accelerant Holdings Class A (f)	7,542	148,804
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,368,114
GREECE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Okeanis Eco Tankers Corp (h)(i)	285,826	19,076,027
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	4,442	416,482
IRELAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	264,416	4,598,194
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (f)	8,844	82,691
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (f)	488	43,486
TOTAL IRELAND		4,724,371
ISRAEL - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (f)	96,438	359,713
Media - 0.0%
Nexxen International Ltd (f)	39,938	389,396
TOTAL COMMUNICATION SERVICES		749,109
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (f)	468,952	4,000,160
Broadline Retail - 0.0%
Global-e Online Ltd (f)	401,565	14,998,453
TOTAL CONSUMER DISCRETIONARY		18,998,613
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Industries Ltd ADR (f)	51,124	1,843,020
Information Technology - 0.1%
Communications Equipment - 0.0%
Silicom Ltd (f)	182,050	7,837,253
Software - 0.1%
Cellebrite DI Ltd (f)	2,066,932	24,803,185
Cognyte Software Ltd (f)	388,812	3,444,874
Nice Ltd ADR (f)	60,030	6,554,075
		34,802,134
TOTAL INFORMATION TECHNOLOGY		42,639,387
TOTAL ISRAEL		64,230,129
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa (e)	391,361	5,314,682
JAPAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chugai Pharmaceutical Co Ltd ADR	458,657	9,884,058
Industrials - 0.0%
Machinery - 0.0%
Harmonic Drive Systems Inc (e)	110,609	4,008,927
MINEBEA MITSUMI Inc	167,408	3,516,012
TOTAL INDUSTRIALS		7,524,939
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Murata Manufacturing Co Ltd	80,176	3,563,032
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (f)	2,469	89,501
TOTAL INFORMATION TECHNOLOGY		3,652,533
Materials - 0.0%
Chemicals - 0.0%
Resonac Holdings Corp	39,837	3,899,392
TOTAL JAPAN		24,960,922
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (f)	900	14,454
MEXICO - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Dauch Corp (f)	48,615	304,329
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	44,757	9,348,395
TOTAL MEXICO		9,652,724
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	234,908	18,524,845
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Inc	74,495	1,138,283
TOTAL MONACO		19,663,128
NETHERLANDS - 0.3%
Health Care - 0.0%
Biotechnology - 0.0%
Newamsterdam Pharma Co NV (f)	4,938	125,129
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	50,440	85,546,744
NXP Semiconductors NV	584,497	131,301,406
TOTAL INFORMATION TECHNOLOGY		216,848,150
TOTAL NETHERLANDS		216,973,279
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (f)	4,704	229,179
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Bladex Inc Class E	10,943	590,047
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	58,300	1,459,082
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico (e)	943,036	26,291,844
Popular Inc	88,216	14,837,049

TOTAL PUERTO RICO		41,128,893
SINGAPORE - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	34,306	2,746,538
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA ADR	90,900	1,323,504
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	268,235	32,512,765
Information Technology - 0.0%
Software - 0.0%
Micro Systemation AB B Shares	342,364	3,374,435
TOTAL SWEDEN		35,887,200
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	394,328	10,627,140
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (f)	169,444	4,829,154
TOTAL CONSUMER DISCRETIONARY		15,456,294
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (e)(f)	4,095	233,332
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	308,050	63,227,263
TOTAL SWITZERLAND		78,916,889
TAIWAN - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Elite Material Co Ltd	19,000	3,284,313
Unimicron Technology Corp	108,000	3,400,606
		6,684,919
Semiconductors & Semiconductor Equipment - 0.1%
MediaTek Inc	96,000	11,884,246
Taiwan Semiconductor Manufacturing Co Ltd ADR	213,052	88,484,757
		100,369,003
TOTAL TAIWAN		107,053,922
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (f)	154,501	63,798,098
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Autotrader Group PLC (h)(i)	385,458	2,757,721
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genius Sports Ltd Class A (f)	4,503,072	33,412,794
Consumer Staples - 0.2%
Food Products - 0.1%
Nomad Foods Ltd	1,077,971	12,547,582
Personal Care Products - 0.1%
Unilever PLC ADR	709,587	46,016,717
Tobacco - 0.0%
British American Tobacco PLC ADR	80,535	4,475,330
TOTAL CONSUMER STAPLES		63,039,629
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	251,746	19,673,950
Financials - 0.0%
Insurance - 0.0%
Pelagos Insurance Capital Ltd	34,409	839,924
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC ADR (e)	333,428	9,589,389
Pharmaceuticals - 0.0%
Astrazeneca PLC (United States)	52,544	8,518,959
TOTAL HEALTH CARE		18,108,348
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC ADR	328,520	7,815,491
Machinery - 0.0%
Luxfer Holdings PLC	6,180	106,172
TOTAL INDUSTRIALS		7,921,663
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Raspberry PI Holdings PLC (f)	609,779	4,767,466
TOTAL UNITED KINGDOM		150,521,495
UNITED STATES - 77.3%
Communication Services - 6.8%
Diversified Telecommunication Services - 0.5%
AT&T Inc	10,485,865	271,479,045
Atn International Inc	41,220	1,243,607
Bandwidth Inc Class A (f)	175,800	8,513,994
Comcast Corp Class A	2,136,435	56,871,900
Globalstar Inc (f)	10,518	857,742
IDT Corp Class B	68,165	4,650,216
Lumen Technologies Inc (f)	751,678	4,697,988
Space Exploration Technologies Corp Class A (e)	26,681	3,833,793
Verizon Communications Inc	2,189,790	109,533,296
		461,681,581
Entertainment - 0.9%
AMC Entertainment Holdings Inc Class A (f)	339,257	895,638
Cinemark Holdings Inc	40,199	1,431,486
CuriosityStream Inc Class A	4,921	13,188
Liberty Live Holdings Inc Class A	2,242	223,034
Liberty Live Holdings Inc Class C	6,222	644,102
Lionsgate Studios Corp (f)	27,051	306,488
Live Nation Entertainment Inc (e)(f)	76,168	13,701,862
Madison Square Garden Entertainment Corp Class A (f)	8,100	629,289
Madison Square Garden Sports Corp Class A (f)	5,600	2,154,488
Marcus Corp/The	58,919	1,675,067
Netflix Inc (f)	6,023,115	488,173,472
Playtika Holding Corp	99,847	226,653
ROBLOX Corp Class A (f)	216,700	8,947,543
Roku Inc Class A (f)	43,037	6,753,796
Sphere Entertainment Co Class A (e)(f)	20,100	2,739,630
Spotify Technology SA (f)	58,128	31,599,543
Stubhub Holdings Inc Class A (e)(f)	229,008	1,461,071
Take-Two Interactive Software Inc (f)	62,188	13,662,704
TKO Group Holdings Inc Class A	181,112	33,072,862
Walt Disney Co/The	2,214,418	238,160,656
Warner Bros Discovery Inc (f)	608,400	17,357,652
Warner Music Group Corp Class A	1,370,816	38,670,719
		902,500,943
Interactive Media & Services - 5.0%
Alphabet Inc Class A	4,799,757	1,628,797,538
Alphabet Inc Class C	5,647,076	1,894,085,762
Angi Inc Class A (f)	89,095	414,292
Cargurus Inc Class A (f)	12,595	449,138
EverQuote Inc Class A (e)(f)	115,730	2,944,171
fuboTV Inc Class A (e)(f)	33,270	350,333
Grindr Inc Class A (e)(f)	26,015	402,712
Match Group Inc	419,860	17,067,309
MediaAlpha Inc Class A (f)	37,439	472,480
Meta Platforms Inc Class A	2,460,872	1,408,455,480
Nextdoor Holdings Inc Class A (f)	277,650	624,713
Pinterest Inc Class A (f)	21,634	469,674
QuinStreet Inc (e)(f)	117,101	2,276,443
Shutterstock Inc	36,277	200,975
Snap Inc Class A (f)	337,014	1,870,428
Yelp Inc Class A (e)(f)	176,164	3,937,265
Ziff Davis Inc (e)(f)	30,194	1,665,199
ZipRecruiter Inc Class A (f)	166,527	709,405
		4,965,193,317
Media - 0.1%
AppLovin Corp Class A (f)	138,801	43,314,240
Cable One Inc (e)(f)	2,300	62,974
Charter Communications Inc Class A (f)	3,678	560,674
DoubleVerify Holdings Inc (f)	76,355	1,023,157
EchoStar Corp Class A (f)	23,622	2,041,886
Entravision Communications Corp Class A (e)	22,100	176,579
Fox Corp Class A	594,704	40,053,314
Ibotta Inc Class A (f)	10,859	404,063
John Wiley & Sons Inc Class A	92,000	4,819,880
Magnite Inc (f)	42,817	1,005,771
MNTN Inc Class A (e)(f)	188,963	2,484,863
New York Times Co/The Class A	609,599	41,007,725
News Corp Class A	441,803	13,567,770
News Corp Class B	359,009	12,353,500
Nexstar Media Group Inc	125,423	22,843,291
Omnicom Group Inc	200	17,506
Paramount Skydance Corp Class B (e)	159,894	1,744,444
PubMatic Inc Class A (f)	1,929	32,079
Sinclair Inc Class A	6,340	89,394
Sirius XM Holdings Inc (e)	399,200	11,245,464
TechTarget Inc (f)	1,623	6,281
Trade Desk Inc (The) Class A (f)	1,548,736	21,248,658
USA TODAY Co Inc (e)(f)	19,800	124,542
Versant Media Group Inc Class A	507,484	20,867,742
		241,095,797
Wireless Telecommunication Services - 0.3%
Gogo Inc (e)(f)	27,300	68,796
Spok Holdings Inc	4,200	44,142
T-Mobile US Inc	1,390,618	250,923,112
Telephone and Data Systems Inc	48,451	1,631,830
		252,667,880
TOTAL COMMUNICATION SERVICES		6,823,139,518
Consumer Discretionary - 7.5%
Automobile Components - 0.1%
Adient PLC (f)	83,045	1,575,364
Aptiv PLC (f)	1,200	53,712
BorgWarner Inc	936,973	60,116,188
Cooper-Standard Holdings Inc (f)	19,400	519,532
Dana Inc	73,918	2,216,062
Gentex Corp	637,739	14,266,221
Lear Corp	3,860	482,461
Phinia Inc (e)	211,571	14,479,919
QuantumScape Corp Class A (e)(f)	238,390	1,332,600
Standard Motor Products Inc	29,833	1,125,301
Stoneridge Inc (f)	14,600	101,032
Versigent PLC	361,150	17,118,510
		113,386,902
Automobiles - 1.0%
Ford Motor Co	3,288,085	45,835,905
General Motors Co	1,771,821	152,943,589
Harley-Davidson Inc (e)	358,600	9,897,360
Rivian Automotive Inc Class A (f)	223,300	3,586,198
Tesla Inc (f)	2,078,217	764,679,945
		976,942,997
Broadline Retail - 3.0%
Amazon.com Inc (f)	11,079,806	2,878,201,205
Dillard's Inc Class A	6,047	3,785,241
eBay Inc	557,517	57,736,461
Etsy Inc (f)	29,695	2,415,094
Groupon Inc (e)(f)	23,981	459,955
Kohl's Corp (e)	89,054	1,586,942
Macy's Inc	666,879	14,644,663
Ollie's Bargain Outlet Holdings Inc (f)	156,537	11,806,021
Pattern Group Inc Class A	67,300	1,395,128
		2,972,030,710
Distributors - 0.0%
Genuine Parts Co	20,400	2,767,668
GigaCloud Technology Inc Class A (f)	244,379	11,859,713
Gold.com Inc (e)	20,271	911,587
LKQ Corp	600,406	15,070,191
Pool Corp	139,758	26,067,662
		56,676,821
Diversified Consumer Services - 0.2%
ADT Inc	4,378,655	32,358,260
Bright Horizons Family Solutions Inc (f)	14,012	1,039,410
Carriage Services Inc	800	26,920
Coursera Inc (f)	148,555	968,579
Covista Inc (e)(f)	1,280	169,382
Duolingo Inc Class A (f)	21,785	3,232,023
Frontdoor Inc (f)	409,051	33,079,954
Grand Canyon Education Inc (f)	125,940	18,655,492
H&R Block Inc (e)	81,964	4,233,441
Laureate Education Inc (f)	84,252	3,161,978
Perdoceo Education Corp (e)	396,419	13,176,968
Service Corp International/US	482,420	39,384,769
Strategic Education Inc	8,186	678,128
		150,165,304
Hotels, Restaurants & Leisure - 1.5%
Accel Entertainment Inc Class A (f)	3,000	34,920
Airbnb Inc Class A (f)	329,269	60,328,666
Aramark	126,662	7,132,337
BJ's Restaurants Inc (f)	605	38,472
Bloomin' Brands Inc (f)	24,500	252,350
Booking Holdings Inc	1,273,456	253,532,356
Boyd Gaming Corp	160,869	12,481,826
Brightstar Lottery PLC	53,545	603,452
Brinker International Inc (f)	43,460	9,930,610
Caesars Entertainment Inc (f)	44,065	1,308,731
Carnival Corp Ltd	202,180	4,830,080
Cava Group Inc (e)(f)	11,900	782,425
Chipotle Mexican Grill Inc (f)	3,714,167	141,249,771
Churchill Downs Inc	204,053	17,850,556
Cracker Barrel Old Country Store Inc	600	33,144
Darden Restaurants Inc	52,705	11,292,573
Dave & Buster's Entertainment Inc (f)	51,901	465,552
Domino's Pizza Inc	103,049	35,248,941
DoorDash Inc Class A (f)	660,389	153,038,547
Dutch Bros Inc Class A (f)	20,484	1,000,848
El Pollo Loco Holdings Inc (f)	71,646	1,094,034
Expedia Group Inc Class A	172,884	54,824,974
Global Business Travel Group I Class A (f)	22,432	212,207
Hilton Grand Vacations Inc (f)	75,739	3,212,091
Hilton Worldwide Holdings Inc	204,481	64,673,251
Hyatt Hotels Corp Class A (e)	132,575	22,136,048
Kura Sushi USA Inc Class A (f)	198,979	9,085,381
Las Vegas Sands Corp	884,608	38,754,676
Lindblad Expeditions Holdings Inc (f)	20,348	540,443
Marriott International Inc/MD Class A1	84,046	28,723,561
McDonald's Corp (e)	1,044,359	275,230,372
MGM Resorts International (f)	161	6,659
Monarch Casino & Resort Inc	38,863	4,681,048
Nathan's Famous Inc	1,600	156,576
Navan Inc Class A (f)	98,337	2,857,673
Norwegian Cruise Line Holdings Ltd (f)	430,789	6,952,934
Planet Fitness Inc Class A (f)	74,924	3,866,078
Pursuit Attractions and Hospitality Inc (f)	181,053	8,690,544
Red Rock Resorts Inc Class A (e)	15,865	890,978
Royal Caribbean Cruises Ltd (e)	192,730	51,794,260
Rush Street Interactive Inc Class A (f)	71,181	1,833,623
Six Flags Entertainment Corp (e)(f)	9,284	139,724
Starbucks Corp	699,458	74,317,413
Texas Roadhouse Inc	83,477	16,328,101
Travel + Leisure Co	489,931	33,687,656
United Parks & Resorts Inc (e)(f)	156,423	6,258,484
Vail Resorts Inc (e)	90,348	12,369,545
Viking Holdings Ltd (f)	163,894	14,117,829
Wingstop Inc	14,475	1,584,723
Wyndham Hotels & Resorts Inc	34,358	2,530,810
Wynn Resorts Ltd	6,208	566,666
Yum! Brands Inc	279,709	42,882,187
		1,496,436,706
Household Durables - 0.2%
Cavco Industries Inc (f)	21,270	11,892,695
Century Communities Inc	18,139	1,225,289
Champion Homes Inc (f)	13,936	1,244,067
Cricut Inc Class A	15,200	89,680
DR Horton Inc	120,800	17,462,848
Flexsteel Industries Inc	100	7,954
Garmin Ltd	36,300	10,313,193
Green Brick Partners Inc (f)	115,799	8,363,004
Installed Building Products Inc	77,905	18,917,671
KB Home	3,200	170,560
La-Z-Boy Inc	900	28,476
LGI Homes Inc (f)	113,463	6,347,120
Lovesac Co/The (f)	4,336	67,620
M/I Homes Inc (f)	30,243	4,500,461
Meritage Homes Corp	17,366	1,205,721
Mohawk Industries Inc (f)	11,186	1,434,605
Newell Brands Inc	291,956	1,824,725
NVR Inc (f)	2,399	15,150,237
PulteGroup Inc	275,000	34,738,000
Smith Douglas Homes Corp Class A (f)	300	3,623
Somnigroup International Inc (e)	29,434	1,905,852
Sonos Inc (f)	12,342	192,535
Toll Brothers Inc	499,971	71,720,840
Whirlpool Corp (e)	17,727	723,971
		209,530,747
Leisure Products - 0.0%
BRP Inc Subordinate Voting Shares	400	24,696
Brunswick Corp/DE	152,412	11,568,071
Clarus Corp	351	1,306
Hasbro Inc	234,483	22,064,850
JAKKS Pacific Inc	1,002	25,160
Mattel Inc (f)	649,214	9,705,749
Peloton Interactive Inc Class A (e)(f)	1,139,000	6,105,040
		49,494,872
Specialty Retail - 1.4%
Abercrombie & Fitch Co Class A (f)	15,459	2,211,874
Academy Sports & Outdoors Inc (e)	351,305	15,092,063
American Eagle Outfitters Inc	266,170	4,426,407
Asbury Automotive Group Inc (f)	40,087	8,474,392
AutoNation Inc (f)	56,977	11,466,621
AutoZone Inc (f)	55,867	167,111,605
Barnes & Noble Education Inc	471	5,698
Bath & Body Works Inc	891,084	17,153,367
Best Buy Co Inc	238,300	19,099,745
Bob's Discount Furniture Inc (e)	54,900	923,967
Boot Barn Holdings Inc (f)	85,581	12,891,066
Buckle Inc/The	82,751	3,525,193
Burlington Stores Inc (f)	339,199	88,110,332
Caleres Inc	17,853	217,450
Camping World Holdings Inc Class A	45,253	292,334
CarMax Inc (f)	118,915	7,293,057
Carvana Co Class A (f)	504,545	37,063,876
Chewy Inc Class A (f)	655,334	15,596,949
Citi Trends Inc (f)	150	10,209
Dick's Sporting Goods Inc	6,800	918,680
Five Below Inc (f)	16,472	4,065,948
Floor & Decor Holdings Inc Class A (f)	34,700	1,744,369
GameStop Corp Class A (e)(f)	60,440	1,110,887
Gap Inc/The	101,912	2,273,657
Group 1 Automotive Inc	11,778	3,174,642
GrowGeneration Corp (f)	852	1,371
Home Depot Inc/The	692,303	226,957,692
Lithia Motors Inc	65,504	24,060,929
Lowe's Cos Inc	1,337,104	273,705,189
MarineMax Inc (f)	200	10,436
Monro Inc (e)	81,828	1,019,577
Murphy USA Inc	67,037	34,550,199
National Vision Holdings Inc (f)	1,434	24,493
O'Reilly Automotive Inc (f)	697,326	61,922,549
Penske Automotive Group Inc (e)	99,590	21,570,198
Petco Health & Wellness Co Inc Class A (f)	124,600	331,436
RealReal Inc/The (e)(f)	151,975	1,556,224
Revolve Group Inc Class A (f)	311,163	6,914,042
RH (f)	2,137	318,734
Ross Stores Inc	337,720	77,182,529
Sally Beauty Holdings Inc (e)(f)	704,829	11,545,099
Signet Jewelers Ltd	107,629	8,855,714
Sonic Automotive Inc Class A (e)	13,290	1,045,259
Stitch Fix Inc Class A (f)	99,534	315,523
ThredUp Inc Class A (f)	102,223	274,980
TJX Cos Inc/The	765,154	102,461,772
Tractor Supply Co	622,990	21,742,351
Ulta Beauty Inc (f)	31,786	17,072,261
Upbound Group Inc	37,205	680,852
Urban Outfitters Inc (f)	171,644	13,849,954
Valvoline Inc (f)	59,877	1,919,657
Victoria's Secret & Co (f)	10,646	909,275
Warby Parker Inc Class A (e)(f)	240,311	5,911,651
Wayfair Inc Class A (f)	31,117	3,088,985
Williams-Sonoma Inc	50,763	11,586,655
Zumiez Inc (e)(f)	43,308	775,213
		1,356,415,187
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (e)(f)	89,300	10,749,934
Deckers Outdoor Corp (f)	84,900	7,393,092
Figs Inc Class A (f)	5,384	82,591
G-III Apparel Group Ltd	74,170	2,417,200
Kontoor Brands Inc	34,304	2,586,865
Levi Strauss & Co Class A	33,800	701,688
Lululemon Athletica Inc (f)	1,500	180,390
NIKE Inc Class B	254,512	9,941,239
Oxford Industries Inc	110	4,211
PVH Corp	93,500	6,933,960
Ralph Lauren Corp Class A	30,483	10,574,553
Tapestry Inc	191,416	23,618,820
Under Armour Inc Class A (e)(f)	30,200	152,208
VF Corp	95,039	1,277,324
Wolverine World Wide Inc	9,700	191,381
		76,805,456
TOTAL CONSUMER DISCRETIONARY		7,457,885,702
Consumer Staples - 3.3%
Beverages - 0.9%
Boston Beer Co Inc/The Class A (f)	34,080	6,059,765
Brown-Forman Corp Class A (e)	152,938	4,166,031
Brown-Forman Corp Class B (e)	540,238	14,354,124
Celsius Holdings Inc (f)	112,655	3,543,000
Coca-Cola Co/The	3,264,497	289,462,949
Coca-Cola Consolidated Inc	175,563	34,334,856
Constellation Brands Inc Class A	154,600	20,193,852
Keurig Dr Pepper Inc	1,194,555	38,058,522
Molson Coors Beverage Co Class B (e)	430,419	17,113,459
Monster Beverage Corp (f)	2,186,653	100,411,106
National Beverage Corp	74,456	2,355,043
PepsiCo Inc	2,373,345	333,075,238
Primo Brands Corp Class A	32,227	735,420
Vita Coco Co Inc/The (f)	125,195	7,350,824
Zevia PBC Class A (f)	17,800	25,098
		871,239,287
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	1,340,718	16,557,867
Andersons Inc/The	40,124	2,602,844
BJ's Wholesale Club Holdings Inc (f)	896,708	81,286,580
Casey's General Stores Inc	47,665	35,854,090
Chefs' Warehouse Inc/The (f)	9,123	1,026,064
Costco Wholesale Corp	335,386	316,567,492
Dollar General Corp	216,087	27,389,027
Dollar Tree Inc (f)	284,201	35,977,005
Ingles Markets Inc Class A (e)	133,607	10,929,053
Kroger Co/The	823,228	47,368,539
Maplebear Inc (f)	262,745	13,273,877
Performance Food Group Co (f)	240,540	23,854,352
PriceSmart Inc	120,482	20,483,145
Sprouts Farmers Market Inc (e)(f)	570,322	46,789,217
Sysco Corp	453,479	36,768,077
Target Corp	421,250	67,770,700
United Natural Foods Inc (f)	182,107	7,987,213
US Foods Holding Corp (f)	505,426	52,988,862
Walmart Inc	2,934,505	307,741,539
Weis Markets Inc	2,200	156,310
		1,153,371,853
Food Products - 0.2%
Archer-Daniels-Midland Co	2,400	195,096
Cal-Maine Foods Inc (e)	158,886	12,539,283
Campbell's Company/The (e)	348,500	8,252,480
Conagra Brands Inc	403,274	6,460,449
Darling Ingredients Inc (f)	17,442	1,155,881
Dole PLC	405,986	5,622,906
Freshpet Inc (e)(f)	61,420	4,290,801
General Mills Inc	337,833	13,918,720
Hershey Co/The	41,947	7,391,481
Hormel Foods Corp	176,400	3,854,340
Ingredion Inc (e)	125,400	12,973,884
JBS NV Class A	14,955	200,995
JM Smucker Co	127,200	16,683,552
Kraft Heinz Co/The	546,730	14,034,559
Lamb Weston Holdings Inc	5,670	309,185
Mama's Creations Inc (e)(f)	428,322	6,951,666
Marzetti Company/The (e)	60,430	6,807,440
Mondelez International Inc	822,511	51,053,258
Pilgrim's Pride Corp (f)	270,300	8,482,014
Post Holdings Inc (f)	12,714	1,059,839
Seaboard Corp	10	39,103
Simply Good Foods Co/The (f)	259,706	2,973,634
Smithfield Foods Inc	399,730	8,758,084
Tootsie Roll Industries Inc Class A	49,326	2,015,460
Tyson Foods Inc Class A (e)	261,200	14,402,568
Utz Brands Inc Class A	15,000	213,000
Vital Farms Inc (e)(f)	97,422	1,040,467
		211,680,145
Household Products - 0.4%
Central Garden & Pet Co Class A (f)	33,487	1,246,051
Church & Dwight Co Inc	635,197	63,379,957
Colgate-Palmolive Co	528,763	47,493,493
Energizer Holdings Inc (e)	319,500	6,958,710
Kimberly-Clark Corp (e)	61,114	6,597,256
Oil-Dri Corp of America	700	62,985
Procter & Gamble Co/The	1,923,065	279,075,193
Reynolds Consumer Products Inc	151,960	3,517,874
WD-40 Co	70,430	15,082,585
		423,414,104
Personal Care Products - 0.0%
BellRing Brands Inc (f)	161,628	1,740,734
Coty Inc Class A (f)	40,600	115,710
Estee Lauder Cos Inc/The Class A	421,430	43,112,289
Herbalife Ltd (f)	287,275	3,157,152
Honest Co Inc/The (f)	848,062	4,850,915
Kenvue Inc	314,388	5,935,645
USANA Health Sciences Inc (f)	1,952	27,835
		58,940,280
Tobacco - 0.6%
Altria Group Inc	2,395,276	164,028,500
Philip Morris International Inc	2,157,881	404,171,112
Turning Point Brands Inc	49,397	3,999,675
		572,199,287
TOTAL CONSUMER STAPLES		3,290,844,956
Energy - 3.2%
Energy Equipment & Services - 0.3%
Archrock Inc	109,568	3,453,583
Atlas Energy Solutions Inc (e)(f)	34,350	449,985
Baker Hughes Co Class A	2,137,547	135,841,112
Bristow Group Inc	490	22,241
Cactus Inc Class A (e)	313,292	22,030,693
Flowco Holdings Inc Class A (e)	10,900	239,146
Halliburton Co	1,130,723	41,667,143
Helmerich & Payne Inc	1,500	65,370
Kodiak Gas Services Inc	4,854	285,270
Liberty Energy Inc Class A	122,907	2,422,497
Nabors Industries Ltd (f)	872	81,654
Natural Gas Services Group Inc	1,283	45,162
NOV Inc	87,084	1,854,018
Oceaneering International Inc (f)	43,808	2,267,502
Oil States International Inc (f)	35,400	312,228
Patterson-UTI Energy Inc	387,417	4,896,951
ProPetro Holding Corp (f)	140,280	1,593,581
SLB Ltd	1,204,234	72,374,463
Solaris Energy Infrastructure Inc Class A (e)	226,573	11,503,111
TETRA Technologies Inc (f)	4,300	29,670
Tidewater Inc (e)(f)	14,123	1,315,134
Transocean Ltd (e)(f)	495,498	2,878,843
Valaris Ltd (f)	5,300	457,761
Weatherford International PLC	43,867	4,288,877
		310,375,995
Oil, Gas & Consumable Fuels - 2.9%
Aemetis Inc (f)	52,800	98,736
Antero Midstream Corp	1,103,955	24,750,671
Antero Resources Corp (f)	240,041	9,236,778
APA Corp	433,200	18,692,580
California Resources Corp	100	5,302
Cheniere Energy Inc	21,702	6,330,256
Chevron Corp	1,550,551	319,630,583
Chord Energy Corp	46,689	6,868,419
Clean Energy Fuels Corp (f)	261,709	416,117
CNX Resources Corp (e)(f)	188,634	6,862,505
ConocoPhillips	1,475,964	195,550,470
Crescent Energy Co Class A	1,187,398	16,255,479
CVR Energy Inc	71,434	2,990,227
Delek US Holdings Inc	160,405	11,924,508
Devon Energy Corp	373,022	18,095,297
DHT Holdings Inc	736,444	14,434,302
Diamondback Energy Inc	276,125	55,357,540
Dorian LPG Ltd (e)	100,397	5,023,866
DT Midstream Inc	279,350	36,600,437
Energy Fuels Inc/Canada (United States) (e)(f)	20,578	303,526
EOG Resources Inc	1,474,681	213,769,758
EQT Corp	1,818,154	98,507,584
Expand Energy Corp	259,473	25,469,870
ExxonMobil Holdings Corp	5,424,771	873,116,892
FutureFuel Corp	8,600	45,321
Green Plains Inc (f)	65,900	952,255
Gulfport Energy Corp (f)	9,339	1,675,884
HF Sinclair Corp	470,628	47,820,511
HighPeak Energy Inc Class A	800	6,551
International Seaways Inc	72,876	7,188,489
Kinder Morgan Inc	1,351,600	43,575,584
Magnolia Oil & Gas Corp Class A	736,943	19,786,920
Marathon Petroleum Corp	333,282	124,420,836
Matador Resources Co (e)	746,008	43,275,924
Murphy Oil Corp	49,849	1,815,501
New Era Energy & Digital Inc (e)(f)	34,730	164,794
Northern Oil & Gas Inc	500,092	13,007,393
Occidental Petroleum Corp	266,242	16,022,444
ONEOK Inc	172,882	16,598,401
Ovintiv Inc	71,324	4,682,421
Par Pacific Holdings Inc (f)	224,431	17,936,526
PBF Energy Inc Class A	57,886	4,225,099
Permian Resources Holdings Inc/DE Class A	488,897	11,386,411
Phillips 66	604,526	149,064,021
Plains GP Holdings LP Class A	94,484	2,666,338
PrimeEnergy Resources Corp (f)	533	112,506
Range Resources Corp (e)	428,679	17,713,016
REX American Resources Corp (f)	63,787	2,620,370
Riley Exploration Permian Inc	13,000	507,390
Shell PLC ADR	292,379	26,738,060
SM Energy Co	79,292	2,948,077
Sunoco LP	21,100	1,604,444
Sunococorp LLC	16,941	1,316,316
Talos Energy Inc (f)	563,004	9,717,449
Targa Resources Corp	207,446	60,916,518
Uranium Energy Corp (e)(f)	23,860	292,046
Valero Energy Corp	456,711	163,922,712
Venture Global Inc Class A	93,600	1,370,304
W&T Offshore Inc	9,600	35,615
Williams Cos Inc/The	1,540,051	115,580,828
World Kinect Corp (e)	92,925	3,322,069
		2,895,327,047
TOTAL ENERGY		3,205,703,042
Financials - 11.4%
Banks - 3.4%
1st Source Corp	23,146	1,981,992
Amalgamated Financial Corp	6,124	294,381
Ameris Bancorp	13,924	1,173,097
Arrow Financial Corp	11,342	428,047
Associated Banc-Corp	409,677	12,540,213
Axos Financial Inc (f)	163,930	15,866,785
Banc of California Inc	92,004	1,713,114
Bancorp Inc/The (f)	117,556	7,641,140
Bank of America Corp	10,186,965	630,980,612
Bank of Hawaii Corp (e)	12,028	913,286
Bank of Marin Bancorp	300	7,974
Bank OZK	104,020	5,105,302
Bank7 Corp	3,615	185,666
BankUnited Inc	6,656	303,514
BOK Financial Corp	11,585	1,576,487
Byline Bancorp Inc	1,600	60,672
Camden National Corp	6,790	383,499
Central BanCo Inc	279,284	8,966,413
CF Bankshares Inc Class A	350	12,096
Citigroup Inc	2,631,273	346,328,152
Citizens Financial Group Inc	855,989	58,951,962
City Holding Co	563	80,481
Coastal Financial Corp/WA Class A (f)	4,536	213,691
Columbia Banking System Inc	276,411	8,192,822
Commerce Bancshares Inc/MO	6,968	402,123
Community Trust Bancorp Inc	12,295	936,018
Community West Bancshares	12,881	334,004
Connectone Bancorp Inc	41,615	1,308,376
Cullen/Frost Bankers Inc (e)	92,586	14,894,310
Customers Bancorp Inc (f)	2,900	226,722
CVB Financial Corp	6,780	150,313
Dime Commercial Bancshares Inc	179	7,231
East West Bancorp Inc	67,676	8,585,377
Eastern Bankshares Inc	936	20,555
Enterprise Financial Services Corp	11,385	719,874
Esquire Financial Holdings Inc (e)	18,362	2,051,403
Fifth Third Bancorp	3,188,695	171,456,130
First Busey Corp	15,008	451,741
First Business Financial Services Inc	5,976	417,543
First Citizens BancShares Inc/NC Class A (e)	10,778	23,327,903
First Commonwealth Financial Corp	3,642	75,389
First Financial Bancorp	600	19,578
First Financial Bankshares Inc	80,395	2,671,526
First Hawaiian Inc	129,560	3,318,032
First Horizon Corp	1,415,201	34,417,688
First Internet Bancorp	2,258	61,734
First Mid Bancshares Inc	4,620	229,891
Five Star Bancorp	9,912	454,168
Flagstar Financial Inc (e)	794,645	10,576,725
FNB Corp/PA	334,165	6,091,828
Glacier Bancorp Inc	20,394	944,446
Hancock Whitney Corp	1,132	84,323
Hilltop Holdings Inc	4,120	156,766
Home BancShares Inc/AR	18,938	557,913
HomeTrust Bancshares Inc	5,547	257,603
Horizon Bancorp Inc/IN	55,556	1,078,898
Huntington Bancshares Inc/OH	1,799,737	30,028,612
Independent Bank Corp	87,350	7,091,073
Independent Bank Corp/MI	29,464	1,075,141
Investar Holding Corp	259	7,804
JPMorgan Chase & Co	2,360,170	840,267,723
Kearny Financial Corp/MD	164,960	1,628,155
KeyCorp	1,599,674	34,568,955
Live Oak Bancshares Inc	18,731	737,814
M&T Bank Corp	50,055	11,709,867
Meridian Corp	55,717	1,073,667
Metropolitan Bank Holding Corp	16,863	1,530,823
Midland States Bancorp Inc	9,557	313,374
National Bankshares Inc VA	22,678	934,334
NB Bancorp Inc	24,844	554,767
Nicolet Bankshares Inc (e)	9,146	1,548,784
Northrim BanCorp Inc	67,943	1,737,303
OceanFirst Financial Corp	181,431	3,418,160
Old National Bancorp/IN	285,373	7,299,841
Orange County Bancorp Inc	2,678	101,630
Origin Bancorp Inc	900	47,817
Park National Corp (e)	7,670	1,497,874
Pathward Financial Inc (e)	60,196	4,903,566
Peoples Bancorp of North Carolina Inc	5,976	261,151
Pinnacle Financial Partners Inc	96,709	9,667,999
PNC Financial Services Group Inc/The	125,186	29,998,321
Preferred Bank/Los Angeles CA	30,911	3,166,214
Prosperity Bancshares Inc	7,729	553,087
RBB Bancorp	2,921	75,800
Regions Financial Corp (e)	1,405,223	41,988,063
SB Financial Group Inc	2,810	77,837
Seacoast Banking Corp of Florida	312,270	10,603,128
ServisFirst Bancshares Inc	400	17,216
Simmons First National Corp Class A	5,000	112,900
SmartFinancial Inc	1,864	94,225
SOUTHSTATE BANK CORP	81,993	8,600,246
Stock Yards Bancorp Inc	3,373	267,175
Texas Capital Bancshares Inc (e)	113,366	11,016,908
Towne Bank/Portsmouth VA	2,388	88,452
Truist Financial Corp	756,153	37,490,066
Trustmark Corp	1,414	64,931
UMB Financial Corp (e)	158,596	22,461,951
United Bankshares Inc/WV	17,955	846,219
United Community Banks Inc/GA	24,963	869,711
Unity Bancorp Inc	4,511	261,773
US Bancorp	4,234,165	260,739,881
WaFd Inc	369,332	13,207,312
Washington Trust Bancorp Inc	15,018	587,654
Wells Fargo & Co	6,067,229	524,147,913
Westamerica BanCorp	617	35,817
Western Alliance Bancorp	195,223	15,252,773
Wintrust Financial Corp	86,006	12,931,862
Zions Bancorp NA	327,997	21,874,120
		3,369,625,318
Capital Markets - 2.8%
Acadian Asset Management Inc	88,427	8,329,823
Affiliated Managers Group Inc	53,200	19,587,708
Ameriprise Financial Inc	117,485	64,982,128
Ares Management Corp Class A (e)	246,528	35,295,414
Artisan Partners Asset Management Inc Class A (e)	204,584	8,709,141
Bakkt Inc Class A (e)(f)	18,231	139,831
Bank of New York Mellon Corp/The	891,667	143,808,054
BGC Group Inc Class A	47,096	565,623
Blackrock Inc	115,162	133,082,359
Blackstone Inc	82,700	11,845,948
Blue Owl Capital Inc Class A	328,115	4,016,128
Carlyle Group Inc/The	82,630	3,998,466
Cboe Global Markets Inc	16,009	4,805,902
Charles Schwab Corp/The	3,799,640	417,276,465
CME Group Inc Class A	113,726	32,468,773
Cohen & Steers Inc	77,958	6,288,872
Coinbase Global Inc Class A (f)	5,700	1,072,284
DigitalBridge Group Inc Class A	13,249	210,792
Donnelley Financial Solutions Inc (f)	1,831	88,436
Evercore Inc Class A	185,421	53,110,137
FactSet Research Systems Inc (e)	143,449	44,978,434
Federated Hermes Inc Class B	466,143	29,670,002
Franklin Templeton Inc	148,488	5,070,865
Galaxy Digital Inc Class A (f)	15,943	392,198
Goldman Sachs Group Inc/The	309,329	317,340,621
Hamilton Lane Inc Class A (e)	150,700	16,399,174
Houlihan Lokey Inc Class A	329,278	43,889,465
Interactive Brokers Group Inc Class A	295,941	28,792,100
Intercontinental Exchange Inc	708,985	113,933,890
Invesco Ltd	1,071,103	35,110,756
Jefferies Financial Group Inc	500,987	26,371,956
KKR & Co Inc Class A	624,481	68,518,055
Lazard Inc	307,255	13,282,634
Lincoln International Inc Class A	33,820	853,617
LPL Financial Holdings Inc	39,953	14,788,004
MarketAxess Holdings Inc	139,664	22,713,556
Miami International Holdings Inc (f)	382,025	16,377,412
Moelis & Co Class A	203,304	13,838,903
Moody's Corp	85,125	42,957,480
Morgan Stanley	1,794,533	382,809,780
Morningstar Inc	130,310	28,530,071
MSCI Inc	44,150	25,193,756
Nasdaq Inc	230,300	22,709,883
Northern Trust Corp	59,400	11,022,264
Piper Sandler Cos	24,568	1,844,074
PJT Partners Inc Class A (e)	153,378	27,667,857
Raymond James Financial Inc	61,900	11,028,723
Ridgepost Capital Inc Class A (e)	460,263	3,958,262
Robinhood Markets Inc Class A (f)	223,622	23,437,822
S&P Global Inc	317,469	138,365,689
SEI Investments Co	495,427	54,982,488
State Street Corp	464,551	88,905,770
StepStone Group Inc Class A (e)	82,446	4,308,628
Stifel Financial Corp	182,440	14,737,503
StoneX Group Inc (f)	19,891	1,362,136
T Rowe Price Group Inc (e)	147,962	16,465,211
TPG Inc Class A	425,120	23,007,494
Tradeweb Markets Inc Class A	452,247	48,707,002
Virtu Financial Inc Class A	1,335,239	87,645,088
Wealthfront Corp (f)	73,763	679,357
WisdomTree Inc	130,559	3,141,250
		2,825,471,514
Consumer Finance - 0.4%
Ally Financial Inc	173,779	7,335,212
American Express Co	295,200	97,466,185
Bread Financial Holdings Inc	1,835	191,702
Capital One Financial Corp	731,986	157,018,318
Dave Inc Class A (f)	52,349	18,820,512
Encore Capital Group Inc (f)	270,142	26,206,475
Enova International Inc (e)(f)	115,402	26,163,941
EZCORP Inc Class A (e)(f)	70,300	2,272,096
FirstCash Holdings Inc	1,558	334,144
Jefferson Capital Inc	47,077	979,672
Lendingtree Inc (f)	49,138	1,377,830
Navient Corp	500	4,755
Nelnet Inc Class A	1,672	209,451
OneMain Holdings Inc	152,128	9,501,915
PRA Group Inc (f)	106,734	2,008,734
PROG Holdings Inc	13,336	508,502
SLM Corp	329,900	8,567,503
SoFi Technologies Inc Class A (f)	455,410	8,142,731
Synchrony Financial	371,814	28,659,423
Upstart Holdings Inc (e)(f)	138,236	3,964,608
		399,733,709
Financial Services - 2.9%
Affirm Holdings Inc Class A (f)	766,425	57,060,341
Apollo Global Management Inc	405,953	55,445,061
Berkshire Hathaway Inc Class A (f)	7	5,296,550
Berkshire Hathaway Inc Class B (f)	1,195,178	602,405,567
Block Inc Class A (f)	1,194,475	97,970,840
Cannae Holdings Inc	37,308	582,005
Chime Financial Inc Class A (f)	221,042	7,318,701
Corebridge Financial Inc	701,754	22,835,075
Corpay Inc (f)	380,854	153,979,272
Enact Holdings Inc	6,531	314,794
Equitable Holdings Inc	924,014	46,320,822
Essent Group Ltd	18,510	1,250,536
Federal Agricultural Mortgage Corp Class C	93	20,450
Fidelity National Information Services Inc	2,328,031	94,913,824
Fiserv Inc (f)	110,269	5,878,440
Global Payments Inc	242,597	22,088,457
HA Sustainable Infrastructure Capital Inc (e)	307,940	12,179,027
International Money Express Inc (f)	81,058	1,172,909
Jack Henry & Associates Inc	280,433	47,087,505
Jackson Financial Inc	35,188	4,695,135
Mastercard Inc Class A	1,447,637	853,106,960
MGIC Investment Corp	593,802	18,200,031
NCR Atleos Corp (f)	655	30,078
NMI Holdings Inc (f)	106,920	4,741,902
Payoneer Global Inc (f)	102,549	729,123
PayPal Holdings Inc	786,289	41,409,910
PennyMac Financial Services Inc	700	51,177
Radian Group Inc	482,195	17,291,513
Remitly Global Inc (f)	775,163	20,727,859
Sezzle Inc (e)(f)	56,485	6,809,267
Shift4 Payments Inc Class A (e)(f)	730,334	30,878,522
Sycamore Partners LLC rights (f)(g)	304,719	164,548
Toast Inc Class A (f)	1,939,781	66,127,134
Velocity Financial Inc (e)(f)	39,687	712,382
Visa Inc Class A	1,343,803	509,798,544
Voya Financial Inc	381,185	38,621,664
Walker & Dunlop Inc (e)	150,509	6,100,130
Waterstone Financial Inc (e)	20,699	433,851
Western Union Co/The (e)	1,611,969	11,541,698
WEX Inc (f)	58,523	11,153,313
		2,877,444,917
Insurance - 1.9%
AFLAC Inc	255,813	29,635,936
Allstate Corp/The	411,067	105,973,073
American Financial Group Inc/OH	242,830	34,615,417
American Integrity Insurance Group Inc	18,776	488,176
American International Group Inc	1,091,862	83,374,582
Amerisafe Inc	99,161	2,582,152
Aon PLC	555,265	178,528,803
Arch Capital Group Ltd (f)	314,821	30,874,495
Arthur J Gallagher & Co (e)	517,611	135,691,724
Assurant Inc (e)	44,585	12,566,728
Assured Guaranty Ltd	126,229	9,429,306
Ategrity Specialty Holdings LLC (f)	33,653	884,064
Axis Capital Holdings Ltd	581,715	57,461,808
Baldwin Insurance Group Inc/The Class A (e)(f)	153,223	4,726,930
Brighthouse Financial Inc (f)	5,346	283,445
Brown & Brown Inc	95,500	6,892,235
Chubb Ltd	479,894	162,492,108
Cincinnati Financial Corp	86,524	14,700,428
CNA Financial Corp	134,999	6,556,901
CNO Financial Group Inc	20,260	1,110,045
Donegal Group Inc Class A	16,150	308,788
Employers Holdings Inc	1,300	63,817
Erie Indemnity Co Class A (e)	69,798	17,837,577
Everest Group Ltd	99,666	37,339,867
F&G Annuities & Life Inc	27,276	649,169
Fidelity National Financial Inc	195,719	9,091,148
First American Financial Corp	23,755	1,755,970
Genworth Financial Inc Class A (f)	1,822,830	18,118,930
Globe Life Inc	296,179	51,141,228
Goosehead Insurance Inc Class A (e)(f)	974	66,865
Hanover Insurance Group Inc/The	101,258	22,895,446
Hartford Insurance Group Inc/The	324,329	44,556,318
HCI Group Inc (e)	25,411	4,719,585
Heritage Insurance Holdings Inc (f)	61,016	2,051,358
Hippo Holdings Inc (f)	57,305	1,883,615
Horace Mann Educators Corp	1,618	82,340
Investors Title Co (e)	493	145,139
Kemper Corp	98,152	2,765,923
Kinsale Capital Group Inc (e)	103,810	38,814,559
Lemonade Inc (f)	33,219	1,735,028
Lincoln National Corp	536,787	22,861,758
Loews Corp	71,166	7,706,566
Markel Group Inc (f)	3,238	5,837,823
Marsh & McLennan Cos Inc	693,953	131,712,279
Mercury General Corp	82,310	8,392,328
MetLife Inc	1,234,014	117,441,112
Octave Specialty Group Inc (f)	95,615	416,881
Old Republic International Corp	275,900	11,513,307
Oscar Health Inc Class A (f)	410,521	12,299,209
Palomar Hldgs Inc	21,572	2,859,800
Porch Group Inc (e)(f)	1,127,884	19,162,749
Primerica Inc	99,991	28,762,411
Principal Financial Group Inc	125,261	13,798,752
Progressive Corp/The	611,082	133,264,763
Prudential Financial Inc (e)	388,992	45,745,459
Reinsurance Group of America Inc	112,413	27,658,095
RLI Corp (e)	348,576	22,124,119
Root Inc/OH Class A (f)	3,173	176,070
Safety Insurance Group Inc	4,222	437,990
Selective Insurance Group Inc	2,367	216,083
Skyward Specialty Insurance Group Inc (f)	15,425	885,549
Slide Insurance Holdings Inc (e)	333,870	7,762,478
Stewart Information Services Corp	66,230	4,546,690
Tiptree Inc Class A	21,027	389,420
Travelers Companies Inc/The	84,015	30,743,609
Universal Insurance Holdings Inc	105,766	4,545,823
Unum Group	425,117	39,629,407
W R Berkley Corp	237,536	16,047,932
White Mountains Insurance Group Ltd	13,654	28,700,845
Willis Towers Watson PLC	152,378	51,587,572
		1,932,117,905
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp (e)	29,000	311,170
Annaly Capital Management Inc	573,600	13,146,912
Granite Point Mortgage Trust Inc	13,300	14,098
KKR Real Estate Finance Trust Inc	28,127	214,328
Ladder Capital Corp Class A	6,097	59,751
Ready Capital Corp (e)	91,860	162,592
Rithm Capital Corp	100	1,003
Starwood Property Trust Inc	19,500	306,150
		14,216,004
TOTAL FINANCIALS		11,418,609,367
Health Care - 8.3%
Biotechnology - 2.1%
AbbVie Inc	1,906,280	488,808,319
ACADIA Pharmaceuticals Inc (f)	104,487	3,020,719
ADMA Biologics Inc (f)	362,170	3,400,776
Agios Pharmaceuticals Inc (f)	539,968	18,186,122
Alector Inc (f)	12,100	27,346
Aligos Therapeutics Inc Class A (e)(f)	1,600	9,376
Alkermes PLC (f)	314,609	14,783,477
Alnylam Pharmaceuticals Inc (f)	42,501	10,229,566
Altimmune Inc (f)	36,028	112,047
Amgen Inc	498,540	214,312,375
AnaptysBio Inc (f)	1,966	112,121
Anika Therapeutics Inc (f)	100	2,087
Apogee Therapeutics Inc (f)	3,400	459,272
Arcturus Therapeutics Holdings Inc (e)(f)	43,684	644,776
Arcutis Biotherapeutics Inc (f)	63,289	1,517,037
Ardelyx Inc (f)	353,960	1,337,969
Arrowhead Pharmaceuticals Inc (f)	22,886	1,885,578
Assembly Biosciences Inc (f)	6,232	209,582
Atrium Therapeutics Inc	721	9,604
Attovia Therapeutics Inc	35,000	749,000
BioCryst Pharmaceuticals Inc (f)	284,065	2,755,431
Biogen Inc (f)	186,190	40,338,064
Biohaven Ltd (f)	37,853	578,015
BioMarin Pharmaceutical Inc (f)	118,605	7,736,604
Blueprint Medicines Corp rights (f)(g)	24,629	0
Bridgebio Pharma Inc (f)	286,956	21,977,960
Cabaletta Bio Inc (f)	69,688	216,730
Candel Therapeutics Inc (f)	1,911,115	24,978,273
Capricor Therapeutics Inc (e)(f)	71,900	712,529
CareDx Inc (f)	464,064	23,254,247
Caribou Biosciences Inc (f)	2,600	4,004
Caris Life Sciences Inc (f)	252,178	6,428,017
Celcuity Inc (f)	2,453	218,464
Celldex Therapeutics Inc (f)	45,495	1,802,967
CG oncology Inc (e)(f)	16,100	1,210,076
Cogent Biosciences Inc (e)(f)	81,545	2,854,075
Cytokinetics Inc (f)	271,852	19,277,025
CytomX Therapeutics Inc (f)	280,000	940,800
Denali Therapeutics Inc (f)	36,990	878,882
Disc Medicine Inc (f)	17,500	1,376,375
Editas Medicine Inc (f)	49,170	150,460
Eledon Pharmaceuticals Inc (f)	32,760	97,625
Enanta Pharmaceuticals Inc (f)	11,316	150,842
Entrada Therapeutics Inc (f)	1,786	12,591
Exagen Inc (f)	718	5,270
Exelixis Inc (f)	1,354,132	73,989,772
Fate Therapeutics Inc (f)	226,984	542,492
Gilead Sciences Inc	1,423,890	208,372,063
GRAIL Inc (f)	300	23,811
Halozyme Therapeutics Inc (f)	521,565	55,541,457
Hyperliquid Strategies Inc	4,967	60,846
Ideaya Biosciences Inc (f)	56,879	2,280,848
Immunovant Inc (f)	1,700	69,394
Incyte Corp (f)	366,697	45,184,404
Insmed Inc (f)	167,403	20,393,033
Intellia Therapeutics Inc (e)(f)	89,372	1,137,706
Ionis Pharmaceuticals Inc (f)	340,954	20,579,983
Iovance Biotherapeutics Inc (f)	139,705	1,141,390
Ironwood Pharmaceuticals Inc Class A (f)	241,365	1,025,801
Janux Therapeutics Inc (f)	104,267	1,899,745
Keros Therapeutics Inc (f)	43,823	485,559
Kiniksa Pharmaceuticals International Plc Class A (e)(f)	44,579	3,505,247
Kodiak Sciences Inc (f)	144	5,378
Krystal Biotech Inc (f)	919	330,252
Kura Oncology Inc (f)	153,471	1,941,408
Kymera Therapeutics Inc (e)(f)	55,181	6,556,055
Larimar Therapeutics Inc (f)	40,843	156,020
Legend Biotech Corp ADR (f)	115,000	2,389,700
MacroGenics Inc (f)	10,866	43,355
Madrigal Pharmaceuticals Inc (f)	4,388	2,369,652
MannKind Corp (f)	286,582	1,149,194
MiMedx Group Inc (f)	207,701	942,963
Mineralys Therapeutics Inc (f)	70,259	1,803,549
Mirum Pharmaceuticals Inc (f)	10,232	1,003,248
Moderna Inc (f)	602,449	84,547,693
MoonLake Immunotherapeutics Class A (f)	44,797	674,195
Myriad Genetics Inc (f)	609,306	1,961,965
Natera Inc (f)	215,786	69,474,461
Neurocrine Biosciences Inc (f)	140,507	21,642,293
Nkarta Inc (f)	18,644	50,525
Novavax Inc (f)	3,132	29,347
Olema Pharmaceuticals Inc (e)(f)	75,000	782,250
Organogenesis Holdings Inc Class A (f)	125,102	215,175
ORIC Pharmaceuticals Inc (e)(f)	1,099	14,276
Oruka Therapeutics Inc (f)	22,800	2,111,736
Perspective Therapeutics Inc (e)(f)	119,909	378,912
Praxis Precision Medicines Inc (f)	53,566	18,764,170
Prime Medicine Inc (e)(f)	80,590	289,318
Protagonist Therapeutics Inc (f)	2,089	308,650
PTC Therapeutics Inc (f)	72,302	5,027,881
Puma Biotechnology Inc (f)	106,884	973,713
Recursion Pharmaceuticals Inc Class A (e)(f)	353,412	1,201,601
Regeneron Pharmaceuticals Inc	205,158	163,937,655
REGENXBIO Inc (f)	159,501	1,515,260
Relay Therapeutics Inc (e)(f)	100,000	1,838,000
Replimune Group Inc (f)	87,333	1,336,195
Revolution Medicines Inc (f)	18,839	3,872,733
Rigel Pharmaceuticals Inc (f)	15,334	708,124
Rocket Pharmaceuticals Inc (f)	214,690	798,647
Roivant Sciences Ltd (f)	68,807	2,383,474
Sana Biotechnology Inc (f)	55,372	214,290
Sarepta Therapeutics Inc (f)	104,627	2,200,306
Savara Inc (f)	14,296	77,055
Scholar Rock Holding Corp (e)(f)	38,500	2,186,800
Scribe Therapeutics Inc	138	4,215
Spyre Therapeutics Inc (f)	6,556	585,647
Stoke Therapeutics Inc (f)	2,300	71,760
Summit Therapeutics Inc (f)	49,249	670,771
Syndax Pharmaceuticals Inc (f)	80,037	1,543,914
Tango Therapeutics Inc (f)	7,726	176,462
Taysha Gene Therapies Inc (f)	57,300	326,037
TG Therapeutics Inc (f)	170,044	9,233,389
Tonix Pharmaceuticals Holding Corp (f)	16,334	230,309
Travere Therapeutics Inc (f)	276,073	18,298,118
TScan Therapeutics Inc (f)	2,900	2,116
Twist Bioscience Corp (f)	40,652	5,650,628
Ultragenyx Pharmaceutical Inc (f)	514,292	12,965,301
United Therapeutics Corp (f)	86,213	44,001,391
Upstream Bio Inc (f)	14,760	97,711
Vanda Pharmaceuticals Inc (f)	165,131	891,707
Vaxcyte Inc (f)	56,014	3,402,290
Vera Therapeutics Inc Class A (f)	8,214	279,933
Veracyte Inc (f)	405,667	17,520,758
Verastem Inc (f)	64,022	462,239
Vertex Pharmaceuticals Inc (f)	417,098	227,118,203
Viking Therapeutics Inc (f)	90,541	2,967,934
Vir Biotechnology Inc (f)	23,094	252,648
Viridian Therapeutics Inc (e)(f)	120,400	2,788,464
Voyager Therapeutics Inc (f)	42,400	146,280
Xencor Inc (f)	75,667	2,063,061
XenoTherapeutics Inc rights (f)(g)	7,699	0
Zenas Biopharma Inc (e)(f)	76,283	2,465,467
Zymeworks Inc (f)	33,525	985,970
		2,117,416,223
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	1,449,427	159,958,764
ABIOMED Inc (f)(g)	14,700	22,197
Align Technology Inc (f)	299,196	47,808,529
Alphatec Holdings Inc (f)	4,358	40,834
AngioDynamics Inc (f)	43,289	698,252
AtriCure Inc (f)	1,940	93,799
Axogen Inc (f)	636	32,283
Baxter International Inc	222,000	5,772,000
Becton Dickinson & Co (e)	355,501	66,873,293
Beta Bionics Inc (f)	500	9,975
Boston Scientific Corp (f)	2,816,468	136,035,404
CONMED Corp	1,176	58,624
Cooper Cos Inc/The (f)	397,938	27,891,474
Delcath Systems Inc (f)	40,787	671,354
DENTSPLY SIRONA Inc	241,585	2,698,504
Dexcom Inc (f)	287,507	26,180,387
Edwards Lifesciences Corp (f)	1,333,190	120,986,993
Electromed Inc (f)	20,747	580,294
Embecta Corp	18,100	93,034
Enovis Corp (e)(f)	170,517	4,193,013
Envista Holdings Corp (f)	545,767	14,812,116
GE HealthCare Technologies Inc	836,665	59,595,648
Glaukos Corp (f)	11,008	1,976,596
Globus Medical Inc Class A (f)	462,218	37,610,679
Haemonetics Corp (f)	169,057	17,424,705
ICU Medical Inc (e)(f)	62,979	10,892,218
IDEXX Laboratories Inc (f)	41,934	23,344,238
Inmode Ltd (f)	42,822	640,617
Inogen Inc (f)	1,514	8,130
Inspire Medical Systems Inc (f)	62,760	3,953,252
Insulet Corp (f)	65,357	9,715,972
Integer Holdings Corp (f)	600	75,150
Intuitive Surgical Inc (f)	271,828	102,441,100
iRadimed Corp	23,807	2,056,449
iRhythm Technologies Inc (f)	14,344	1,706,075
Kestra Medical Technologies Ltd (e)(f)	41,684	1,073,363
LeMaitre Vascular Inc (e)	57,344	4,603,576
LivaNova PLC (f)	32,955	2,630,139
Medtronic PLC	1,871,807	169,679,306
Merit Medical Systems Inc (f)	2,791	253,032
NeuroPace Inc (f)	38,849	569,138
Novocure Ltd (f)	104,488	1,844,213
Omnicell Inc (f)	23,796	836,667
Owlet Inc Class A (f)	132,770	661,195
Penumbra Inc (f)	3,271	1,056,860
Pro-Dex Inc (f)	100	6,210
Pulmonx Corp (f)	14,021	33,370
Pulse Biosciences Inc (e)(f)	343,542	17,290,469
QuidelOrtho Corp (f)	21,777	314,242
ResMed Inc (e)	36,741	8,821,514
RxSight Inc (f)	137,845	1,010,404
Sanara Medtech Inc (f)	7,467	260,449
SANUWAVE Health Inc (f)	887	4,160
Sight Sciences Inc (f)	9,528	80,988
Solventum Corp (f)	473,197	43,089,319
STERIS PLC	120,458	28,023,349
Stryker Corp	532,103	172,294,952
Tactile Systems Technology Inc (f)	100	2,298
Tandem Diabetes Care Inc (f)	54,693	1,203,793
Teleflex Inc (e)	187,322	26,609,090
TransMedics Group Inc (e)(f)	136,434	11,579,154
Varex Imaging Corp (f)	2,900	53,621
Zimmer Biomet Holdings Inc (e)	146,085	14,614,343
		1,395,451,166
Health Care Providers & Services - 1.6%
Acadia Healthcare Co Inc (f)	188,436	5,193,296
Accendra Health Inc (e)(f)	114,000	137,940
AdaptHealth Corp (f)	4,131	23,092
Addus HomeCare Corp (f)	23,237	2,664,587
agilon health Inc (f)	34,232	3,008,650
Alignment Healthcare Inc (e)(f)	447,348	5,994,463
AMN Healthcare Services Inc (f)	15,248	522,701
Astrana Health Inc (f)	6,842	260,749
Billiontoone Inc Class A (e)(f)	10,200	924,834
BrightSpring Health Services Inc (f)	419,568	24,502,771
Brookdale Senior Living Inc (f)	63,088	743,808
Cardinal Health Inc	213,776	50,156,125
Castle Biosciences Inc (f)	793,438	26,207,257
Cencora Inc	446,063	144,345,987
Centene Corp (f)	558,380	35,926,169
Chemed Corp	88,335	45,820,248
Cigna Group/The	143,212	39,537,969
Clover Health Investments Corp Class A (f)	49,256	204,412
Concentra Group Holdings Parent Inc	58,040	1,958,270
CorVel Corp (f)	93,529	6,442,278
CVS Health Corp	2,101,396	197,342,098
DaVita Inc (f)	147,116	25,893,887
Elevance Health Inc	257,303	101,001,720
Encompass Health Corp	209,749	25,213,927
Ensign Group Inc/The	235,051	40,489,885
GeneDx Holdings Corp Class A (e)(f)	186,366	15,805,700
Guardant Health Inc (f)	242,749	38,601,946
Guardian Pharmacy Services Inc Class A (f)	98,828	3,665,531
HCA Healthcare Inc	95,007	39,375,651
HealthEquity Inc (f)	315,359	30,444,758
Henry Schein Inc (f)	99,233	8,911,123
Hims & Hers Health Inc Class A (e)(f)	77,255	2,285,203
Hinge Health Inc Class A (f)	24,352	2,254,021
Humana Inc	258,197	98,948,836
Labcorp Holdings Inc (e)	30,360	10,099,558
LifeStance Health Group Inc (f)	471,791	5,831,337
McKesson Corp	87,315	77,301,716
Molina Healthcare Inc (f)	42,318	8,411,549
National HealthCare Corp	434	93,974
NeoGenomics Inc (f)	3,700	66,267
NRC Health Class A (e)	43,439	909,613
Omada Health Inc (f)	44,200	1,085,110
Option Care Health Inc (f)	326,114	7,647,373
PACS Group Inc (f)	13,828	585,063
Pediatrix Medical Group Inc (f)	14,438	378,709
Privia Health Group Inc (f)	208,335	4,268,784
Progyny Inc (f)	12,818	328,013
Quest Diagnostics Inc	44,800	10,765,440
RadNet Inc (f)	33,687	2,554,148
Surgery Partners Inc (f)	6,939	96,383
Tenet Healthcare Corp (f)	244,062	64,898,526
UnitedHealth Group Inc	753,790	293,533,364
Universal Health Services Inc Class B (e)	278,254	47,395,004
Viemed Healthcare Inc (f)	19,686	174,024
		1,561,233,847
Health Care Technology - 0.0%
Definitive Healthcare Corp Class A (f)	37,300	35,435
Doximity Inc Class A (f)	556,496	14,864,008
Evolent Health Inc Class A (f)	311,476	1,401,642
HealthStream Inc	67,744	1,967,963
HeartFlow Inc (f)	18,828	948,743
Phreesia Inc (f)	114,809	1,401,818
Schrodinger Inc/United States (e)(f)	91,289	1,780,136
Simulations Plus Inc (e)(f)	3,606	66,350
Teladoc Health Inc (f)	206,636	1,310,072
Veeva Systems Inc Class A (f)	67,291	19,224,366
		43,000,533
Life Sciences Tools & Services - 0.7%
10X Genomics Inc Class A (f)	134,990	8,430,126
Adaptive Biotechnologies Corp (f)	160,902	4,009,678
Agilent Technologies Inc	177,399	27,241,390
Avantor Inc (f)	687,631	9,998,155
Azenta Inc (e)(f)	326,632	10,664,535
Bio-Rad Laboratories Inc Class A (f)	63,084	24,357,994
Bio-Techne Corp	476,897	34,484,422
BioLife Solutions Inc (f)	200	7,414
Bruker Corp	59,474	3,450,087
Charles River Laboratories International Inc (f)	74,342	21,428,338
Codexis Inc (f)	32,720	55,624
Cytek Biosciences Inc (f)	56,631	270,696
Danaher Corp	315,029	67,277,593
Fortrea Holdings Inc (f)	37,795	694,294
Ginkgo Bioworks Holdings Inc Class A (f)	100	681
ICON PLC (f)	152,927	25,231,426
Illumina Inc (f)	74,127	15,835,751
IQVIA Holdings Inc (f)	52,197	13,633,334
Lifecore Biomedical Inc (f)	700	3,122
Medpace Holdings Inc (f)	99,207	58,927,966
Mesa Laboratories Inc	451	57,669
Mettler-Toledo International Inc (f)	7,814	10,979,764
OmniAb Inc (f)	5,770	25,273
Pacific Biosciences of California Inc (f)	342,271	463,777
QIAGEN NV	78,046	3,378,611
Quanterix Corp (f)	1,441,800	3,849,606
Repligen Corp (f)	30,550	5,528,939
Revvity Inc	104,973	13,506,876
Standard BioTools Inc (f)	143,600	94,589
Tempus AI Inc Class A (e)(f)	48,450	3,054,773
Thermo Fisher Scientific Inc	328,179	202,519,262
Waters Corp (f)	384,796	159,547,965
West Pharmaceutical Services Inc	45,601	15,554,957
		744,564,687
Pharmaceuticals - 2.5%
Amylyx Pharmaceuticals Inc (f)	101,013	3,409,189
ANI Pharmaceuticals Inc (f)	6,258	458,399
Arvinas Inc (f)	64,123	589,932
Atea Pharmaceuticals Inc (e)(f)	110,737	592,443
Avalyn Pharma Inc	13,709	476,114
Axsome Therapeutics Inc (f)	30,727	6,099,924
BioAge Labs Inc (f)	23,818	226,271
Braveheart Bio Inc (e)	82,374	2,100,537
Bristol-Myers Squibb Co	3,007,235	200,913,370
Collegium Pharmaceutical Inc (e)(f)	1,404	34,552
Corcept Therapeutics Inc (f)	282,297	31,998,365
Crinetics Pharmaceuticals Inc (f)	46,231	3,927,323
Edgewise Therapeutics Inc (f)	9,227	385,412
Eli Lilly & Co	673,543	779,107,394
Enliven Therapeutics Inc (f)	51,500	2,981,335
Eton Pharmaceuticals Inc (f)	1,133	68,479
Evolus Inc (f)	4,330	39,360
EyePoint Inc (f)	1,300	5,850
Fulcrum Therapeutics Inc (f)	316,408	1,230,827
Haleon PLC ADR	686,035	6,880,931
Harmony Biosciences Holdings Inc (f)	127,587	5,024,376
Indivior Pharmaceuticals Inc	506	17,675
Jazz Pharmaceuticals PLC (f)	126,089	31,607,991
Johnson & Johnson	2,274,054	604,557,256
LENZ Therapeutics Inc (e)(f)	42,581	221,847
Liquidia Corp (e)(f)	33,800	2,304,146
Merck & Co Inc	2,851,856	421,390,243
Nektar Therapeutics (f)	8,654	617,723
Novartis AG ADR	90,590	13,775,115
Nuvation Bio Inc Class A (f)	47,302	315,031
Ocular Therapeutix Inc (f)	148,582	1,558,625
Pacira BioSciences Inc (f)	27,855	721,445
Paratek Pharmaceuticals Inc rights (e)(f)(g)	2,400	0
Perrigo Co PLC (e)	27,224	398,559
Pfizer Inc	5,081,100	144,608,106
Phathom Pharmaceuticals Inc (e)(f)	1,356,052	12,977,418
Prestige Consumer Healthcare Inc (e)(f)	133,526	6,913,976
Roche Holding AG ADR	206,072	11,066,066
Royalty Pharma PLC Class A	87,658	5,383,078
Septerna Inc (f)	8,265	315,310
SIGA Technologies Inc	11,903	37,375
Structure Therapeutics Inc ADR (f)	70,187	3,222,285
Supernus Pharmaceuticals Inc (f)	298,188	13,182,891
Supernus Pharmaceuticals Inc rights (f)(g)	66,500	1
Tarsus Pharmaceuticals Inc (f)	3,300	244,992
Third Harmonic Bio Inc (e)(f)(g)	7,000	0
Trevi Therapeutics Inc (f)	95,250	1,581,150
Viatris Inc	3,218,514	53,137,666
Wave Life Sciences Inc	205,486	1,006,881
Xeris Biopharma Holdings Inc (f)	49,200	415,248
Zevra Therapeutics Inc (f)	58,313	684,595
Zoetis Inc Class A	113,341	8,738,591
		2,387,551,668
TOTAL HEALTH CARE		8,249,218,124
Industrials - 7.3%
Aerospace & Defense - 1.5%
AeroVironment Inc (e)(f)	55,812	8,279,710
AerSale Corp (f)	4,781	26,248
ATI Inc (f)	48,270	9,856,734
Axon Enterprise Inc (f)	59,441	33,676,893
Boeing Co (f)	832,109	172,895,608
BWX Technologies Inc	42,145	6,418,262
Byrna Technologies Inc (f)	4,080	14,728
Carpenter Technology Corp	16,765	7,987,181
Curtiss-Wright Corp	16,680	9,716,600
Ducommun Inc (f)	30,635	5,251,452
FTAI Aviation Ltd	59,950	11,396,495
GE Aerospace	665,285	223,342,827
General Dynamics Corp	148,073	54,986,909
HEICO Corp Class A	13,447	3,283,354
Honeywell Aerospace Inc	60,627	9,585,735
Howmet Aerospace Inc	599,683	146,892,351
Huntington Ingalls Industries Inc	153,473	44,691,338
Kratos Defense & Security Solutions Inc (f)	186,221	9,493,547
L3Harris Technologies Inc	106,823	28,441,624
Leonardo DRS Inc	21,807	828,666
Loar Holdings Inc (e)(f)	126,877	8,905,497
Lockheed Martin Corp	119,359	66,987,852
Mercury Systems Inc (f)	19,251	1,681,190
Moog Inc Class A	90,248	33,527,132
Northrop Grumman Corp (e)	287,479	155,152,416
Park Aerospace Corp	91,862	2,989,189
RTX Corp	1,514,796	314,668,573
StandardAero Inc (f)	442,900	10,846,621
Textron Inc	371,139	29,898,958
TransDigm Group Inc	73,799	86,473,240
Woodward Inc (e)	24,031	8,166,214
		1,506,363,144
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	274,329	41,056,078
Expeditors International of Washington Inc	162,977	30,908,588
FedEx Corp	228,876	74,934,003
Forward Air Corp Class Common Stock (f)	44,698	759,866
GXO Logistics Inc (f)	626,203	29,888,669
Hub Group Inc Class A	99,120	3,951,914
United Parcel Service Inc Class B	669,759	69,808,981
		251,308,099
Building Products - 0.6%
A O Smith Corp	707,860	41,855,762
AAON Inc (e)	224,344	17,043,414
Advanced Drainage Systems Inc	29,957	4,066,064
Allegion plc	337,198	52,349,990
Armstrong World Industries Inc	228,403	39,417,790
AZZ Inc	10,222	1,402,050
Builders FirstSource Inc (f)	104,330	6,927,512
Carlisle Cos Inc	15,200	5,268,016
Carrier Global Corp	562,940	32,774,367
CSW Industrials Inc (e)	43,289	13,374,137
Gibraltar Industries Inc (e)(f)	276,503	12,439,870
Griffon Corp (e)	12,700	1,236,853
Hayward Holdings Inc (f)	1,900	26,694
Janus International Group Inc (f)	532,253	2,639,975
JELD-WEN Holding Inc (f)	40,800	97,511
Johnson Controls International plc	476,103	65,816,479
Lennox International Inc	19,047	7,288,144
Madison Air Solutions Corp Class A	146,284	3,861,898
Masco Corp	166,644	12,025,031
Modine Manufacturing Co (f)	89,214	15,918,454
Owens Corning	240,690	33,251,324
Resideo Technologies Inc (f)	53,359	1,033,030
Tecnoglass Holdings Inc	254,257	10,094,003
Tecogen Inc (f)	762,891	2,334,446
Trane Technologies PLC	502,961	223,515,868
Trex Co Inc (f)	232,347	10,590,376
UFP Industries Inc	107,747	9,106,776
Zurn Elkay Water Solutions Corp	46,639	2,229,344
		627,985,178
Commercial Services & Supplies - 0.3%
ABM Industries Inc	8,245	384,464
ACV Auctions Inc Class A (f)	41,287	290,248
Brady Corp Class A	121,995	11,058,847
Brink's Co/The	60,600	6,601,158
Cintas Corp	318,522	64,274,554
Clean Harbors Inc (f)	79,903	25,189,421
Copart Inc (f)	14,300	471,757
CoreCivic Inc (e)(f)	972,009	32,290,139
Deluxe Corp (e)	238,700	5,513,970
Ennis Inc	69,497	1,483,066
Enviri Corp	800	17,824
GEO Group Inc/The (f)	26,528	843,856
GFL Environmental Inc Subordinate Voting Shares (United States)	709	29,984
Healthcare Services Group Inc (f)	224,998	4,947,706
Interface Inc (e)	492,520	18,676,358
MillerKnoll Inc (e)	27,544	622,219
OPENLANE Inc (f)	700	24,920
Pitney Bowes Inc (e)	282,301	4,835,816
Republic Services Inc	189,385	41,838,934
Rollins Inc	941,902	33,974,405
Tetra Tech Inc	989,302	35,753,374
UniFirst Corp/MA	707	195,556
Veralto Corp	96,859	9,547,392
Virco Mfg. Corp	979	5,873
Waste Connections Inc (United States)	127,671	21,106,570
Waste Management Inc	86,906	19,025,462
		339,003,873
Construction & Engineering - 0.3%
AECOM	85,532	5,767,423
Ameresco Inc Class A (f)	14,781	326,956
API Group Corp (f)	827,729	32,488,363
Arcosa Inc	400	58,120
Argan Inc	39,499	16,786,680
Bowman Consulting Group Ltd (f)	69	2,939
Cardinal Infrastructure Group Inc Class A (e)	91,533	3,384,890
Centuri Holdings Inc (f)	38,400	783,744
Comfort Systems USA Inc	27,144	41,954,310
Construction Partners Inc Class A (f)	1,304	138,485
Dycom Industries Inc (f)	9,363	2,726,599
EMCOR Group Inc	15,678	11,516,118
Everus Construction Group Inc (f)	162,696	18,731,190
Fluor Corp (f)	156,128	8,510,537
Granite Construction Inc	3,463	417,499
IES Holdings Inc (f)	47,920	14,519,760
MasTec Inc (f)	700	167,846
Matrix Service Co (f)	500	5,405
MYR Group Inc (f)	43,252	12,604,498
NWPX Infrastructure Inc (f)	758	83,319
Primoris Services Corp (e)	113,203	8,163,068
Quanta Services Inc	92,271	56,016,802
Sterling Infrastructure Inc (f)	45,692	21,478,438
Tutor Perini Corp (e)	14,425	1,276,901
WillScot Holdings Corp (e)	846,965	17,532,176
		275,442,066
Electrical Equipment - 0.8%
Acuity Inc	103,231	34,251,013
Allient Inc	50,142	4,713,849
American Superconductor Corp (e)(f)	25,188	723,147
AMETEK Inc	151,483	35,624,257
Atkore Inc	2,974	278,634
Bloom Energy Corp Class A (f)	134,693	27,787,166
Eaton Corp PLC	584,109	234,741,726
Emerson Electric Co	261,661	39,887,603
EnerSys (e)	42,909	7,889,249
Fluence Energy Inc Class A (e)(f)	91,800	992,358
Forgent Power Solutions Inc Class A	27,130	828,550
FuelCell Energy Inc (f)	49,200	847,716
GE Vernova Inc	122,144	109,750,048
Generac Holdings Inc (f)	23,508	4,357,913
Hubbell Inc	7,400	3,352,200
Hyliion Holdings Corp Class A (f)	8,106	28,128
Net Power Inc Class A (f)	19,607	34,900
Nextpower Inc (f)	198,901	16,315,849
NuScale Power Corp Class A (f)	100	927
nVent Electric PLC	77,318	11,655,689
Powell Industries Inc	125,930	22,633,399
Regal Rexnord Corp	248,288	39,341,234
Rockwell Automation Inc	38,087	16,165,265
Vertiv Holdings Co Class A	575,057	148,778,747
Vicor Corp (f)	10,532	1,976,646
		762,956,213
Ground Transportation - 0.4%
Covenant Logistics Group Inc Class A	7,308	258,338
CSX Corp	1,838,393	92,857,230
Fedex Freight Holding Co Inc	58,794	7,863,110
JB Hunt Transport Services Inc	73,538	19,522,133
Knight-Swift Transportation Holdings Inc	157,584	10,796,080
Landstar System Inc	93,802	16,943,455
Lyft Inc Class A (f)	1,182,295	19,980,786
Norfolk Southern Corp	13,223	4,532,712
Old Dominion Freight Line Inc	239,817	47,953,807
Ryder System Inc	25,010	6,113,945
Saia Inc (f)	130,461	46,330,615
Schneider National Inc Class B	700	24,157
U-Haul Holding Co (f)	5,300	356,955
U-Haul Holding Co Class N	90,517	5,401,149
Uber Technologies Inc (f)	578,229	43,743,024
Union Pacific Corp	327,947	98,603,824
Werner Enterprises Inc	54,845	2,148,827
XPO Inc (f)	4,520	876,835
		424,306,982
Industrial Conglomerates - 0.3%
3M Co	1,739,576	298,911,345
DuPont de Nemours Inc	5,600	753,704
Honeywell International Inc	202,765	43,296,410
		342,961,459
Machinery - 1.9%
3D Systems Corp (e)(f)	28,250	92,660
AGCO Corp (e)	223,800	26,477,778
Alamo Group Inc	1,249	205,560
Albany International Corp Class A	6,600	365,838
Alliance Laundry Holdings Inc (e)	103,048	2,360,830
Allison Transmission Holdings Inc	445,764	56,036,992
Atmus Filtration Technologies Inc	222,181	10,493,609
Blue Bird Corp (f)	2,100	122,115
Caterpillar Inc	305,747	243,824,061
CECO Environmental Corp (f)	1,629	115,985
CNH Industrial NV Class A (e)	2,635,695	31,180,272
Crane Co	11,737	2,406,907
Cummins Inc	77,862	43,945,313
Deere & Co	152,088	99,603,952
Donaldson Co Inc	397,486	36,127,503
Douglas Dynamics Inc	2,470	101,443
Dover Corp	482,336	93,684,121
Eastern Co/The	3,272	89,129
Energy Recovery Inc (f)	164,821	1,270,770
Enerpac Tool Group Corp Class A	19,882	741,996
Enpro Inc	5,981	1,771,692
Esab Corp (e)	240,709	18,144,644
ESCO Technologies Inc	4,746	1,295,800
Federal Signal Corp	172,461	20,177,937
Flowserve Corp (e)	40,800	3,226,872
Fortive Corp	893,717	52,586,308
Franklin Electric Co Inc	10,171	1,018,015
FreightCar America Inc (f)	361	2,487
Gates Industrial Corp Ltd	586,511	15,002,951
Graco Inc	467,902	36,229,652
Greenbrier Cos Inc/The	45,800	2,064,206
Helios Technologies Inc	2,413	176,197
Hyster-Yale Inc Class A	1,000	33,860
IDEX Corp	40,578	9,277,754
Illinois Tool Works Inc	191,177	52,644,410
Ingersoll Rand Inc	1,422,565	109,608,634
ITT Inc (e)	156,526	31,350,593
JBT Marel Corp (e)	95,709	11,185,511
Kadant Inc	18,980	5,677,677
Kennametal Inc	76,837	2,254,398
Lincoln Electric Holdings Inc	204,337	57,465,695
Manitowoc Co Inc/The (f)	41,968	815,019
Mayville Engineering Co Inc (e)(f)	95,828	1,855,230
Microvast Holdings Inc (f)	14,795	10,623
Middleby Corp/The (f)	294,548	32,647,700
Midera Food Processing Inc	129,794	6,084,743
Mueller Industries Inc	1,027,549	64,129,333
Mueller Water Products Inc Class A1	430,167	10,384,231
Nordson Corp	196,595	63,248,543
Omega Flex Inc	11,235	299,300
Oshkosh Corp	367,275	56,600,750
Otis Worldwide Corp	240,677	17,119,355
PACCAR Inc	526,234	65,321,426
Parker-Hannifin Corp	263,902	258,476,176
Pentair PLC	417,930	25,268,048
Proto Labs Inc (f)	708	56,682
RBC Bearings Inc (f)	36,005	17,795,831
Snap-on Inc	23,140	8,939,213
SPX Technologies Inc (f)	57,057	11,225,965
Stanley Black & Decker Inc (e)	148,776	14,337,543
Stratasys Ltd (f)	16,844	130,541
Tennant CO (e)	139,142	9,684,283
Terex Corp (e)	195,147	12,393,786
Timken Co/The	210,355	25,337,260
Titan International Inc (f)	34,337	246,883
Toro Co/The	44,020	4,305,596
Trinity Industries Inc	347,833	10,024,547
Wabash National Corp	99,689	1,344,805
Watts Water Technologies Inc Class A (e)	78,816	28,826,952
Westinghouse Air Brake Technologies Corp	126,700	36,227,331
Worthington Enterprises Inc (e)	48,629	2,793,250
Xylem Inc/NY	54,957	6,051,315
		1,872,424,387
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	89,016	2,334,890
Kirby Corp (f)	128,647	18,249,864
Matson Inc	22,187	4,987,859
		25,572,613
Passenger Airlines - 0.2%
Alaska Air Group Inc (f)	319,421	13,201,670
American Airlines Group Inc (f)	431,696	5,797,677
Delta Air Lines Inc	513,012	40,014,936
JetBlue Airways Corp (f)	154,320	709,871
SkyWest Inc (f)	46,295	4,382,285
Southwest Airlines Co	177,200	6,827,516
United Airlines Holdings Inc (f)	772,442	83,416,012
		154,349,967
Professional Services - 0.4%
Alight Inc Class A	55,700	797,067
Automatic Data Processing Inc	31,573	9,034,930
Booz Allen Hamilton Holding Corp Class A	216,243	16,358,783
Broadridge Financial Solutions Inc	23,681	4,318,941
CACI International Inc (f)	36,778	22,913,062
Cbiz Inc (f)	41,854	2,280,624
Equifax Inc	74,800	14,149,168
ExlService Holdings Inc (f)	694,642	26,451,967
Exponent Inc	137,064	9,732,915
First Advantage Corp (e)(f)	689,549	14,494,320
Forrester Research Inc (f)	722,861	8,891,190
Franklin Covey Co (f)	26,359	536,406
Genpact Ltd	694,840	26,390,023
Huron Consulting Group Inc (f)	1,856	296,756
IBEX Holdings Ltd (f)	11,697	449,867
ICF International Inc	156,037	13,902,897
Innodata Inc (f)	1,400	78,987
KBR Inc	356,491	13,368,413
Kforce Inc (e)	49,579	2,854,759
Leidos Holdings Inc	85,128	11,935,797
ManpowerGroup Inc	117,358	7,387,686
Maximus Inc	100,516	5,806,809
Mobility Global Inc	14,731	299,039
Parsons Corp (e)(f)	108,260	5,265,766
Paycom Software Inc	186,583	44,611,995
Paylocity Holding Corp (f)	246,896	39,557,677
Planet Labs PBC Class A (f)	195,935	3,889,310
Robert Half Inc (e)	576,567	26,141,548
Science Applications International Corp	219,586	28,155,317
TransUnion	81,400	6,911,674
TriNet Group Inc	35,456	2,492,202
UL Solutions Inc Class A (e)	212,264	15,817,913
Upwork Inc (e)(f)	660,200	5,961,606
Verisk Analytics Inc	71,777	13,908,947
Verra Mobility Corp Class A (f)	297,989	1,320,091
Willdan Group Inc (f)	116,370	10,234,742
		416,999,194
Trading Companies & Distributors - 0.3%
Alta Equipment Group Inc Class A (f)	943	5,563
Applied Industrial Technologies Inc	181,757	58,885,633
BlueLinx Holdings Inc (f)	67,287	5,358,064
Boise Cascade Co	172,304	13,441,435
Core & Main Inc Class A (f)	263,653	11,326,533
Distribution Solutions Group Inc (f)	8,600	299,194
DNOW Inc (f)	595,398	9,544,230
EquipmentShare.com Inc Class A (f)	246,872	4,347,416
Fastenal Co	138,300	6,819,573
Ferguson Enterprises Inc	108,518	24,363,376
GATX Corp	74,518	13,035,434
Global Industrial Co	43,651	1,706,754
Herc Holdings Inc	8,093	1,232,888
Karat Packaging Inc	24,848	1,183,759
McGrath RentCorp	218,893	24,612,329
MSC Industrial Direct Co Inc Class A	126,480	15,035,942
QXO Inc (e)(f)	99,904	1,326,725
Rush Enterprises Inc Class A	19,712	1,514,473
SiteOne Landscape Supply Inc (f)	199,517	19,658,410
United Rentals Inc	15,956	16,562,328
Watsco Inc (e)	6,549	2,029,011
Wesco International Inc	77,004	26,212,162
WW Grainger Inc	16,862	22,080,620
Xometry Inc Class A (f)	7,491	694,341
		281,276,193
TOTAL INDUSTRIALS		7,280,949,368
Information Technology - 25.3%
Communications Equipment - 0.8%
Applied Optoelectronics Inc (e)(f)	10,371	1,116,853
Arista Networks Inc (f)	999,947	195,679,628
Calix Inc (f)	307,166	11,709,168
Ciena Corp (f)	103,715	39,702,102
Cisco Systems Inc	3,688,869	407,583,136
Digi International Inc (f)	1,442	108,063
Extreme Networks Inc (f)	51,563	1,159,652
F5 Inc (f)	88,856	36,175,943
Harmonic Inc (f)	58,753	703,861
Lumentum Holdings Inc (f)	36,487	33,376,848
Motorola Solutions Inc	190,975	92,680,168
Netgear Inc (f)	41,899	886,583
Ubiquiti Inc (e)	606	357,552
Viavi Solutions Inc (f)	195,019	7,077,240
Vistance Networks Inc	53,079	334,928
		828,651,725
Electronic Equipment, Instruments & Components - 1.2%
ADI Global Distribution Inc	25,686	561,753
Advanced Energy Industries Inc	104,202	28,849,366
Aeva Technologies Inc (f)	8,800	137,808
Amphenol Corp Class A	2,004,128	317,754,494
Arlo Technologies Inc (f)	7,900	103,885
Arrow Electronics Inc (f)	137,785	28,167,388
Avnet Inc	341,792	30,610,892
Badger Meter Inc (e)	80,979	10,970,225
Belden Inc	1,456	166,654
CDW Corp/DE (e)	49,960	7,572,937
Climb Global Solutions Inc (e)	44,483	1,269,100
Cognex Corp	808,124	49,263,239
Coherent Corp (f)	144,024	40,014,188
Corning Inc	1,047,564	155,804,194
Crane NXT Co (e)	268,741	13,141,435
CTS Corp	2,400	135,528
ePlus Inc	125,338	11,025,984
Evolv Technologies Holdings Inc Class A (f)	1,273,131	6,633,013
Flex Ltd (f)	322,876	35,274,203
Ingram Micro Holding Corp	110,156	3,103,095
Insight Enterprises Inc (f)	13,499	2,119,613
IPG Photonics Corp (f)	14,167	1,077,825
Itron Inc (f)	1,788	173,454
Jabil Inc	185,204	56,535,373
Keysight Technologies Inc (f)	187,130	60,386,851
Kimball Electronics Inc (f)	207	4,888
Knowles Corp (f)	3,035	103,736
Littelfuse Inc	44,530	18,354,375
Methode Electronics Inc (e)	221,578	4,039,367
Napco Security Technologies Inc	98,888	3,583,701
nLight Inc (f)	10,762	454,910
Novanta Inc (e)(f)	131,515	19,230,123
PC Connection Inc	37,367	2,984,502
Plexus Corp (f)	59,992	14,366,284
Ralliant Corp	110,188	6,801,905
Sanmina Corp (f)	115,186	22,659,390
TD SYNNEX Corp	253,426	64,078,764
Teledyne Technologies Inc (f)	78,969	48,404,049
TTM Technologies Inc (f)	218,073	25,933,241
Vishay Intertechnology Inc	358,104	10,897,105
Vishay Precision Group Inc (f)	189,445	11,709,595
Vontier Corp (e)	420,114	13,531,872
Zebra Technologies Corp Class A (f)	94,558	33,430,981
		1,161,421,285
IT Services - 0.4%
Accenture PLC Class A	647,369	122,844,741
Akamai Technologies Inc (f)	316,281	34,354,442
Amdocs Ltd	596,287	37,601,858
Applied Digital Corp (e)(f)	37,083	942,279
Cloudflare Inc Class A (f)	21,578	6,583,664
Cognizant Technology Solutions Corp Class A	287,215	18,548,345
DigitalOcean Holdings Inc (f)	47,850	5,296,517
DXC Technology Co (e)(f)	175,021	1,977,737
EPAM Systems Inc (f)	56,751	6,686,970
Everforth Inc (f)	165,864	5,377,311
Fastly Inc Class A (f)	44,619	1,016,867
Gartner Inc (f)	264,953	52,489,839
Globant SA (e)(f)	65,233	2,655,635
GoDaddy Inc Class A (f)	101,668	9,951,264
Grid Dynamics Holdings Inc (f)	12,978	103,564
IBM Corporation	307,461	71,905,904
Kyndryl Holdings Inc (f)	145,200	1,952,940
MongoDB Inc Class A (f)	2,207	1,000,588
Okta Inc Class A (f)	4,742	820,556
Snowflake Inc (f)	69,700	23,100,671
TSS Inc/MD (f)	7,600	59,812
Twilio Inc Class A (f)	79,476	18,726,930
Unisys Corp (f)	102,200	275,940
VeriSign Inc	20,298	5,851,507
		430,125,881
Semiconductors & Semiconductor Equipment - 11.1%
Advanced Micro Devices Inc (f)	1,377,334	648,338,660
Aehr Test Systems (f)	11,071	877,598
Alpha & Omega Semiconductor Ltd (f)	25,347	625,057
Ambarella Inc (f)	117,395	8,144,865
Ambiq Micro Inc (f)	500	29,155
Amkor Technology Inc	81,933	3,875,431
Analog Devices Inc	490,283	177,551,086
Applied Materials Inc	645,716	295,989,757
Astera Labs Inc (f)	1,279	379,837
Atomera Inc (f)	14,637	60,890
Axcelis Technologies Inc (f)	18,215	2,100,736
AXT Inc (f)	22,405	1,357,967
Broadcom Inc	4,641,526	1,718,942,739
Cerebras Systems Inc Class A (f)	31,798	5,858,464
CEVA Inc (f)	14,900	403,045
Cirrus Logic Inc (f)	283,826	31,081,785
Credo Technology Group Holding Ltd (f)	73,069	16,527,477
Diodes Inc (f)	121,431	11,025,935
Entegris Inc	219,834	29,741,342
First Solar Inc (f)	30,376	6,132,914
FormFactor Inc (f)	131,052	13,185,142
Impinj Inc (f)	3,059	533,245
Intel Corp (f)	3,150,763	282,024,796
IonQ Inc (e)(f)	29,647	1,165,424
KLA Corp	729,241	127,945,333
Lam Research Corp	1,536,364	463,198,382
Lattice Semiconductor Corp (f)	39,582	4,565,388
MACOM Technology Solutions Holdings Inc (f)	115,766	30,542,544
Marvell Technology Inc	447,498	94,717,427
MaxLinear Inc (f)	29,793	1,784,899
Microchip Technology Inc	33,400	2,453,230
Micron Technology Inc	1,234,543	1,183,593,410
MKS Inc	15,837	4,058,073
Monolithic Power Systems Inc	22,928	29,067,431
Navitas Semiconductor Corp Class A (e)(f)	163,400	1,893,806
NVE Corp (e)	13,291	1,330,695
NVIDIA Corp	24,094,138	5,319,503,789
ON Semiconductor Corp (f)	56,736	4,203,570
Onto Innovation Inc (f)	151,662	40,525,603
Penguin Solutions Inc (f)	10,821	531,095
Photronics Inc (e)(f)	174,903	4,921,770
Power Integrations Inc (e)	152,498	7,835,347
Qnity Electronics Inc	109,879	13,122,849
Qorvo Inc (f)	11,167	1,072,925
QUALCOMM Inc	914,110	155,837,473
QuickLogic Corp (f)	293	3,144
Rambus Inc (f)	68,206	5,912,778
Rigetti Computing Inc Class A (e)(f)	9,600	150,336
Semtech Corp (f)	104,860	13,942,186
Silicon Laboratories Inc (f)	7,066	1,547,807
SiTime Corp (f)	17,529	9,911,247
Skyworks Solutions Inc (e)	114,245	7,655,557
Teradyne Inc	82,419	28,832,639
Texas Instruments Inc	460,946	120,265,421
Ultra Clean Holdings Inc (f)	1,300	88,179
Universal Display Corp	239,495	19,918,799
Veeco Instruments Inc (e)(f)	64,165	2,842,510
		10,959,728,989
Software - 6.5%
8x8 Inc (f)	95,781	180,068
A10 Networks Inc	2,712	68,858
ACI Worldwide Inc (f)	529,094	28,190,128
Adobe Inc (f)	226,002	66,171,126
Agilysys Inc (f)	703	81,836
Alarm.com Holdings Inc (f)	66,092	3,804,256
Amplitude Inc Class A (f)	125,150	1,764,615
Appfolio Inc Class A (e)(f)	687	160,902
Appian Corp Class A (f)	1,193	51,238
Asana Inc Class A (e)(f)	141,877	1,455,658
Atlassian Corp Class A (f)	7,161	1,390,451
AudioEye Inc (f)	2,627	19,360
Autodesk Inc (f)	475,452	122,918,606
AvePoint Inc Class A (f)	795,953	11,079,666
Bentley Systems Inc Class B	7,358	270,407
BILL Holdings Inc (f)	18,614	916,367
Bitdeer Technologies Group Class A (e)(f)	40,577	440,260
BitMine Immersion Technologies Inc	66,215	1,676,564
Blackbaud Inc (f)	846	40,658
BlackLine Inc (f)	292,918	9,730,736
Blend Labs Inc Class A (f)	53,700	83,235
Box Inc Class A (f)	89,153	3,189,894
Braze Inc Class A (f)	1,618	55,077
C3.ai Inc Class A (e)(f)	140,481	1,520,004
Cadence Design Systems Inc (f)	415,447	140,745,135
Ccc Intelligent Solutions Holdings Inc Class A (f)	1,069,275	7,976,792
Cipher Digital Inc (e)(f)	68,173	1,056,682
Cleanspark Inc (e)(f)	70,717	821,732
Clear Secure Inc Class A	272,329	12,023,325
Commvault Systems Inc (f)	93,769	12,895,113
Core Scientific Inc (f)	18,867	307,532
Crowdstrike Holdings Inc Class A (f)	988,608	228,368,448
Datadog Inc Class A (f)	322,336	76,406,525
Digital Turbine Inc (f)	4,817	51,831
Docusign Inc (f)	22,838	1,513,474
Dolby Laboratories Inc Class A	188,266	11,589,655
Domo Inc Class B (f)	90,737	342,986
Dropbox Inc Class A (f)	771,936	27,164,428
Dynatrace Inc (f)	1,560,758	85,201,779
Elastic NV (f)	280,301	27,343,363
Expensify Inc Class A (f)	60,248	151,825
Fair Isaac Corp (f)	6,207	7,120,732
Figma Inc Class A (f)	328,518	9,030,960
Five9 Inc (f)	239,451	8,275,427
Fortinet Inc (f)	203,267	34,744,428
Freshworks Inc Class A (f)	8,604	119,768
Gen Digital Inc	945,674	29,315,894
Gitlab Inc Class A (f)	82,270	3,828,846
Guidewire Software Inc (f)	39,222	8,030,705
HubSpot Inc (f)	13,246	3,461,975
Hut 8 Corp (United States) (f)	20,209	1,589,236
Intapp Inc (f)	17,358	752,816
InterDigital Inc (e)	84,304	28,244,369
Intuit Inc	153,500	55,152,550
JFrog Ltd (f)	20,654	2,066,846
Klaviyo Inc Class A (f)	71,600	1,473,528
LiveRamp Holdings Inc (f)	14,878	561,198
Manhattan Associates Inc (f)	263,871	58,893,368
MARA Holdings Inc (e)(f)	56,400	607,428
Microsoft Corp	7,618,338	3,864,706,684
Mitek Systems Inc (f)	200	3,691
nCino Inc (f)	4,760	107,576
Netskope Inc Class A (e)(f)	112,959	1,729,402
NextNav Inc Class A (f)	7,100	112,677
Nutanix Inc Class A (f)	191,652	13,141,578
OneSpan Inc (e)	45,065	744,474
Ooma Inc (f)	22,185	502,268
Oracle Corp	1,956,056	291,687,071
Pagaya Technologies Ltd Class A (e)(f)	29,207	634,960
PagerDuty Inc (f)	167,100	2,362,794
Palantir Technologies Inc Class A (f)	1,662,563	309,868,492
Palo Alto Networks Inc (f)	477,636	182,519,045
PAR Technology Corp (f)	5,374	101,031
Pegasystems Inc (e)	292,359	10,761,735
Pivotal Software Inc rights (f)(g)	182,200	1
Procore Technologies Inc (f)	249,435	15,644,563
Progress Software Corp (f)	15,820	731,991
PTC Inc (f)	101,821	15,857,603
Q2 Holdings Inc (f)	18,689	1,215,533
Qualys Inc (f)	393,428	73,232,688
Rapid7 Inc (f)	76,757	1,033,149
Red Violet Inc (f)	400	29,263
RingCentral Inc Class A (e)	55,551	3,867,461
Riot Platforms Inc (f)	86,049	1,634,501
Roper Technologies Inc	33,719	14,318,436
Rubrik Inc Class A (f)	52,689	4,902,185
SailPoint Inc (e)(f)	910,541	18,720,723
Salesforce Inc	970,118	249,844,190
Samsara Inc Class A (f)	62,064	2,535,314
SentinelOne Inc Class A (f)	106,343	2,350,180
ServiceNow Inc (f)	878,276	129,976,065
Sinch AB (f)(h)(i)	705,100	3,428,451
Sprout Social Inc Class A (f)	101,912	1,159,759
SPS Commerce Inc (f)	105,002	8,967,171
Synopsys Inc (f)	11,400	5,011,326
Telos Corp (f)	26,658	128,492
Tenable Holdings Inc (f)	601,557	22,949,400
Teradata Corp (f)	477,082	13,835,378
Terawulf Inc (e)(f)	70,143	1,061,264
Thryv Holdings Inc (f)	53,134	101,486
Trimble Inc (f)	314,849	18,872,049
Tyler Technologies Inc (f)	32,830	12,219,983
UiPath Inc Class A (e)(f)	95,573	1,784,348
Unity Software Inc (f)	269,108	11,329,447
Varonis Systems Inc (f)	54,570	2,388,529
Vertex Inc Class A (f)	31,135	440,872
Workday Inc Class A (f)	118,015	23,302,062
Workiva Inc Class A (f)	9,243	739,440
Xperi Inc (f)	35,400	210,276
Zeta Global Holdings Corp Class A (e)(f)	512,236	15,863,949
Zoom Communications Inc Class A (f)	54,292	5,248,951
Zscaler Inc (f)	15,700	2,957,645
		6,509,368,271
Technology Hardware, Storage & Peripherals - 5.3%
Apple Inc	12,985,361	4,114,411,633
Dell Technologies Inc Class C	429,113	195,679,819
Diebold Nixdorf Inc (e)(f)	23,133	1,569,343
Eastman Kodak Co (f)	8,900	79,921
Everpure Inc Class A (f)	951,041	88,399,261
Hewlett Packard Enterprise Co	3,092,781	161,566,879
HP Inc (e)	1,002,047	30,081,451
Immersion Corp	30,400	230,432
NetApp Inc	118,002	21,864,591
Sandisk Corp (f)	152,887	239,528,063
Seagate Technology Holdings PLC	214,729	177,877,209
Super Micro Computer Inc (f)	569,070	21,214,930
Western Digital Corp	495,733	223,352,503
		5,275,856,035
TOTAL INFORMATION TECHNOLOGY		25,165,152,186
Materials - 1.5%
Chemicals - 0.9%
AdvanSix Inc	4,838	81,327
Air Products and Chemicals Inc	48,697	15,069,774
Albemarle Corp (e)	239,500	32,325,315
American Vanguard Corp (f)	14,259	31,370
Avient Corp	569,233	25,080,406
Balchem Corp	93,293	16,409,306
Cabot Corp	143,480	11,867,231
Celanese Corp	87,845	3,995,191
CF Industries Holdings Inc	403,833	52,510,405
Corteva Inc	642,068	54,338,215
Dow Inc	68,100	2,078,412
Eastman Chemical Co	169,721	12,294,589
Ecolab Inc	496,368	140,571,418
Ecovyst Inc (f)	19,294	196,220
Element Solutions Inc	858,272	30,502,987
FMC Corp (e)	299,310	3,451,044
Huntsman Corp	386,044	3,698,302
Innospec Inc	43,266	4,060,947
International Flavors & Fragrances Inc	451,719	38,996,901
Linde PLC	478,516	234,271,863
LSB Industries Inc (f)	10,400	110,968
LyondellBasell Industries NV Class A1	75,051	4,884,319
Mativ Holdings Inc	143,914	1,711,137
Minerals Technologies Inc	132,324	9,384,418
Mosaic Co/The	494,887	11,936,674
NewMarket Corp (e)	37,641	33,790,326
PPG Industries Inc	175,062	19,636,705
Quaker Chemical Corp (e)	48,849	8,099,164
Rayonier Advanced Materials Inc (f)	122,617	1,053,280
RPM International Inc	392,020	40,809,282
Sherwin-Williams Co/The	263,960	89,432,288
Solstice Advanced Materials Inc	45,772	2,901,487
Tronox Holdings PLC	76,508	404,727
Westlake Corp (e)	22,602	1,696,732
		907,682,730
Construction Materials - 0.1%
CRH PLC	258,417	24,366,139
Eagle Materials Inc	162,013	31,472,645
James Hardie Industries PLC (f)	517,914	15,387,225
Knife River Corp (f)	87,798	5,504,935
Martin Marietta Materials Inc	45,295	23,494,517
Smith-Midland Corp (f)	100	2,628
United States Lime & Minerals Inc	32,233	3,807,684
Vulcan Materials Co	6,367	1,716,416
		105,752,189
Containers & Packaging - 0.2%
Amcor PLC (e)	13,184	605,014
AptarGroup Inc	355,679	46,814,470
Avery Dennison Corp	46,800	8,148,348
Ball Corp	398,849	25,115,522
Crown Holdings Inc	181,087	21,076,716
Graphic Packaging Holding CO (e)	774,862	8,678,454
Greif Inc Class A	76,987	6,370,674
International Paper Co	448,226	17,001,212
Myers Industries Inc	200	6,418
O-I Glass Inc (f)	1,295,990	9,421,847
Packaging Corp of America	106,664	24,952,976
Ranpak Holdings Corp Class A (f)	431,820	2,051,145
Smurfit Westrock PLC	45,300	2,124,570
Sonoco Products Co (e)	140,220	7,733,133
TriMas Corp	110,625	4,290,038
		184,390,537
Metals & Mining - 0.3%
Alcoa Corp	104,931	5,241,303
Alpha Metallurgical Resources Inc (e)(f)	3,509	827,071
Aura Minerals Inc (e)	410	34,268
Century Aluminum Co (f)	30,403	1,391,545
Cleveland-Cliffs Inc (f)	249,739	2,884,485
Coeur Mining Inc	67,288	1,398,245
Commercial Metals Co	4,822	325,340
Compass Minerals International Inc (f)	23,242	577,796
Constellium SE (f)	219,066	5,789,914
Ferroglobe PLC	72,569	298,259
Freeport-McMoRan Inc	923,614	69,954,524
Hecla Mining Co	79,850	1,586,620
Kaiser Aluminum Corp	14,358	2,279,763
Materion Corp	10,798	2,549,192
MP Materials Corp (e)(f)	228,995	12,537,476
Newmont Corp	986,433	124,349,745
Nucor Corp	124,929	31,187,276
Perpetua Resources Corp (United States) (f)	11,501	286,835
Ramaco Resources Inc Class A (e)(f)	33,019	470,191
Reliance Inc	86,618	33,265,643
Royal Gold Inc	16,285	4,258,039
Ryerson Holding Corp	58,765	1,472,651
Steel Dynamics Inc	115,490	26,865,284
SunCoke Energy Inc	112,991	1,167,197
Tredegar Corp (f)	63	484
Uranium Royalty Corp	205,900	866,839
		331,865,985
Paper & Forest Products - 0.0%
Clearwater Paper Corp (f)	1,183	24,830
Sylvamo Corp	21,397	768,580
		793,410
TOTAL MATERIALS		1,530,484,851
Real Estate - 1.2%
Diversified REITs - 0.0%
American Assets Trust Inc	1,740	39,080
Broadstone Net Lease Inc Class A (e)	317,119	6,615,102
Essential Properties Realty Trust Inc	31,292	938,760
WP Carey Inc	3,300	230,868
		7,823,810
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	68,062	3,490,900
American Healthcare REIT Inc (e)	148,110	8,177,153
CareTrust REIT Inc	26,163	1,019,049
Diversified Healthcare Trust	5,225	39,553
Healthcare Realty Trust Inc	2,800	53,312
Healthpeak Properties Inc	164,316	3,421,059
LTC Properties Inc	1,000	40,320
National Health Investors Inc	500	35,555
Omega Healthcare Investors Inc	232,802	10,643,707
Sabra Health Care REIT Inc	88,600	1,806,554
Universal Health Realty Income Trust	4,200	172,116
Ventas Inc	1,225,632	111,740,869
Welltower Inc	597,749	141,212,225
		281,852,372
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	24,978	398,399
Braemar Hotels & Resorts Inc	1,150	2,323
Chatham Lodging Trust	81,702	1,064,577
DiamondRock Hospitality Co	69,411	854,449
Host Hotels & Resorts Inc	2,268,042	49,738,162
Park Hotels & Resorts Inc	119,425	1,827,203
Pebblebrook Hotel Trust	44,894	813,479
RLJ Lodging Trust	151,791	1,675,773
Ryman Hospitality Properties Inc	60,894	7,718,923
Summit Hotel Properties Inc	25,768	150,743
Sunstone Hotel Investors Inc	176,025	1,966,199
Xenia Hotels & Resorts Inc	4,683	87,806
		66,298,036
Industrial REITs - 0.1%
Americold Realty Trust Inc	123,072	1,839,926
EastGroup Properties Inc	62,373	12,443,414
First Industrial Realty Trust Inc	80,369	4,973,234
LXP Industrial Trust	9,869	599,147
Prologis Inc	417,248	58,381,340
Rexford Industrial Realty Inc	138,955	5,146,893
STAG Industrial Inc Class A	279,472	10,410,332
Terreno Realty Corp	16,141	1,068,696
		94,862,982
Office REITs - 0.0%
BXP Inc	135,841	9,235,830
COPT Defense Properties	412,060	14,834,160
Cousins Properties Inc	35,270	1,022,477
Douglas Emmett Inc	5,957	68,862
Hudson Pacific Properties Inc (f)	85,768	1,078,104
Kilroy Realty Corp (e)	22,952	833,158
Piedmont Realty Trust Inc Class A1 (f)	784,400	7,506,708
SL Green Realty Corp (e)	5,938	332,409
Vornado Realty Trust	7,604	284,237
		35,195,945
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (f)	145,921	21,276,741
Compass Inc Class A (f)	52,000	549,120
CoStar Group Inc (f)	14,200	455,394
Douglas Elliman Inc (f)	1,835,516	3,395,705
Howard Hughes Holdings Inc (e)(f)	63,221	4,054,363
Jones Lang LaSalle Inc (f)	76,522	27,997,104
Newmark Group Inc Class A	19,288	293,756
Opendoor Technologies Inc Class A (e)(f)	47,382	151,622
Real REMAX Group Inc (e)	992,222	18,832,374
Seritage Growth Properties Class A (f)	2,300	4,784
Zillow Group Inc Class A (e)(f)	8,073	288,932
Zillow Group Inc Class C (f)	28,658	1,001,884
		78,301,779
Residential REITs - 0.1%
American Homes 4 Rent Class A	87,697	2,920,310
Camden Property Trust	53,451	5,655,116
Equity LifeStyle Properties Inc	297,978	18,906,704
Essex Property Trust Inc	50,299	14,232,605
Independence Realty Trust Inc	579,295	9,372,993
Invitation Homes Inc	39,783	1,159,277
Mid-America Apartment Communities Inc	117,761	15,173,505
NexPoint Residential Trust Inc	35,129	832,909
Sun Communities Inc	94,953	11,529,193
UDR Inc	500	18,475
Vivmark Residential	258,159	16,816,477
		96,617,564
Retail REITs - 0.1%
Acadia Realty Trust	60,600	1,240,482
Agree Realty Corp (e)	184,594	13,336,917
Brixmor Property Group Inc	415,165	11,994,117
CBL & Associates Properties Inc	18,467	1,009,960
Federal Realty Investment Trust	114,970	13,339,969
FrontView REIT Inc	14,296	275,913
Getty Realty Corp	8,300	269,086
InvenTrust Properties Corp	3,983	128,690
Kimco Realty Corp (e)	1,025,670	24,318,636
Macerich Co/The (e)	161,416	3,812,646
NETSTREIT Corp (e)	68,400	1,392,624
NNN REIT Inc	200,982	9,084,386
Phillips Edison & Co Inc	12,626	487,995
Realty Income Corp (e)	187,100	11,465,488
Regency Centers Corp	64,567	4,827,675
Simon Property Group Inc (e)	177,230	37,629,474
SITE Centers Corp	149,219	440,196
Tanger Inc	2,060	77,682
		135,131,936
Specialized REITs - 0.4%
American Tower Corp	721,145	126,705,177
Crown Castle Inc	401	30,532
CubeSmart	597,164	23,719,354
Digital Realty Trust Inc	89,977	16,698,831
EPR Properties	42,508	2,495,645
Equinix Inc	79,154	82,852,075
Extra Space Storage Inc	29,684	4,188,412
Gaming and Leisure Properties Inc	24,115	1,014,518
Iron Mountain Inc	20,136	2,322,688
Lamar Advertising Co Class A	239,178	35,639,914
Outfront Media Inc	9,188	269,943
Public Storage (e)	87,713	26,927,014
Rayonier Inc (e)	739,136	15,152,288
SBA Communications Corp Class A	14,669	2,782,123
VICI Properties Inc	1,253,906	32,162,689
Weyerhaeuser Co	211,352	4,939,296
		377,900,499
TOTAL REAL ESTATE		1,173,984,923
Utilities - 1.5%
Electric Utilities - 1.0%
Alliant Energy Corp	724,102	49,224,454
American Electric Power Co Inc	79,000	9,671,970
Constellation Energy Corp	133,794	36,762,577
Duke Energy Corp	320,335	38,411,370
Edison International	645,650	34,852,187
Entergy Corp	955,767	101,607,590
Evergy Inc	158,514	12,842,804
Eversource Energy	309,423	21,702,929
Exelon Corp	453,524	19,828,069
FirstEnergy Corp	383,035	17,565,985
IDACORP Inc (e)	113,952	15,515,704
MGE Energy Inc	3,313	257,387
NextEra Energy Inc	2,915,983	240,102,041
NRG Energy Inc	339,448	37,380,014
OGE Energy Corp	16,500	752,895
Oklo Inc Class A (e)(f)	8,968	363,832
Otter Tail Corp (e)	12,600	1,139,922
PG&E Corp	2,022,993	26,845,117
Pinnacle West Capital Corp	13,800	1,347,432
Portland General Electric Co	56,586	2,764,792
PPL Corp	902,976	30,818,571
Southern Co/The	1,842,036	162,099,168
TXNM Energy Inc	23,326	1,343,811
Xcel Energy Inc	648,576	49,090,717
		912,291,338
Gas Utilities - 0.1%
Atmos Energy Corp	162,947	27,070,385
Chesapeake Utilities Corp (e)	100,573	13,430,518
MDU Resources Group Inc (e)	388,540	7,739,717
National Fuel Gas Co	127,300	10,573,538
New Jersey Resources Corp	139,407	7,435,969
ONE Gas Inc	155,566	12,331,717
Southwest Gas Holdings Inc	150,068	13,255,506
Spire Inc (e)	125,651	10,283,278
UGI Corp	884,391	34,004,835
		136,125,463
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	770,754	11,360,914
Clearway Energy Inc Class C (e)	13,500	428,625
Fervo Energy Co Class A (f)	222,796	3,426,602
Hallador Energy Co (f)	3,900	64,662
Montauk Renewables Inc (f)	3,445	5,925
Ormat Technologies Inc (e)	2,273	231,846
Talen Energy Corp (f)	48,717	14,408,540
Vistra Corp	300,279	41,249,327
		71,176,441
Multi-Utilities - 0.3%
Ameren Corp	186,818	19,804,576
Avista Corp	127,375	4,733,255
Black Hills Corp (e)	25,618	1,836,298
CenterPoint Energy Inc	60,047	2,377,861
CMS Energy Corp	347,429	23,646,018
Consolidated Edison Inc	470,296	50,331,078
Dominion Energy Inc	601,586	39,710,692
DTE Energy Co	89,000	12,071,070
NiSource Inc	516,492	21,134,853
Northwestern Energy Group Inc	39,408	2,725,457
Public Service Enterprise Group Inc	574,720	42,144,218
Sempra	1,453,389	118,741,881
WEC Energy Group Inc	59,400	6,306,498
		345,563,755
Water Utilities - 0.0%
American States Water Co	1,952	174,294
American Water Works Co Inc	78,000	10,781,940
Essential Utilities Inc	51,431	2,117,414
		13,073,648
TOTAL UTILITIES		1,478,230,645
TOTAL UNITED STATES		77,074,202,682
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (f)	11,576	385,045
TOTAL COMMON STOCKS (Cost $34,337,290,275)		78,575,793,774

Domestic Equity Funds - 19.3%
	Shares	Value ($)
Fidelity Advisor Blue Chip Growth Fund - Class Z (d)	4,398,509	1,358,083,772
Fidelity Advisor Small Cap Growth Fund - Class Z (d)	18,696,503	811,241,264
Fidelity Extended Market Index Fund (d)	2,126,162	248,186,843
Fidelity Growth Company Fund (d)	92,499,175	5,435,251,507
Fidelity Mid Cap Index Fund (d)	89,948	3,877,637
Fidelity SAI Inflation-Focused Fund (d)	15	2,018
Fidelity SAI Real Estate Index Fund (d)	461,530	2,566,107
Fidelity SAI Small-Mid Cap Momentum Index Fund (d)	163,743,531	900,589,421
Fidelity SAI U.S. Large Cap Index Fund (d)	41,413,144	1,275,524,850
Fidelity SAI U.S. Low Volatility Index Fund (d)	40,947,093	1,033,504,626
Fidelity SAI U.S. Momentum Index Fund (d)	79,001,844	1,854,173,280
Fidelity SAI U.S. Quality Index Fund (d)	151,201,006	4,061,259,021
iShares Core S&P 500 ETF (c)	2,873,554	2,214,763,010
SPDR S&P 500 ETF	55,241	42,372,609
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,137,790,725)		19,241,395,965

Foreign Government and Government Agency Obligations - 0.1%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Brazilian Federative Republic Treasury Bills 0% 10/1/2026 (n)	BRL	24,481,000	4,674,124
Brazilian Federative Republic Treasury Bills 0% 4/1/2027 (n)	BRL	91,529,000	16,443,795
Brazilian Federative Republic Treasury Bills 0% 7/1/2027 (n)	BRL	19,500,000	3,394,520
TOTAL BRAZIL			24,512,439
COLOMBIA - 0.0%
Colombian Republic 6.5% 1/21/2033		300,000	299,249
COSTA RICA - 0.0%
Republic of Costa Rica 5.95% 4/27/2033 (h)	EUR	300,000	367,484
COTE D'IVOIRE - 0.0%
Cote d'Ivoire 6.625% 3/22/2048 (i)	EUR	1,700,000	1,888,245
ECUADOR - 0.0%
Ecuador Government International Bond 0% 7/31/2030 (i)(n)		1,200,000	1,032,120
JAPAN - 0.0%
Japan Government 2.4% 3/20/2055	JPY	620,000,000	2,745,077
PERU - 0.1%
Peruvian Republic 5.4% 8/12/2034 (i)	PEN	23,900,000	6,835,359
Peruvian Republic 6.15% 8/12/2032 (h)	PEN	11,600,000	3,691,243
Peruvian Republic 6.15% 8/12/2032	PEN	4,500,000	1,431,947
Peruvian Republic 6.85% 8/12/2035 (h)(i)	PEN	40,800,000	12,571,051
Peruvian Republic 6.95% 8/12/2031 (i)	PEN	38,281,000	12,906,816
Peruvian Republic 7.3% 8/12/2033 (h)(i)	PEN	4,900,000	1,605,265
TOTAL PERU			39,041,681
ROMANIA - 0.0%
Romanian Republic 6.75% 7/11/2039 (i)	EUR	2,200,000	2,625,684
SOUTH AFRICA - 0.0%
South African Republic 6.25% 3/31/2036	ZAR	165,840,000	8,652,521
South African Republic 7% 2/28/2031	ZAR	40,190,000	2,390,795
South African Republic 8% 1/31/2030	ZAR	321,400,000	19,981,476
South African Republic 8.875% 2/28/2035	ZAR	92,700,000	5,852,890
TOTAL SOUTH AFRICA			36,877,682
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 4.875% 4/30/2029 (h)		700,000	701,414
Emirate of Abu Dhabi 5% 4/30/2034 (h)		700,000	697,701
TOTAL UNITED ARAB EMIRATES			1,399,115
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $103,673,835)			110,788,776

Non-Convertible Corporate Bonds - 0.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Transurban Finance Co Pty Ltd 3.375% 3/22/2027 (i)		1,000,000	992,714
Transurban Finance Co Pty Ltd 3.375% 3/22/2027 (h)		500,000	496,357

TOTAL AUSTRALIA			1,489,071
CANADA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027		1,500,000	1,490,091
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TransCanada PipeLines Ltd 3.8% 4/5/2027	CAD	300,000	217,034
Financials - 0.0%
Banks - 0.0%
Bank of Montreal 4.309% 6/1/2027	CAD	1,300,000	945,873
Royal Bank of Canada 4.612% 7/26/2027	CAD	1,600,000	1,170,328
TOTAL FINANCIALS			2,116,201
TOTAL CANADA			3,823,326
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
Societe Generale SA 2.797% 1/19/2028 (h)(k)		1,500,000	1,488,701
Societe Generale SA 2.797% 1/19/2028 (i)(k)		200,000	198,493

TOTAL FRANCE			1,687,194
INDONESIA - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125% 5/15/2027 (i)		800,000	793,000
IRELAND - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (h)		1,600,000	1,590,720
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (h)		300,000	320,150
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 4.876% 7/16/2030 (h)		200,000	197,480
KAZAKHSTAN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Development Bank of Kazakhstan JSC 18.4% 10/16/2028 (h)	KZT	210,000,000	472,309
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
AC Europe II Scsp 6.832% 9/7/2051 (h)		2,100,000	2,100,000
MEXICO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos Mexicanos 6.35% 2/12/2048		700,000	564,900
Financials - 0.0%
Capital Markets - 0.0%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (h)		5,300,000	5,294,223
TOTAL MEXICO			5,859,123
NETHERLANDS - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (h)		1,000,000	987,816
PERU - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos del Peru SA 5.625% 6/19/2047 (i)		1,600,000	1,172,480
Financials - 0.0%
Financial Services - 0.0%
Credicorp Capital Sociedad Titulizadora SA 9.7% 3/5/2045 (g)(h)	PEN	700,000	220,278
TOTAL PERU			1,392,758
QATAR - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 4.625% 6/23/2029 (h)		1,000,000	988,390
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027		1,897,000	1,891,919
Financials - 0.0%
Banks - 0.0%
Banco Santander SA 1.722% 9/14/2027 (k)		400,000	399,604
Banco Santander SA 5.552% 3/14/2028 (k)		2,500,000	2,511,587
TOTAL FINANCIALS			2,911,191
TOTAL SPAIN			4,803,110
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
First Abu Dhabi Bank PJSC U.S. SOFR Index + 1.15%, 4.7923% 6/3/2031 (i)(k)(l)		1,400,000	1,399,020
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 6.224% 5/9/2034 (k)		4,780,000	4,936,425
Santander UK Group Holdings PLC 2.469% 1/11/2028 (k)		1,500,000	1,487,636
TOTAL FINANCIALS			6,424,061
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC 5.15% 3/20/2027		3,000,000	3,008,847
TOTAL UNITED KINGDOM			9,432,908
UNITED STATES - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (h)		5,000,000	4,766,886
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Capital America U.S. SOFR Index + 0.92%, 4.5562% 1/7/2028 (h)(k)(l)		200,000	200,458
Hotels, Restaurants & Leisure - 0.0%
Hyatt Hotels Corp 5.75% 3/30/2032		100,000	101,602
TOTAL CONSUMER DISCRETIONARY			302,060
Consumer Staples - 0.0%
Food Products - 0.0%
Smithfield Foods Inc 4.25% 2/1/2027 (h)		2,500,000	2,494,362
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Viper Energy Partners LLC 5.7% 8/1/2035		800,000	797,141
Financials - 0.1%
Banks - 0.0%
JPMorgan Chase & Co 4.946% 10/22/2035 (k)		600,000	580,615
JPMorgan Chase & Co 5.766% 4/22/2035 (k)		4,700,000	4,792,545
Wells Fargo & Co 5.557% 7/25/2034 (k)		4,820,000	4,856,952
			10,230,112
Capital Markets - 0.1%
Athene Global Funding 2.673% 6/7/2031 (h)		700,000	614,454
Athene Global Funding 5.033% 7/17/2030 (h)		4,600,000	4,523,786
GA Global Funding Trust 5.5% 4/1/2032 (h)		200,000	196,267
GA Global Funding Trust 5.9% 1/13/2035 (h)		400,000	394,283
Goldman Sachs Group Inc/The 5.851% 4/25/2035 (k)		9,430,000	9,563,553
Jane Street Group / JSG Finance Inc 7.294% 8/13/2031 (h)		3,574,000	3,654,415
Jane Street Group / JSG Finance Inc 7.686% 8/13/2033 (h)		3,477,000	3,563,925
Jane Street Group / JSG Finance Inc 8.088% 8/13/2036 (h)		2,478,000	2,574,023
Morgan Stanley 5.424% 7/21/2034 (k)		4,840,000	4,817,126
			29,901,832
Consumer Finance - 0.0%
Ford Motor Credit Co LLC 4.271% 1/9/2027		1,500,000	1,497,516
Ford Motor Credit Co LLC 5.8% 3/5/2027		4,300,000	4,321,164
			5,818,680
Insurance - 0.0%
F&G Global Funding 5.875% 1/16/2030 (h)		200,000	200,359
TOTAL FINANCIALS			46,150,983
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Sumisho Air Lease Corp 4.5% 3/24/2029 (h)		2,900,000	2,863,175
Information Technology - 0.0%
IT Services - 0.0%
Beignet Investor LLC 6.581% 5/30/2049 (h)		5,200,000	4,981,653
Utilities - 0.0%
Electric Utilities - 0.0%
Pacific Gas and Electric Co 4.5% 7/1/2040		699,000	580,076
Pacific Gas and Electric Co 6.15% 1/15/2033		800,000	821,700
Southern California Edison Co 3.45% 2/1/2052		200,000	125,305
Southern California Edison Co 4.65% 10/1/2043		700,000	570,404
Southern California Edison Co 4.875% 3/1/2049		600,000	477,347
Southern California Edison Co 5.2% 6/1/2034		900,000	870,368
TOTAL UTILITIES			3,445,200
TOTAL UNITED STATES			65,801,460
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $104,003,747)			103,137,835

Repurchase Agreements - 0.3%
	Maturity Amount ($)	Value ($)
Citigroup Global Capital Markets Inc 3.67%, dated 09/01/2026 due 09/02/2026 (b)	124,212,662	124,200,000
Repurchase Agreements*	129,013,223	129,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $253,200,000)		253,200,000

U.S. Government Agency - Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
Citigroup Mortgage Loan Trust 2014-10 Series 10 Class 1A2, CME Term SOFR 1 month Index + 0.2495%, 3.594% 11/25/2036 (h)(k)(l)	2,175,828	1,329,663
Fannie Mae 5% 12/1/2054	1,130,446	1,101,765
Fannie Mae 6.5% 7/1/2054	1,152,242	1,204,838
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2054	655,643	599,918
Fannie Mae Mortgage pass-thru certificates 5.34% 10/1/2032	3,084,830	3,125,372
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	152,758	151,732
Fannie Mae Mortgage pass-thru certificates 5.65% 10/1/2030	1,896,137	1,941,035
Fannie Mae Mortgage pass-thru certificates 5.73% 11/1/2030	1,998,000	2,046,144
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	1,494,864	1,567,336
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2054	434,754	449,378
Freddie Mac Gold Pool 5% 1/1/2055	875,882	853,933
Freddie Mac Gold Pool 6% 12/1/2053	40,792	41,426
Freddie Mac Gold Pool 6.5% 8/1/2054	1,921,963	2,010,268
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	844,813	885,572
Freddie Mac Non Gold Pool 6.5% 1/1/2055	981,195	1,028,535
Freddie Mac Non Gold Pool 6.5% 2/1/2055	979,241	1,026,485
Ginnie Mae II Pool 4% 9/1/2056 (j)	19,290,000	17,425,049
Ginnie Mae II Pool 4.5% 9/1/2056 (j)	3,220,000	3,015,857
Ginnie Mae II Pool 6.5% 10/1/2056 (j)	7,100,000	7,299,173
Ginnie Mae II Pool 6.5% 11/1/2056 (j)	4,000,000	4,102,500
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (j)	44,900,000	36,646,118
Uniform Mortgage Backed Securities 4% 10/1/2056 (j)	71,400,000	65,130,188
Uniform Mortgage Backed Securities 4% 9/1/2056 (j)	71,400,000	65,183,181
Uniform Mortgage Backed Securities 4.5% 10/1/2056 (j)	14,960,000	14,033,767
Uniform Mortgage Backed Securities 4.5% 11/1/2056 (j)	14,960,000	14,019,156
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (j)	37,120,000	34,856,549
Uniform Mortgage Backed Securities 5% 10/1/2056 (j)	146,860,000	141,582,233
Uniform Mortgage Backed Securities 5% 9/1/2056 (j)	195,390,000	188,597,149
Uniform Mortgage Backed Securities 5.5% 10/1/2056 (j)	100,560,000	99,416,924
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (j)	83,520,000	82,697,846
Uniform Mortgage Backed Securities 6% 10/1/2056 (j)	180,095,000	181,846,316
Uniform Mortgage Backed Securities 6% 9/1/2056 (j)	279,890,000	283,060,034
Uniform Mortgage Backed Securities 6.5% 10/1/2056 (j)	133,435,000	137,292,112
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (j)	139,635,000	143,911,322
TOTAL UNITED STATES		1,539,478,874
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,544,618,467)		1,539,478,874

Commercial Paper - 0.1%
	Yield (%) (q)	Principal Amount (a)	Value ($)
Autodesk Inc 0% 10/19/2026	4.19	2,000,000	1,989,150
Autodesk Inc 0% 10/20/2026	4.19	1,500,000	1,491,681
Autodesk Inc 0% 9/21/2026 (h)	4.13	2,000,000	1,995,414
Autodesk Inc 0% 9/3/2026 (h)	4.09	2,000,000	1,999,352
Autodesk Inc 0% 9/4/2026	4.09	1,600,000	1,599,308
AutoNation Inc 0% 9/2/2026	4.05	9,600,000	9,597,820
Bacardi-Martini BV yankee 0% 10/15/2026	4.43	2,700,000	2,685,791
Bacardi-Martini BV yankee 0% 10/8/2026	4.22	1,400,000	1,393,779
Bacardi-Martini BV yankee 0% 9/28/2026	4.46	900,000	897,058
Banco Itau Chile/New York 0% 10/19/2026	4.08	300,000	298,439
Banco Itau Chile/New York 0% 10/20/2026	4.08	300,000	298,406
Banco Itau Chile/New York 0% 11/4/2026	4.22	600,000	595,811
Banco Itau Chile/New York 0% 11/5/2026	4.22	600,000	595,745
Brookfield Corporate Treasury Ltd 0% 9/25/2026	4.01	13,000,000	12,964,368
Campbell's Company/The 0% 10/15/2026	4.24	900,000	895,399
Campbell's Company/The 0% 10/20/2026	4.16	2,400,000	2,386,300
Charles Schwab & Co Inc 0% 10/6/2026	4.04	1,300,000	1,294,982
Charles Schwab & Co Inc 0% 9/29/2026	4.05	5,200,000	5,183,895
Cpde Investment Co LLC 0% 9/22/2026	4.03	3,200,000	3,192,612
EIDP Inc 0% 9/4/2026	4.18	9,900,000	9,895,708
Electricite de France SA 0% 11/23/2026	4.06	3,100,000	3,071,269
Entergy Corp 0% 10/7/2026	4.09	600,000	597,595
First Abu Dhabi Bank PJSC 0% 10/13/2026	4.06	3,600,000	3,583,782
Glencore Funding LLC 0% 9/17/2026	4.17	500,000	499,075
Glencore Funding LLC 0% 9/23/2026	4.11	300,000	299,242
HCA Inc 0% 10/27/2026	4.16	1,200,000	1,191,809
HCA Inc 0% 11/19/2026	4.19	8,700,000	8,616,094
HCA Inc 0% 11/2/2026	4.20	2,700,000	2,679,574
HCA Inc 0% 11/4/2026	4.18	500,000	496,095
International Flavors & Fragrances Inc 0% 10/30/2026	4.18	900,000	894,060
International Flavors & Fragrances Inc 0% 9/10/2026	4.01	2,600,000	2,597,214
International Flavors & Fragrances Inc 0% 9/16/2026	4.06	850,000	848,537
JTI Financial Services North America LLC 0% 9/25/2026	4.06	6,600,000	6,582,934
Keurig Dr Pepper Inc 0% 9/16/2026	4.27	3,400,000	3,393,718
Keurig Dr Pepper Inc 0% 9/18/2026	4.27	2,200,000	2,195,420
Keurig Dr Pepper Inc 0% 9/23/2026	4.27	7,500,000	7,479,977
Marsh & McLennan Cos Inc 0% 10/5/2026	4.07	1,900,000	1,892,777
National Bank of Kuwait/New York NY 0% 10/8/2026	4.11	300,000	298,792
RWE AG 0% 11/25/2026 (i)	4.11	4,300,000	4,259,158
Triton Container International Ltd / TAL International Container Corp yankee 0% 10/13/2026	4.40	600,000	596,951
Triton Container International Ltd / TAL International Container Corp yankee 0% 10/5/2026	4.40	300,000	298,760
Triton Container International Ltd / TAL International Container Corp yankee 0% 9/2/2026	4.33	300,000	299,931
TOTAL COMMERCIAL PAPER (Cost $113,931,454)			113,923,782

U.S. Treasury Obligations - 0.1%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/13/2026	3.67	13,700,000	13,640,855
US Treasury Bills 0% 10/20/2026 (t)(u)	3.67	1,506,000	1,498,372
US Treasury Bills 0% 10/27/2026	3.74 to 3.76	10,800,000	10,737,181
US Treasury Bills 0% 10/29/2026 (r)	3.69	20,000	19,878
US Treasury Bills 0% 10/6/2026 (s)	3.71	4,700,000	4,683,127
US Treasury Bills 0% 11/12/2026 (r)	3.73 to 3.75	299,000	296,765
US Treasury Bills 0% 11/19/2026 (r)	3.74	840,000	833,106
US Treasury Bills 0% 9/15/2026 (r)(s)	3.63 to 3.75	12,100,000	12,082,997
US Treasury Bills 0% 9/17/2026 (s)(t)(u)	3.65	2,200,000	2,196,442
US Treasury Bills 0% 9/22/2026 (s)	3.68 to 3.78	14,100,000	14,069,998
US Treasury Bills 0% 9/29/2026 (u)	3.70 to 3.73	12,400,000	12,364,301
US Treasury Bills 0% 9/3/2026 (r)	3.71 to 3.74	8,065,000	8,063,387
US Treasury Bills 0% 9/8/2026	3.68	77,000	76,946
US Treasury Bonds 4.625% 11/15/2044	4.78	7,980,000	7,420,777
US Treasury Bonds 4.875% 8/15/2045	4.57 to 4.69	335,000	320,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $88,737,967)			88,304,632

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (v)	3.69	32,862,269	32,868,842
Fidelity Securities Lending Cash Central Fund (v)(w)	3.72	1,062,133,451	1,062,239,664
Invesco Government & Agency Portfolio Institutional Class (x)	3.68	736,330,712	736,330,712
TOTAL MONEY MARKET FUNDS (Cost $1,831,436,688)			1,831,439,218

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount		Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 2.55% and pay semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring August 2029	7/2027	EUR	109,200,000	152,620
Option on an interest rate swap with JP Morgan Securities PLC to receive annually a fixed rate of 4.485% and pay annually a floating rate based on US SOFR Index, expiring August 2045	7/2035		23,100,000	1,559,182
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 2.55% and pay semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring August 2029	7/2027	EUR	35,200,000	49,196
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.6275% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035		11,400,000	809,446
Option on an interest rate swap with Goldman Sachs & Co LLC to receive annually a fixed rate of 3.6625% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026		1,800,000	0
Option on an interest rate swap with BNP Paribas to receive annually a fixed rate of 2.3% and pay semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring June 2037	5/2027	EUR	20,700,000	19,312
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.693% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035		5,100,000	371,232
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.628% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035		14,300,000	1,016,148
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 3.161% and pay annually a floating rate based on US SOFR Index, expiring June 2037	6/2027		36,700,000	37,842
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.115% and pay annually a floating rate based on US SOFR Index, expiring July 2037	7/2027		21,500,000	25,231
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.427% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035		3,400,000	224,422
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 2.53% and pay semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring July 2029	7/2027	EUR	35,000,000	46,536
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.784% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026		1,670,000	0
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.656% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035		3,400,000	244,193
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/2027		28,600,000	594,774
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/2027		9,900,000	205,883
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.296% and pay annually a floating rate based on US SOFR Index, expiring February 2058	2/2028		6,500,000	255,457
Option on an interest rate swap with Morgan Stanley & Co International PLC to receive annually a fixed rate of 3.957% and pay annually a floating rate based on US SOFR Index, expiring November 2036	11/2026		33,500,000	33,484
Option on an interest rate swap with Deutsche Bank AG/London to receive at maturity a fixed rate of 3.1625% and pay at maturity a floating rate based on US SOFR Index, expiring August 2028	8/2027		738,000,000	624,584
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.115% and pay annually a floating rate based on US SOFR Index, expiring June 2037	5/2027		29,200,000	26,198
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.188% and pay annually a floating rate based on US SOFR Index, expiring June 2037	6/2027		29,500,000	33,831
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 3.158% and pay annually a floating rate based on US SOFR Index, expiring June 2037	6/2027		36,700,000	37,577

TOTAL PUT SWAPTIONS				6,367,148
Call Swaptions - 0.0%
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 4.37% and pay annually a floating rate based on US SOFR Index, expiring November 2033	11/2026		6,600,000	40,838
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.47% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026		23,200,000	7,254
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 5% and pay annually a floating rate based on US SOFR Index, expiring June 2028	6/2027		97,800,000	105,234
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 5% and pay annually a floating rate based on US SOFR Index, expiring June 2028	11/2027		109,100,000	117,393
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.216% and pay annually a floating rate based on US SOFR Index, expiring September 2033	9/2026		3,100,000	13,528
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/2027		12,900,000	1,210,937
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.427% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035		3,400,000	318,147
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.206% and pay annually a floating rate based on US SOFR Index, expiring September 2033	9/2026		5,200,000	25,223
Option on an interest rate swap with Morgan Stanley & Co International PLC to receive annually a fixed rate of 4.352% and pay annually a floating rate based on US SOFR Index, expiring September 2033	9/2026		13,400,000	25,344
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.336% and pay annually a floating rate based on US SOFR Index, expiring October 2031	10/2026		6,700,000	27,119
Option on an interest rate swap with Goldman Sachs International to receive annually a fixed rate of 4.11% and pay annually a floating rate based on US SOFR Index, expiring August 2057	8/2027		37,400,000	3,510,778
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.093% and pay annually a floating rate based on US SOFR Index, expiring January 2028	1/2027		131,500,000	387,815
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.53% and pay annually a floating rate based on US SOFR Index, expiring December 2033	12/2026		18,100,000	82,335
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.656% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035		3,400,000	296,378
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.75% and pay annually a floating rate based on US SOFR Index, expiring October 2036	10/2026		15,000,000	24,142
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.75% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026		29,500,000	0
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 4.75% and pay annually a floating rate based on US SOFR Index, expiring December 2036	12/2026		23,300,000	86,589
Option on an interest rate swap with Morgan Stanley & Co International PLC to receive annually a fixed rate of 4.27% and pay annually a floating rate based on US SOFR Index, expiring January 2034	1/2027		7,600,000	91,931
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.75% and pay annually a floating rate based on US SOFR Index, expiring October 2036	10/2026		37,000,000	34,956
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.485% and pay annually a floating rate based on US SOFR Index, expiring August 2045	7/2035		23,100,000	2,124,098
Option on an interest rate swap with Deutsche Bank AG/London to receive annually a fixed rate of 4.4738% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026		35,700,000	10,109
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.6215% and pay annually a floating rate based on US SOFR Index, expiring October 2033	10/2026		14,400,000	12,761
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.693% and pay annually a floating rate based on US SOFR Index, expiring August 2045	8/2035		5,100,000	439,528
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.75% and pay annually a floating rate based on US SOFR Index, expiring October 2036	10/2026		29,800,000	42,118
Option on an interest rate swap with Morgan Stanley & Co International PLC to receive annually a fixed rate of 4.23% and pay annually a floating rate based on US SOFR Index, expiring September 2033	9/2026		1,900,000	7,071
Option on an interest rate swap with Deutsche Bank AG/London to receive at maturity a fixed rate of 3.1625% and pay at maturity a floating rate based on US SOFR Index, expiring August 2028	8/2027		738,000,000	8,325,710
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.437% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026		18,100,000	12,772
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.296% and pay annually a floating rate based on US SOFR Index, expiring February 2058	2/2028		6,500,000	538,329
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.204% and pay annually a floating rate based on US SOFR Index, expiring October 2033	10/2026		12,400,000	119,108

TOTAL CALL SWAPTIONS				18,037,545
TOTAL PURCHASED SWAPTIONS (Cost $26,203,766)				24,404,693

Purchased Options - 0.0%
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	117	89,927,838	6,975	9/2026	1,170
S&P 500 Index	Chicago Board Options Exchange	87	66,869,418	7,025	9/2026	870
S&P 500 Index	Chicago Board Options Exchange	93	71,481,102	6,925	9/2026	698
S&P 500 Index	Chicago Board Options Exchange	106	81,473,084	7,025	9/2026	9,010
S&P 500 Index	Chicago Board Options Exchange	99	76,092,786	6,950	9/2026	7,425
S&P 500 Index	Chicago Board Options Exchange	96	73,786,944	6,925	9/2026	6,720
S&P 500 Index	Chicago Board Options Exchange	106	81,473,084	6,950	9/2026	32,860
S&P 500 Index	Chicago Board Options Exchange	98	75,324,172	6,925	9/2026	29,400
S&P 500 Index	Chicago Board Options Exchange	105	80,704,470	6,950	9/2026	66,675
Uniform Mortgage Backed Securities 5% 9/1/2056	Bank of America NA	17,500,000	16,891,602	96.05	9/2026	16,178
USD/KRW Cross Currency Contracts	JPMorgan Chase Bank NA	2,240,000	2,240,000	1,400	9/2026	52,588

						223,594
TOTAL PURCHASED OPTIONS (Cost $586,866)						223,594

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $51,115,484,812)	102,457,473,518
NET OTHER ASSETS (LIABILITIES) - (2.7)% (o)(p)	(2,663,347,554)
NET ASSETS - 100.0%	99,794,125,964

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Citigroup Global Capital Markets Inc	3.69	8/2026	9/2026	129,000,000	129,013,223	U.S. Treasuries (including strips)	4.125	3/2029	132,163,190
Total Repurchase Agreements				129,000,000	129,013,223				132,163,190

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 6.5% 10/1/2056	(4,000,000)	(4,112,210)
Uniform Mortgage Backed Securities 4% 10/1/2056	(44,000,000)	(40,136,250)
Uniform Mortgage Backed Securities 4% 9/1/2056	(71,400,000)	(65,183,181)
Uniform Mortgage Backed Securities 4.5% 10/1/2056	(14,960,000)	(14,033,766)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(37,120,000)	(34,856,549)
Uniform Mortgage Backed Securities 5% 9/1/2056	(123,590,000)	(119,293,320)
Uniform Mortgage Backed Securities 5.5% 9/1/2056	(83,520,000)	(82,697,846)
Uniform Mortgage Backed Securities 6% 10/1/2056	(38,420,000)	(38,793,611)
Uniform Mortgage Backed Securities 6% 9/1/2056	(275,190,000)	(278,306,803)
Uniform Mortgage Backed Securities 6.5% 10/1/2056	(47,650,000)	(49,027,385)
Uniform Mortgage Backed Securities 6.5% 9/1/2056	(139,635,000)	(143,911,323)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(870,352,244)

TOTAL TBA SALE COMMITMENTS (Proceeds $872,638,856)		(870,352,244)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Wells Fargo Bank NA to receive annually a fixed rate of 4.178% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	800,000	(390)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.165% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	1,000,000	(268)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.178% and pay annually a floating rate based on US SOFR Index, expiring September 2036	8/2026	800,000	0
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.228% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	1,000,000	(1,840)
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 4.126% and pay annually a floating rate based on US SOFR Index, expiring September 2036	8/2026	600,000	0

TOTAL PUT SWAPTIONS			(2,498)
Call Swaptions
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 4.406% and pay annually a floating rate based on US SOFR Index, expiring September 2036	8/2026	600,000	0
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.478% and pay annually a floating rate based on US SOFR Index, expiring September 2036	8/2026	800,000	0
Option on a credit default swap with Goldman Sachs International to buy protection on 5Y CDX NA IG Series 46 Index, paying 1% quarterly expiring June 2031	10/2026	17,800,000	(18,801)
Option on a credit default swap with Royal Bank of Canada to buy protection on 5Y CDX NA IG Series 46 Index, paying 1% quarterly expiring June 2031	10/2026	44,400,000	(33,715)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.415% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	1,000,000	(3,153)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.488% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	1,000,000	(3,134)
Option on an interest rate swap with Wells Fargo Bank NA to receive annually a fixed rate of 4.438% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/2026	800,000	(2,380)

TOTAL CALL SWAPTIONS			(61,183)
TOTAL WRITTEN SWAPTIONS (Premiums Received $(99,593))			(63,681)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ASX 10Y Australian Treasury Bond Contracts (Australia)	199	9/2026	15,261,779	(173,262)
CBOT 10Y US Treasury Notes Contracts (United States)	43	12/2026	4,633,922	(32,306)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	209	12/2026	22,885,500	(85,134)
CBOT 2Y US Treasury Notes Contracts (United States)	667	12/2026	136,922,594	(286,097)
CBOT 5Y US Treasury Notes Contracts (United States)	2,586	12/2026	273,489,703	(1,070,940)
CME E-Mini Russell 2000 Index Contracts (United States)	50	9/2026	7,396,750	(1,922)
CME E-Mini S&P 500 Index Contracts (United States)	900	9/2026	346,455,000	7,392,386
CME E-Mini S&P MidCap 400 Index Contracts (United States)	8	9/2026	3,013,680	(53,002)
Eurex Euro-BTP Contracts (Germany)	107	9/2026	14,311,516	(384,505)
Eurex Euro-BTP Contracts (Germany)	12	12/2026	1,594,297	(1,825)
ICE 3M SONIA Index Contracts (United Kingdom)	335	6/2027	108,612,904	233,371
TOTAL LONG				5,536,764
SHORT
CBOT US Treasury Ultra Bond Contracts (United States)	(161)	12/2026	(17,740,188)	154,511
Eurex Euro-OAT Contracts (Germany)	(562)	9/2026	(75,554,042)	2,467,601
Eurex Euro-OAT Contracts (Germany)	(31)	12/2026	(4,141,286)	511
OSE 10Y Japan Treasury Bond Contracts (Japan)	(56)	9/2026	(44,158,498)	517,864
TOTAL SHORT				3,140,487
TOTAL FUTURES CONTRACTS				8,677,251

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Uniform Mortgage Backed Securities 4.5% 11/1/2056	Bank of America NA	35,500,000	33,267,384	96.41	11/2026	(43,125)
Uniform Mortgage Backed Securities 5% 9/1/2056	JPMorgan Chase Bank NA	2,600,000	2,509,609	100.19	9/2026	0
Uniform Mortgage Backed Securities 5% 9/1/2056	Bank of America NA	2,500,000	2,413,086	99.42	9/2026	(1)
Uniform Mortgage Backed Securities 5.5% 10/1/2056	JPMorgan Chase Bank NA	2,800,000	2,768,172	99.97	10/2026	(3,041)
Uniform Mortgage Backed Securities 5.5% 10/1/2056	JP Morgan Securities PLC	2,300,000	2,273,856	100.00	10/2026	(2,367)
Uniform Mortgage Backed Securities 5.5% 11/1/2056	JPMorgan Chase Bank NA	10,900,000	10,761,196	99.97	11/2026	(22,660)
Uniform Mortgage Backed Securities 6% 9/1/2056	JPMorgan Chase Bank NA	12,600,000	12,742,708	101.47	9/2026	(6,234)
Uniform Mortgage Backed Securities 6.5% 9/1/2056	JPMorgan Chase Bank NA	6,200,000	6,389,875	102.95	9/2026	(10,774)
EUR/HUF Cross Currency Contracts	UBS AG/Stamford CT	1,520,000	1,520,000	375.00	11/2026	(12,802)

						(101,004)
Put Options
S&P 500 Index	Chicago Board Options Exchange	93	71,481,102	7,570.00	9/2026	(16,043)
S&P 500 Index	Chicago Board Options Exchange	117	89,927,838	7,580.00	9/2026	(24,278)
S&P 500 Index	Chicago Board Options Exchange	87	66,869,418	7,645.00	9/2026	(71,340)
S&P 500 Index	Chicago Board Options Exchange	106	81,473,084	7,625.00	9/2026	(251,750)
S&P 500 Index	Chicago Board Options Exchange	96	73,786,944	7,550.00	9/2026	(112,800)
S&P 500 Index	Chicago Board Options Exchange	99	76,092,786	7,575.00	9/2026	(147,015)
S&P 500 Index	Chicago Board Options Exchange	106	81,473,084	7,555.00	9/2026	(321,710)
S&P 500 Index	Chicago Board Options Exchange	98	75,324,172	7,530.00	9/2026	(258,720)
S&P 500 Index	Chicago Board Options Exchange	105	80,704,470	7,540.00	9/2026	(436,275)
Uniform Mortgage Backed Securities 4% 9/1/2056	JPMorgan Chase Bank NA	31,800,000	29,031,164	90.41	9/2026	(16,367)
Uniform Mortgage Backed Securities 4% 9/1/2056	JP Morgan Chase Bank National Association	16,200,000	14,789,461	90.69	9/2026	(14,068)
Uniform Mortgage Backed Securities 4% 9/1/2056	JPMorgan Chase Bank NA	20,300,000	18,532,473	90.40	9/2026	(10,138)
Uniform Mortgage Backed Securities 5.5% 10/1/2056	JPMorgan Chase Bank NA	2,800,000	2,768,172	97.97	10/2026	(7,251)
Uniform Mortgage Backed Securities 5.5% 10/1/2056	JPMorgan Chase Bank NA	2,300,000	2,273,856	98.00	10/2026	(6,093)
Uniform Mortgage Backed Securities 6% 10/1/2056	JPMorgan Chase Bank NA	11,200,000	11,308,913	100.44	10/2026	(25,390)
Uniform Mortgage Backed Securities 6% 10/1/2056	JPMorgan Chase Bank NA	16,000,000	16,155,590	99.04	10/2026	(11,365)
Uniform Mortgage Backed Securities 6% 11/1/2056	JPMorgan Chase Bank NA	12,500,000	12,601,535	100.50	11/2026	(49,316)
Uniform Mortgage Backed Securities 6% 9/1/2056	JPMorgan Chase Bank NA	15,600,000	15,776,686	101.00	9/2026	(14,882)
Uniform Mortgage Backed Securities 6% 9/1/2056	Bank of America NA	10,800,000	10,922,321	101.03	9/2026	(13,456)
Uniform Mortgage Backed Securities 6% 9/1/2056	JPMorgan Chase Bank NA	12,600,000	12,742,708	101.47	9/2026	(46,596)
USD/KRW Cross Currency Contracts	JPMorgan Chase Bank NA	2,240,000	2,240,000	1,350.00	9/2026	(1,007)

						(1,855,860)
TOTAL WRITTEN OPTIONS (Premiums Received $(4,377,314))						(1,956,864)

Exercise price for written options on EUR/HUF Cross Currency Contracts are stated in HUF.
Exercise price for written options on USD/KRW Cross Currency Contracts are stated in KRW.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	768,743	USD	553,180	BNP Paribas SA	9/2026	(2,299)
AUD	479,474	USD	343,160	Barclays Bank PLC	9/2026	432
AUD	2,293,000	USD	1,610,595	Citibank NA	9/2026	32,569
AUD	989,949	USD	711,061	Wells Fargo Bank NA	9/2026	(1,663)
AUD	807,834	USD	581,390	Wells Fargo Bank NA	9/2026	(2,496)
AUD	653,423	USD	470,000	BNP Paribas SA	9/2026	(1,852)
AUD	171,432	USD	120,000	BNP Paribas SA	9/2026	2,824
AUD	1,511,887	USD	1,060,000	Citibank NA	9/2026	23,199
AUD	1,104,950	USD	770,000	Morgan Stanley	9/2026	21,647
BRL	3,376,912	USD	651,712	BNP Paribas SA	9/2026	6
BRL	9,829,992	USD	1,897,096	Bank of America NA	9/2026	18
BRL	7,760,366	USD	1,488,000	Citibank NA	9/2026	9,692
BRL	5,427,452	USD	1,054,427	Goldman Sachs Bank USA	9/2026	(6,970)
BRL	4,109,290	USD	794,112	JPMorgan Chase Bank NA	9/2026	(1,050)
BRL	3,801,674	USD	740,000	BNP Paribas SA	9/2026	(8,658)
BRL	2,714,699	USD	530,000	BNP Paribas SA	9/2026	(7,764)
BRL	725,375	USD	140,000	BNP Paribas SA	9/2026	(457)
BRL	2,272,694	USD	440,000	BNP Paribas SA	9/2026	(2,794)
BRL	1,900,000	USD	366,541	BNP Paribas SA	10/2026	(2,375)
BRL	3,800,000	USD	729,787	BNP Paribas SA	10/2026	(1,455)
BRL	1,900,000	USD	361,244	BNP Paribas SA	10/2026	2,922
BRL	4,800,000	USD	916,625	BNP Paribas SA	10/2026	3,373
BRL	2,800,000	USD	537,067	BNP Paribas SA	10/2026	(401)
BRL	47,347,152	USD	9,138,877	BNP Paribas SA	10/2026	(64,022)
BRL	6,863,871	USD	1,295,706	Goldman Sachs Bank USA	10/2026	19,867
BRL	4,300,000	USD	828,756	Goldman Sachs Bank USA	10/2026	(4,591)
BRL	3,600,000	USD	679,784	Goldman Sachs Bank USA	10/2026	10,215
BRL	700,000	USD	133,453	Goldman Sachs Bank USA	10/2026	714
BRL	2,500,000	USD	480,523	JPMorgan Chase Bank NA	10/2026	(1,357)
BRL	45,221,397	USD	8,598,368	JPMorgan Chase Bank NA	10/2026	69,052
BRL	10,018,768	USD	1,889,656	Bank of America NA	12/2026	7,887
CAD	25,659	USD	18,522	Bank of America NA	9/2026	(9)
CAD	8,522	USD	6,149	Goldman Sachs Bank USA	9/2026	0
CAD	16,701	USD	12,059	Bank of America NA	9/2026	(9)
CAD	25,726,728	USD	18,560,514	Barclays Bank PLC	9/2026	2,009
CAD	1,259,941	USD	910,000	BNP Paribas SA	9/2026	(349)
CAD	1,601,775	USD	1,140,000	BNP Paribas SA	9/2026	16,448
CAD	1,321,892	USD	960,000	BNP Paribas SA	9/2026	(5,622)
CAD	1,510,484	USD	1,080,000	BNP Paribas SA	9/2026	10,537
CAD	409,763	USD	290,000	JPMorgan Chase Bank NA	9/2026	5,841
CAD	682,606	USD	490,000	JPMorgan Chase Bank NA	9/2026	2,827
CAD	1,538,152	USD	1,100,000	JPMorgan Chase Bank NA	9/2026	10,513
CHF	633,000	USD	774,901	JPMorgan Chase Bank NA	9/2026	8,176
CHF	15,348,435	USD	19,103,107	Wells Fargo Bank NA	9/2026	(115,744)
CHF	22,730	USD	28,172	Wells Fargo Bank NA	9/2026	(52)
CHF	390,206	USD	490,000	BNP Paribas SA	9/2026	(6,528)
CHF	23,935	USD	30,000	Bank of America NA	9/2026	(344)
CHF	160,522	USD	200,000	Bank of America NA	9/2026	(1,110)
CHF	737,975	USD	920,000	JPMorgan Chase Bank NA	9/2026	(5,636)
CLP	287,557,361	USD	310,000	BNP Paribas SA	9/2026	(1,874)
CLP	111,978,000	USD	120,000	Bank of America NA	9/2026	(12)
CLP	85,155,300	USD	90,000	Bank of America NA	9/2026	1,246
CLP	4,067,131,874	USD	4,684,826	Citibank NA	9/2026	(326,776)
CLP	148,005,034	USD	160,000	Citibank NA	9/2026	(1,408)
CLP	36,508,640	USD	40,000	JPMorgan Chase Bank NA	9/2026	(880)
CNY	13,098,000	USD	1,949,905	BNP Paribas SA	9/2026	(725)
CNY	1,822,000	USD	270,373	BNP Paribas SA	9/2026	768
CNY	13,243,894	USD	1,970,671	BNP Paribas SA	9/2026	220
CNY	13,178,000	USD	1,961,154	BNP Paribas SA	9/2026	(69)
CNY	16,630,279	USD	2,474,928	Bank of America NA	9/2026	(92)
CNY	22,023,790	USD	3,278,423	Deutsche Bank AG	9/2026	(951)
CNY	1,120,170	USD	166,963	BNP Paribas SA	9/2026	120
COP	1,662,024,000	USD	455,000	BNP Paribas SA	9/2026	59,011
COP	522,240,000	USD	170,000	BNP Paribas SA	9/2026	(8,488)
COP	1,426,311,000	USD	450,000	BNP Paribas SA	9/2026	(8,888)
COP	472,015,950	USD	150,000	Citibank NA	9/2026	(4,021)
COP	3,867,381,385	USD	1,234,008	Citibank NA	9/2026	(37,951)
COP	3,544,485,503	USD	1,038,829	Citibank NA	9/2026	57,367
COP	791,500,000	USD	250,000	Morgan Stanley	9/2026	(5,214)
COP	348,837,240	USD	97,889	Citibank NA	10/2026	9,283
COP	351,201,260	USD	97,889	Citibank NA	11/2026	9,339
COP	353,377,481	USD	96,641	Citibank NA	11/2026	11,251
COP	346,456,480	USD	95,390	Goldman Sachs Bank USA	11/2026	10,389
COP	346,952,508	USD	95,390	Goldman Sachs Bank USA	11/2026	10,541
COP	346,456,480	USD	95,390	Goldman Sachs Bank USA	11/2026	10,389
COP	5,303,714,728	USD	1,359,090	UBS AG	12/2026	249,908
CZK	5,670,731	USD	270,000	BNP Paribas SA	9/2026	2,644
CZK	2,921,220	USD	141,123	BNP Paribas SA	9/2026	(673)
CZK	3,058,878	USD	147,754	BNP Paribas SA	9/2026	(685)
CZK	1,798,920	USD	87,171	BNP Paribas SA	9/2026	(680)
CZK	2,921,410	USD	141,123	Bank of America NA	9/2026	(664)
CZK	13,212,962	USD	630,000	JPMorgan Chase Bank NA	9/2026	5,269
CZK	1,973,786	USD	95,658	Morgan Stanley	9/2026	(760)
CZK	1,799,050	USD	87,171	Morgan Stanley	9/2026	(674)
CZK	2,338,727	USD	110,000	UBS AG	9/2026	2,444
EUR	209,800	HUF	75,611,920	UBS AG	11/2026	4,580
EUR	139,800	HUF	50,404,890	UBS AG	11/2026	2,986
EUR	62,546,910	USD	73,010,195	BNP Paribas SA	9/2026	(358,832)
EUR	3,060,000	USD	3,529,503	Bank of America NA	9/2026	24,840
EUR	488,915	USD	570,000	Citibank NA	9/2026	(1,791)
EUR	298,357	USD	340,000	Goldman Sachs Bank USA	9/2026	6,746
EUR	104,573	USD	120,000	Morgan Stanley	9/2026	1,533
EUR	736,319	USD	850,000	Morgan Stanley	9/2026	5,737
EUR	577,000	USD	670,077	Morgan Stanley	10/2026	920
GBP	432,782	USD	576,270	Bank of America NA	9/2026	10,150
GBP	2,186,218	USD	2,969,539	UBS AG	9/2026	(7,215)
GBP	706,433	USD	960,000	BNP Paribas SA	9/2026	(2,768)
GBP	261,030	USD	350,000	BNP Paribas SA	9/2026	3,701
GBP	870,308	USD	1,160,000	BNP Paribas SA	9/2026	19,285
GBP	51,360	USD	70,000	Bank of America NA	9/2026	(406)
GBP	975,110	USD	1,310,000	JPMorgan Chase Bank NA	9/2026	11,294
HUF	335,348,369	USD	1,059,511	BNP Paribas SA	9/2026	6,517
HUF	813,759,944	USD	2,569,782	Bank of America NA	9/2026	17,054
HUF	56,265,516	USD	180,000	Morgan Stanley	9/2026	(1,184)
HUF	47,164,185	USD	150,000	Morgan Stanley	9/2026	(109)
HUF	738,242,725	USD	2,339,765	Bank of America NA	9/2026	5,539
HUF	346,700,998	USD	1,105,164	Deutsche Bank AG	10/2026	(4,491)
IDR	3,035,883,732	USD	170,000	BNP Paribas SA	9/2026	1,197
IDR	14,813,166,012	USD	820,000	BNP Paribas SA	9/2026	15,196
IDR	14,656,614,498	USD	810,000	BNP Paribas SA	9/2026	16,369
IDR	21,963,302,517	USD	1,218,187	BNP Paribas SA	9/2026	20,148
IDR	10,466,131,717	USD	590,000	BNP Paribas SA	9/2026	101
IDR	26,637,783,929	USD	1,465,835	BNP Paribas SA	9/2026	36,057
IDR	26,734,917,339	USD	1,527,090	BNP Paribas SA	9/2026	(19,722)
IDR	26,932,708,825	USD	1,541,593	BNP Paribas SA	9/2026	(23,073)
IDR	351,389,004	USD	19,351	Bank of America NA	9/2026	461
IDR	10,412,583,980	USD	580,000	Citibank NA	9/2026	7,082
IDR	17,569,700,120	USD	985,180	Citibank NA	9/2026	5,435
IDR	4,873,562,910	USD	270,000	Citibank NA	9/2026	4,781
IDR	21,998,535,510	USD	1,211,440	Deutsche Bank AG	9/2026	28,882
IDR	25,393,703,652	USD	1,396,179	Goldman Sachs Bank USA	9/2026	35,569
IDR	10,756,831,368	USD	603,672	Goldman Sachs Bank USA	9/2026	2,820
IDR	367,056,041	USD	20,210	Goldman Sachs Bank USA	9/2026	485
IDR	10,757,435,040	USD	603,672	Goldman Sachs Bank USA	9/2026	2,854
IDR	23,912,336,664	USD	1,331,496	Goldman Sachs Bank USA	9/2026	16,729
IDR	5,584,288,500	USD	315,000	BNP Paribas SA	9/2026	(471)
IDR	5,686,400,000	USD	320,000	BNP Paribas SA	9/2026	281
IDR	9,563,182,603	USD	525,262	BNP Paribas SA	12/2026	9,999
IDR	3,734,463,294	USD	204,923	Bank of America NA	12/2026	4,098
IDR	16,320,043,200	USD	897,100	Citibank NA	12/2026	16,349
IDR	15,953,163,092	USD	878,217	Citibank NA	12/2026	14,697
IDR	7,531,505,440	USD	413,908	Citibank NA	12/2026	7,638
IDR	8,123,897,994	USD	448,314	Deutsche Bank AG	12/2026	6,389
IDR	3,030,681,727	USD	169,397	Morgan Stanley	12/2026	233
ILS	10,560,089	USD	3,546,540	Wells Fargo Bank NA	9/2026	(14,064)
ILS	449,015	USD	150,000	Citibank NA	9/2026	236
INR	126,379,205	USD	1,330,337	BNP Paribas SA	9/2026	(3,719)
INR	36,384,561	USD	380,000	BNP Paribas SA	9/2026	1,933
INR	202,437,217	USD	2,102,032	BNP Paribas SA	9/2026	22,976
INR	212,685,975	USD	2,194,911	BNP Paribas SA	9/2026	37,680
INR	51,572,445	USD	530,000	Bank of America NA	9/2026	11,362
INR	20,026,291	USD	210,126	Bank of America NA	9/2026	93
INR	962,775	USD	10,099	Bank of America NA	9/2026	8
INR	12,457,965	USD	130,000	Deutsche Bank AG	9/2026	773
INR	75,543,756	USD	783,527	Goldman Sachs Bank USA	9/2026	9,465
INR	74,243,047	USD	769,159	Goldman Sachs Bank USA	9/2026	10,180
INR	39,997,130	USD	419,609	Goldman Sachs Bank USA	9/2026	246
INR	40,270,307	USD	420,349	Goldman Sachs Bank USA	9/2026	2,373
INR	130,416,983	USD	1,367,050	JPMorgan Chase Bank NA	9/2026	1,953
INR	94,757,240	USD	979,403	JPMorgan Chase Bank NA	9/2026	15,275
INR	33,280,027	USD	343,326	JPMorgan Chase Bank NA	9/2026	6,018
INR	23,858,750	USD	250,000	Morgan Stanley	9/2026	448
INR	23,257,920	USD	240,000	Morgan Stanley	9/2026	4,141
INR	102,035,333	USD	1,064,758	Wells Fargo Bank NA	9/2026	6,319
INR	423,605,689	USD	4,411,020	Citibank NA	9/2026	31,101
INR	96,323,022	USD	992,131	Deutsche Bank AG	9/2026	17,956
INR	330,292,360	USD	3,436,894	JPMorgan Chase Bank NA	9/2026	26,701
INR	145,900,381	USD	1,506,193	JPMorgan Chase Bank NA	9/2026	23,785
INR	77,454,043	USD	812,066	JPMorgan Chase Bank NA	9/2026	152
INR	76,091,092	USD	782,693	JPMorgan Chase Bank NA	10/2026	14,432
INR	114,720,051	USD	1,186,841	Goldman Sachs Bank USA	12/2026	9,051
INR	145,448,145	USD	1,508,407	Goldman Sachs Bank USA	12/2026	7,809
INR	115,763,268	USD	1,205,993	JPMorgan Chase Bank NA	12/2026	774
JPY	915,178,267	USD	5,606,329	BNP Paribas SA	9/2026	122,486
JPY	164,500,000	USD	1,034,939	BNP Paribas SA	9/2026	(5,205)
JPY	476,952,023	USD	2,982,447	BNP Paribas SA	9/2026	3,168
JPY	178,400,000	USD	1,132,087	JPMorgan Chase Bank NA	9/2026	(15,342)
JPY	541,334,045	USD	3,315,858	Wells Fargo Bank NA	9/2026	72,775
JPY	11,302,828	USD	70,000	BNP Paribas SA	9/2026	832
JPY	19,094,361	USD	120,000	Citibank NA	9/2026	(340)
JPY	15,889,477	USD	100,000	Citibank NA	9/2026	(424)
JPY	46,408,444	USD	290,000	Morgan Stanley	9/2026	831
JPY	14,544,720	USD	90,000	Morgan Stanley	9/2026	1,148
JPY	411,571,262	USD	2,583,778	Bank of America NA	10/2026	(1,273)
JPY	1,821,382,876	USD	11,460,399	Wells Fargo Bank NA	10/2026	(31,684)
KRW	9,724,952,013	USD	6,874,604	Bank of America NA	9/2026	239,306
KRW	235,008,000	USD	170,000	JPMorgan Chase Bank NA	9/2026	1,911
KRW	125,523,720	USD	90,000	Morgan Stanley	9/2026	1,822
MXN	6,332,505	USD	360,000	BNP Paribas SA	9/2026	12,145
MXN	7,813,057	USD	460,000	BNP Paribas SA	9/2026	(847)
MXN	14,963,664	USD	860,000	Bank of America NA	9/2026	19,376
MXN	16,779,000	USD	950,106	Bank of America NA	9/2026	35,953
MXN	12,704,000	USD	725,611	Bank of America NA	9/2026	20,970
MXN	7,718,588	USD	454,235	Citibank NA	9/2026	(633)
MXN	10,322,524	USD	577,090	Citibank NA	9/2026	29,538
MXN	14,228,000	USD	811,929	JPMorgan Chase Bank NA	9/2026	24,214
MXN	24,560,000	USD	1,406,499	JPMorgan Chase Bank NA	9/2026	36,829
MXN	3,110,551	USD	177,300	JPMorgan Chase Bank NA	9/2026	5,499
MXN	288,083,619	USD	16,581,593	JPMorgan Chase Bank NA	9/2026	348,342
MXN	11,484,635	USD	659,991	Goldman Sachs Bank USA	12/2026	10,071
MXN	7,488,843	USD	426,963	JPMorgan Chase Bank NA	12/2026	9,968
MXN	47,902,625	USD	2,755,273	JPMorgan Chase Bank NA	12/2026	39,568
MXN	43,620,537	USD	2,467,532	JPMorgan Chase Bank NA	12/2026	77,474
MXN	211,817,398	USD	12,191,631	Goldman Sachs Bank USA	3/2027	93,728
MYR	527,930	USD	130,000	Barclays Bank PLC	9/2026	1,184
MYR	284,620	USD	70,000	Goldman Sachs Bank USA	9/2026	724
MYR	2,433,000	USD	600,000	Goldman Sachs Bank USA	9/2026	4,569
NGN	428,568,000	USD	300,000	Citibank NA	10/2026	16,131
NGN	1,420,000,000	USD	1,000,000	Deutsche Bank AG	10/2026	44,225
NOK	648,009	USD	69,315	Citibank NA	9/2026	37
NOK	4,201,139	USD	440,000	BNP Paribas SA	9/2026	9,537
NOK	5,254,067	USD	540,000	BNP Paribas SA	9/2026	22,204
NOK	6,764,284	USD	700,000	BNP Paribas SA	9/2026	23,803
NOK	8,563,916	USD	890,000	BNP Paribas SA	9/2026	26,370
NOK	2,892,539	USD	310,000	Morgan Stanley	9/2026	(488)
NOK	3,272,872	USD	350,000	Morgan Stanley	9/2026	209
NOK	9,443,537	USD	990,000	Morgan Stanley	9/2026	20,493
NZD	2,123,000	USD	1,264,459	BNP Paribas SA	9/2026	(8,386)
NZD	9,859,455	USD	5,865,390	Bank of America NA	9/2026	(32,043)
NZD	5,201,918	USD	3,090,121	JPMorgan Chase Bank NA	9/2026	(12,407)
NZD	1,702,000	USD	998,570	Morgan Stanley	9/2026	8,418
NZD	453,586	USD	270,000	Citibank NA	9/2026	(1,534)
NZD	1,751,808	USD	1,030,000	Morgan Stanley	9/2026	6,850
NZD	648,399	USD	380,000	Morgan Stanley	9/2026	3,771
NZD	138,322	USD	80,000	UBS AG	9/2026	1,869
PEN	2,267,100	USD	677,758	Wells Fargo Bank NA	9/2026	(4,128)
PEN	3,294,125	USD	985,000	Citibank NA	9/2026	(6,557)
PEN	937,020	USD	280,000	Citibank NA	9/2026	(1,680)
PEN	1,724,151	USD	515,487	Citibank NA	9/2026	(3,368)
PEN	242,066	USD	70,327	Deutsche Bank AG	9/2026	1,573
PEN	44,065,067	USD	13,153,751	Wells Fargo Bank NA	9/2026	(65,245)
PEN	58,122	USD	17,300	Deutsche Bank AG	12/2026	(90)
PEN	2,670,284	USD	793,216	Wells Fargo Bank NA	1/2027	(3,068)
PEN	3,318,624	USD	985,281	Citibank NA	3/2027	(5,093)
PHP	30,139,806	USD	490,000	BNP Paribas SA	9/2026	(6,848)
PHP	1,241,240	USD	20,000	BNP Paribas SA	9/2026	(102)
PHP	37,267,478	USD	600,000	BNP Paribas SA	9/2026	(2,589)
PHP	17,024,095	USD	276,069	Bank of America NA	9/2026	(3,167)
PHP	16,671,150	USD	270,000	Goldman Sachs Bank USA	9/2026	(2,755)
PHP	22,236,840	USD	360,000	Goldman Sachs Bank USA	9/2026	(3,535)
PHP	5,525,388	USD	90,000	JPMorgan Chase Bank NA	9/2026	(1,426)
PHP	9,115,800	USD	150,000	Morgan Stanley	9/2026	(3,870)
PLN	5,789,704	USD	1,545,672	BNP Paribas SA	9/2026	7,984
PLN	930,125	USD	249,966	JPMorgan Chase Bank NA	9/2026	(369)
PLN	1,343,716	USD	360,000	BNP Paribas SA	9/2026	582
PLN	1,379,122	USD	370,000	Citibank NA	9/2026	83
PLN	628,295	USD	170,000	Citibank NA	9/2026	(1,399)
PLN	1,412,938	USD	380,000	Goldman Sachs Bank USA	9/2026	(843)
PLN	1,906,281	USD	510,000	Morgan Stanley	9/2026	1,544
PLN	5,813,772	USD	1,533,127	BNP Paribas SA	10/2026	27,005
PLN	4,154,001	USD	1,101,550	BNP Paribas SA	10/2026	13,180
PLN	667,000	USD	178,795	Bank of America NA	10/2026	195
PLN	539,000	USD	141,988	Bank of America NA	10/2026	2,653
PLN	5,353,847	USD	1,406,261	Deutsche Bank AG	10/2026	30,449
PLN	4,551,864	USD	1,197,487	Wells Fargo Bank NA	10/2026	24,010
PLN	5,951,923	USD	1,570,512	Wells Fargo Bank NA	10/2026	26,693
PLN	5,794,144	USD	1,569,068	Wells Fargo Bank NA	12/2026	(13,958)
SEK	2,950,728	USD	309,950	BNP Paribas SA	9/2026	(1,866)
SEK	7,611,584	USD	802,107	Barclays Bank PLC	9/2026	(7,383)
SEK	6,463,713	USD	680,000	BNP Paribas SA	9/2026	(4,595)
SEK	5,353,394	USD	550,000	BNP Paribas SA	9/2026	9,386
SEK	3,751,962	USD	390,000	Morgan Stanley	9/2026	2,049
SEK	10,167,413	USD	1,070,000	Morgan Stanley	9/2026	(7,589)
SGD	7,694,859	USD	6,054,739	Barclays Bank PLC	9/2026	(1,038)
SGD	5,673,125	USD	4,468,083	Deutsche Bank AG	9/2026	(4,921)
SGD	14,806,607	USD	11,660,582	Wells Fargo Bank NA	9/2026	(11,926)
SGD	1,279,370	USD	1,000,000	BNP Paribas SA	9/2026	7,456
SGD	1,440,888	USD	1,120,000	BNP Paribas SA	9/2026	14,646
SGD	1,477,750	USD	1,150,000	BNP Paribas SA	9/2026	13,673
SGD	1,443,066	USD	1,120,000	BNP Paribas SA	9/2026	16,361
SGD	804,851	USD	626,674	BNP Paribas SA	9/2026	7,116
SGD	697,848	USD	543,326	BNP Paribas SA	9/2026	6,204
SGD	984,263	USD	770,000	Morgan Stanley	9/2026	5,071
THB	38,534,094	USD	1,161,050	BNP Paribas SA	9/2026	2,610
THB	2,953,980	USD	90,000	BNP Paribas SA	9/2026	(795)
THB	5,973,878	USD	180,000	BNP Paribas SA	9/2026	400
THB	595	USD	18	BNP Paribas SA	9/2026	0
THB	5,180,160	USD	158,075	BNP Paribas SA	9/2026	(1,644)
THB	2,776,313	USD	85,000	Bank of America NA	9/2026	(1,160)
THB	1,997,308	USD	59,201	Bank of America NA	9/2026	1,115
THB	1,352,959	USD	40,000	Citibank NA	9/2026	857
THB	24,747,228	USD	740,000	Goldman Sachs Bank USA	9/2026	7,321
THB	47,796,060	USD	1,450,000	Goldman Sachs Bank USA	9/2026	(6,646)
TRY	18,540,716	USD	381,186	Barclays Bank PLC	9/2026	2,998
TRY	23,165,737	USD	475,726	Barclays Bank PLC	9/2026	4,293
TRY	14,841,395	USD	304,539	Barclays Bank PLC	9/2026	2,514
TRY	170,887,583	USD	3,494,955	Barclays Bank PLC	9/2026	24,047
TRY	212,935,379	USD	4,341,102	Barclays Bank PLC	9/2026	30,079
TRY	41,183,817	USD	839,150	Barclays Bank PLC	9/2026	5,617
TRY	5,895,366	USD	120,000	BNP Paribas SA	9/2026	832
TRY	169,899,495	USD	3,463,979	Barclays Bank PLC	9/2026	18,290
TRY	2,959,542	USD	60,000	Citibank NA	9/2026	659
TRY	2,911,664	USD	58,992	Barclays Bank PLC	9/2026	264
TRY	15,155,143	USD	306,843	Barclays Bank PLC	9/2026	610
TRY	35,820,631	USD	725,381	Barclays Bank PLC	9/2026	739
TRY	27,640,443	USD	559,280	Barclays Bank PLC	10/2026	576
TRY	5,933,604	USD	119,905	Barclays Bank PLC	10/2026	185
TRY	19,061,999	USD	384,303	Barclays Bank PLC	10/2026	572
TWD	29,036,682	USD	913,908	BNP Paribas SA	9/2026	2,016
TWD	405,937	USD	12,624	Bank of America NA	9/2026	191
TWD	221,944,397	USD	6,900,612	Citibank NA	9/2026	105,892
TWD	5,700,924	USD	180,000	UBS AG	9/2026	(29)
USD	3,752,890	AUD	5,339,000	Royal Bank of Canada	9/2026	(73,038)
USD	230,000	AUD	323,361	Bank of America NA	9/2026	(1,674)
USD	100,000	AUD	144,264	Bank of America NA	9/2026	(3,358)
USD	540,000	AUD	767,605	Morgan Stanley	9/2026	(9,955)
USD	552,928	AUD	768,743	BNP Paribas SA	10/2026	2,285
USD	343,009	AUD	479,474	Barclays Bank PLC	10/2026	(434)
USD	333,077	AUD	463,000	Citibank NA	10/2026	1,435
USD	710,737	AUD	989,949	Wells Fargo Bank NA	10/2026	1,646
USD	581,121	AUD	807,834	Wells Fargo Bank NA	10/2026	2,478
USD	661,000	BRL	3,376,912	BNP Paribas SA	9/2026	9,281
USD	1,889,656	BRL	9,829,992	Bank of America NA	9/2026	(7,458)
USD	792,000	BRL	4,090,205	Citibank NA	9/2026	2,621
USD	708,307	BRL	3,670,162	Citibank NA	9/2026	(7)
USD	1,047,447	BRL	5,427,452	Goldman Sachs Bank USA	9/2026	(10)
USD	793,054	BRL	4,109,290	JPMorgan Chase Bank NA	9/2026	(8)
USD	200,000	BRL	1,045,383	BNP Paribas SA	9/2026	(1,104)
USD	70,000	BRL	364,981	Goldman Sachs Bank USA	9/2026	(213)
USD	490,000	BRL	2,559,672	JPMorgan Chase Bank NA	9/2026	(2,413)
USD	479,115	BRL	2,481,000	BNP Paribas SA	10/2026	3,591
USD	1,854,964	BRL	10,100,000	BNP Paribas SA	10/2026	(80,866)
USD	1,139,704	BRL	6,300,000	BNP Paribas SA	10/2026	(67,794)
USD	636,525	BRL	3,300,000	BNP Paribas SA	10/2026	4,026
USD	1,152,200	BRL	6,300,000	BNP Paribas SA	10/2026	(55,298)
USD	1,092,538	BRL	6,000,000	BNP Paribas SA	10/2026	(57,460)
USD	585,544	BRL	3,200,000	Bank of America NA	10/2026	(27,788)
USD	2,385,309	BRL	13,100,000	JPMorgan Chase Bank NA	10/2026	(125,520)
USD	788,743	BRL	4,109,290	JPMorgan Chase Bank NA	10/2026	1,131
USD	825,658	BRL	4,500,000	BNP Paribas SA	4/2027	(12,074)
USD	840,702	BRL	4,516,000	BNP Paribas SA	4/2027	(8)
USD	145,866	BRL	800,000	BNP Paribas SA	4/2027	(3,064)
USD	511,625	BRL	2,700,000	BNP Paribas SA	4/2027	8,986
USD	529,601	BRL	2,800,000	BNP Paribas SA	4/2027	8,346
USD	832,073	BRL	4,513,000	BNP Paribas SA	4/2027	(8,078)
USD	682,853	BRL	3,600,000	BNP Paribas SA	4/2027	12,668
USD	832,070	BRL	4,500,000	BNP Paribas SA	4/2027	(5,662)
USD	461,297	BRL	2,500,000	BNP Paribas SA	4/2027	(4,109)
USD	1,368,788	BRL	7,500,000	BNP Paribas SA	4/2027	(27,431)
USD	486,793	BRL	2,700,000	BNP Paribas SA	4/2027	(15,845)
USD	671,354	BRL	3,600,000	BNP Paribas SA	4/2027	1,169
USD	1,018,637	BRL	5,400,000	Goldman Sachs Bank USA	4/2027	13,360
USD	690,344	BRL	3,800,000	Goldman Sachs Bank USA	4/2027	(17,073)
USD	854,130	BRL	4,600,000	Goldman Sachs Bank USA	4/2027	(2,218)
USD	984,471	BRL	5,300,000	Goldman Sachs Bank USA	4/2027	(2,190)
USD	128,523	BRL	700,000	Goldman Sachs Bank USA	4/2027	(1,791)
USD	644,016	BRL	3,500,000	Goldman Sachs Bank USA	4/2027	(7,553)
USD	1,004,016	BRL	5,400,000	Goldman Sachs Bank USA	4/2027	(1,262)
USD	848,697	BRL	4,700,000	JPMorgan Chase Bank NA	4/2027	(26,267)
USD	329,707	BRL	1,800,000	JPMorgan Chase Bank NA	4/2027	(5,386)
USD	329,707	BRL	1,800,000	JPMorgan Chase Bank NA	4/2027	(5,386)
USD	868,561	BRL	4,700,000	JPMorgan Chase Bank NA	4/2027	(6,403)
USD	442,380	BRL	2,400,000	JPMorgan Chase Bank NA	4/2027	(4,410)
USD	147,629	BRL	800,000	JPMorgan Chase Bank NA	4/2027	(1,301)
USD	436,229	BRL	2,400,000	JPMorgan Chase Bank NA	4/2027	(10,561)
USD	382,653	BRL	2,100,000	BNP Paribas SA	7/2027	(8,288)
USD	761,628	BRL	4,200,000	BNP Paribas SA	7/2027	(20,254)
USD	377,054	BRL	2,100,000	BNP Paribas SA	7/2027	(13,888)
USD	955,299	BRL	5,300,000	BNP Paribas SA	7/2027	(31,362)
USD	561,391	BRL	3,100,000	BNP Paribas SA	7/2027	(15,713)
USD	490,410	BRL	2,700,000	JPMorgan Chase Bank NA	7/2027	(12,229)
USD	26,302	CAD	36,436	Bank of America NA	9/2026	12
USD	18,363,787	CAD	25,743,433	Bank of America NA	9/2026	(210,788)
USD	560,000	CAD	783,639	BNP Paribas SA	9/2026	(5,771)
USD	280,000	CAD	395,405	JPMorgan Chase Bank NA	9/2026	(5,474)
USD	12,059	CAD	16,679	Bank of America NA	10/2026	9
USD	18,560,514	CAD	25,692,762	Barclays Bank PLC	10/2026	(2,400)
USD	659,858	CHF	535,000	BNP Paribas SA	9/2026	(1,984)
USD	646,827	CHF	522,000	Bank of America NA	9/2026	1,067
USD	800,581	CHF	646,000	JPMorgan Chase Bank NA	9/2026	1,422
USD	17,496,733	CHF	14,296,346	Wells Fargo Bank NA	9/2026	(189,104)
USD	1,440,000	CHF	1,160,832	BNP Paribas SA	9/2026	1,709
USD	1,140,000	CHF	923,368	BNP Paribas SA	9/2026	(4,069)
USD	40,000	CHF	32,022	Bank of America NA	9/2026	324
USD	400,000	CHF	321,117	Morgan Stanley	9/2026	2,131
USD	121,105	CHF	97,000	Barclays Bank PLC	10/2026	707
USD	119,534	CHF	96,000	Morgan Stanley	10/2026	377
USD	19,103,107	CHF	15,298,034	Wells Fargo Bank NA	10/2026	114,836
USD	625,000	CLP	559,117,919	BNP Paribas SA	9/2026	25,889
USD	110,000	CLP	102,322,000	Bank of America NA	9/2026	359
USD	50,000	CLP	45,953,367	Citibank NA	9/2026	760
USD	716,000	CLP	661,669,920	Deutsche Bank AG	9/2026	7,001
USD	626,126	CLP	559,875,779	Goldman Sachs Bank USA	9/2026	26,203
USD	2,856,603	CLP	2,542,319,360	UBS AG	9/2026	132,434
USD	1,142,366	CNY	7,695,000	BNP Paribas SA	9/2026	(2,766)
USD	166,963	CNY	1,122,287	BNP Paribas SA	9/2026	(50)
USD	2,426,852	CNY	16,382,642	BNP Paribas SA	9/2026	(11,132)
USD	1,421,528	CNY	9,582,000	Citibank NA	9/2026	(4,418)
USD	6,713,630	CNY	45,214,079	Deutsche Bank AG	9/2026	(14,906)
USD	1,970,671	CNY	13,218,571	BNP Paribas SA	9/2026	(990)
USD	2,474,928	CNY	16,598,723	Bank of America NA	9/2026	(911)
USD	3,278,423	CNY	21,981,974	Deutsche Bank AG	9/2026	(373)
USD	1,474,000	COP	5,139,484,240	BNP Paribas SA	9/2026	(115,478)
USD	200,000	COP	682,968,000	Bank of America NA	9/2026	(11,220)
USD	100,000	COP	336,336,000	Bank of America NA	9/2026	(4,018)
USD	120,000	COP	391,867,200	Bank of America NA	9/2026	(1,192)
USD	912,000	COP	2,973,576,000	Citibank NA	9/2026	(7,632)
USD	110,000	COP	351,340,000	JPMorgan Chase Bank NA	9/2026	1,342
USD	1,038,829	COP	3,612,788,529	Citibank NA	12/2026	(59,289)
USD	1,234,008	COP	3,948,517,418	Citibank NA	12/2026	36,138
USD	1,112,989	CZK	23,614,722	Deutsche Bank AG	9/2026	(22,331)
USD	220,000	CZK	4,659,637	Citibank NA	9/2026	(4,032)
USD	120,000	CZK	2,538,654	Citibank NA	9/2026	(2,057)
USD	90,000	CZK	1,900,949	JPMorgan Chase Bank NA	9/2026	(1,396)
USD	1,146,366	CZK	24,212,615	JPMorgan Chase Bank NA	9/2026	(17,775)
USD	74,684,086	EUR	65,606,910	BNP Paribas SA	9/2026	(1,521,621)
USD	1,530,000	EUR	1,323,619	BNP Paribas SA	9/2026	(8,287)
USD	890,000	EUR	770,754	BNP Paribas SA	9/2026	(5,757)
USD	80,000	EUR	69,693	BNP Paribas SA	9/2026	(996)
USD	73,095,197	EUR	62,546,910	BNP Paribas SA	10/2026	359,019
USD	1,071,994	GBP	793,000	BNP Paribas SA	9/2026	(2,521)
USD	1,544,147	GBP	1,147,000	JPMorgan Chase Bank NA	9/2026	(10,038)
USD	315,550	GBP	235,049	UBS AG	9/2026	(2,941)
USD	296,313	GBP	221,120	Wells Fargo Bank NA	9/2026	(3,305)
USD	299,454	GBP	222,831	Wells Fargo Bank NA	9/2026	(2,482)
USD	170,000	GBP	127,108	Deutsche Bank AG	9/2026	(2,235)
USD	1,070,000	GBP	792,678	Goldman Sachs Bank USA	9/2026	(4,095)
USD	1,020,000	GBP	756,897	Morgan Stanley	9/2026	(5,612)
USD	50,000	GBP	37,011	Morgan Stanley	9/2026	(150)
USD	2,969,518	GBP	2,186,218	UBS AG	10/2026	7,094
USD	1,105,164	HUF	346,247,881	Deutsche Bank AG	9/2026	4,488
USD	2,395	HUF	754,953	Morgan Stanley	9/2026	(5)
USD	169,397	IDR	3,008,998,911	Morgan Stanley	9/2026	(283)
USD	525,262	IDR	9,498,575,377	BNP Paribas SA	9/2026	(10,287)
USD	262,486	IDR	4,802,005,385	BNP Paribas SA	9/2026	(8,261)
USD	204,923	IDR	3,708,827,371	Bank of America NA	9/2026	(4,188)
USD	30,122	IDR	544,538,588	Barclays Bank PLC	9/2026	(580)
USD	897,100	IDR	16,209,699,900	Citibank NA	9/2026	(16,835)
USD	337,294	IDR	6,086,550,128	Citibank NA	9/2026	(5,878)
USD	878,217	IDR	15,848,216,160	Citibank NA	9/2026	(15,337)
USD	1,075,615	IDR	19,410,440,729	Citibank NA	9/2026	(18,784)
USD	413,908	IDR	7,480,973,192	Citibank NA	9/2026	(7,884)
USD	448,314	IDR	8,069,652,000	Deutsche Bank AG	9/2026	(6,669)
USD	3,164,314	IDR	57,016,191,268	Deutsche Bank AG	9/2026	(50,373)
USD	700,653	IDR	12,756,931,669	Goldman Sachs Bank USA	9/2026	(18,608)
USD	118,934	IDR	2,113,560,666	Goldman Sachs Bank USA	9/2026	(233)
USD	523,064	IDR	9,433,459,240	Goldman Sachs Bank USA	9/2026	(8,813)
USD	1,569,192	IDR	28,300,377,720	Goldman Sachs Bank USA	9/2026	(26,440)
USD	618,708	IDR	11,184,564,344	JPMorgan Chase Bank NA	9/2026	(11,900)
USD	20,000	IDR	361,854,000	JPMorgan Chase Bank NA	9/2026	(402)
USD	12,218	IDR	217,200,120	JPMorgan Chase Bank NA	9/2026	(28)
USD	1,219,000	IDR	22,145,573,000	Citibank NA	12/2026	(20,510)
USD	771,243	IDR	14,052,047,460	Deutsche Bank AG	12/2026	(15,264)
USD	1,314,024	IDR	23,825,881,536	JPMorgan Chase Bank NA	12/2026	(19,535)
USD	708,162	ILS	2,161,611	Citibank NA	9/2026	(14,923)
USD	683,419	ILS	2,087,770	Citibank NA	9/2026	(14,965)
USD	2,048,440	ILS	6,302,640	JPMorgan Chase Bank NA	9/2026	(59,869)
USD	280,000	ILS	844,089	BNP Paribas SA	9/2026	(2,424)
USD	150,000	ILS	445,328	BNP Paribas SA	9/2026	998
USD	67,962	ILS	208,621	BNP Paribas SA	9/2026	(1,840)
USD	74,076	ILS	227,518	BNP Paribas SA	9/2026	(2,049)
USD	280,000	ILS	843,406	BNP Paribas SA	9/2026	(2,195)
USD	67,962	ILS	208,645	Bank of America NA	9/2026	(1,848)
USD	330,000	ILS	984,255	Bank of America NA	9/2026	679
USD	170,000	ILS	504,797	Citibank NA	9/2026	1,100
USD	10,000	ILS	30,091	Citibank NA	9/2026	(68)
USD	200,000	ILS	611,348	Citibank NA	9/2026	(4,551)
USD	1,341,745	ILS	4,012,401	Citibank NA	10/2026	(1,653)
USD	1,688,782	ILS	5,014,416	Deutsche Bank AG	10/2026	9,898
USD	1,551,291	ILS	4,634,419	JPMorgan Chase Bank NA	10/2026	(366)
USD	3,901,144	ILS	11,876,604	Citibank NA	10/2026	(76,203)
USD	1,309,214	ILS	3,909,694	BNP Paribas SA	10/2026	(318)
USD	186,280	ILS	555,000	Bank of America NA	10/2026	386
USD	1,240,313	ILS	3,653,838	JPMorgan Chase Bank NA	10/2026	16,479
USD	1,357,376	ILS	4,046,057	Wells Fargo Bank NA	10/2026	2,170
USD	3,546,540	ILS	10,539,484	Wells Fargo Bank NA	11/2026	13,906
USD	561,394	INR	54,170,453	BNP Paribas SA	9/2026	(7,240)
USD	613,414	INR	58,298,464	Bank of America NA	9/2026	1,448
USD	220,000	INR	21,101,498	Bank of America NA	9/2026	(1,505)
USD	161,344	INR	15,450,986	Bank of America NA	9/2026	(847)
USD	435,726	INR	41,548,943	Bank of America NA	9/2026	(418)
USD	240,000	INR	22,930,560	Citibank NA	9/2026	(705)
USD	150,590	INR	14,472,434	Citibank NA	9/2026	(1,329)
USD	1,186,841	INR	113,782,447	Goldman Sachs Bank USA	9/2026	(7,547)
USD	1,508,407	INR	144,279,130	Goldman Sachs Bank USA	9/2026	(6,108)
USD	89,109	INR	8,541,838	JPMorgan Chase Bank NA	9/2026	(556)
USD	1,205,993	INR	114,852,743	JPMorgan Chase Bank NA	9/2026	370
USD	645,005	INR	61,334,967	JPMorgan Chase Bank NA	9/2026	1,165
USD	2,583,778	JPY	412,546,638	Bank of America NA	9/2026	1,326
USD	236,860	JPY	38,600,000	UBS AG	9/2026	(4,767)
USD	11,460,399	JPY	1,825,703,446	Wells Fargo Bank NA	9/2026	31,895
USD	160,000	JPY	25,194,836	BNP Paribas SA	9/2026	2,110
USD	50,000	JPY	7,928,557	Bank of America NA	9/2026	314
USD	240,000	JPY	38,230,754	Wells Fargo Bank NA	9/2026	417
USD	830,000	KRW	1,251,738,813	BNP Paribas SA	9/2026	(85,661)
USD	440,000	KRW	627,166,144	Canadian Imperial Bank of Commerce	9/2026	(18,779)
USD	740,000	KRW	1,052,493,335	Goldman Sachs Bank USA	9/2026	(29,910)
USD	620,000	KRW	913,358,493	Goldman Sachs Bank USA	9/2026	(48,132)
USD	870,000	KRW	1,287,502,543	Goldman Sachs Bank USA	9/2026	(71,822)
USD	320,000	KRW	492,948,160	Morgan Stanley	9/2026	(40,597)
USD	180,000	KRW	255,098,862	Royal Bank of Canada	9/2026	(6,608)
USD	15,960	KZT	8,030,593	Bank of America NA	9/2026	(1,404)
USD	687	KZT	345,771	Bank of America NA	9/2026	(61)
USD	15,824	KZT	7,954,092	Citibank NA	9/2026	(1,375)
USD	28,936	KZT	14,670,459	Citibank NA	9/2026	(2,785)
USD	16,138	KZT	8,172,793	Citibank NA	9/2026	(1,534)
USD	100,000	MXN	1,708,606	BNP Paribas SA	9/2026	(410)
USD	420,000	MXN	7,376,383	BNP Paribas SA	9/2026	(13,491)
USD	370,000	MXN	6,528,044	BNP Paribas SA	9/2026	(13,636)
USD	90,000	MXN	1,576,292	BNP Paribas SA	9/2026	(2,635)
USD	495,350	MXN	8,718,000	Bank of America NA	9/2026	(16,985)
USD	168,648	MXN	2,990,000	Bank of America NA	9/2026	(7,066)
USD	415,530	MXN	7,339,000	Bank of America NA	9/2026	(15,765)
USD	437,104	MXN	7,648,000	Bank of America NA	9/2026	(12,350)
USD	503,680	MXN	8,821,000	Bank of America NA	9/2026	(14,707)
USD	257,976	MXN	4,516,000	Citibank NA	9/2026	(7,418)
USD	243,010	MXN	4,209,000	Goldman Sachs Bank USA	9/2026	(4,342)
USD	659,991	MXN	11,401,675	Goldman Sachs Bank USA	9/2026	(10,056)
USD	12,191,631	MXN	208,726,819	Goldman Sachs Bank USA	9/2026	(74,709)
USD	110,694	MXN	1,968,000	JPMorgan Chase Bank NA	9/2026	(4,960)
USD	631,884	MXN	10,963,000	JPMorgan Chase Bank NA	9/2026	(12,383)
USD	217,935	MXN	3,828,000	JPMorgan Chase Bank NA	9/2026	(7,027)
USD	2,755,273	MXN	47,556,012	JPMorgan Chase Bank NA	9/2026	(39,472)
USD	2,467,532	MXN	43,311,355	JPMorgan Chase Bank NA	9/2026	(77,765)
USD	248,494	MXN	4,340,000	JPMorgan Chase Bank NA	9/2026	(6,557)
USD	310,000	MXN	5,270,997	Wells Fargo Bank NA	9/2026	237
USD	454,235	MXN	7,832,192	Citibank NA	3/2027	(30)
USD	40,000	MYR	161,180	Barclays Bank PLC	9/2026	(51)
USD	210,000	MYR	856,044	Goldman Sachs Bank USA	9/2026	(2,716)
USD	130,000	MYR	528,580	Morgan Stanley	9/2026	(1,345)
USD	50,000	MYR	204,500	Wells Fargo Bank NA	9/2026	(816)
USD	780,407	MYR	3,188,664	Barclays Bank PLC	9/2026	(12,135)
USD	18,053	NOK	171,993	Bank of America NA	9/2026	(355)
USD	49,161	NOK	476,218	UBS AG	9/2026	(1,806)
USD	470,000	NOK	4,476,790	BNP Paribas SA	9/2026	(9,033)
USD	410,000	NOK	4,036,034	Morgan Stanley	9/2026	(21,870)
USD	69,315	NOK	648,274	Citibank NA	10/2026	(38)
USD	11,106,239	NZD	18,886,373	BNP Paribas SA	9/2026	(67,883)
USD	940,000	NZD	1,606,497	BNP Paribas SA	9/2026	(10,844)
USD	340,000	NZD	571,224	Morgan Stanley	9/2026	1,907
USD	5,869,728	NZD	9,859,455	Bank of America NA	10/2026	31,644
USD	3,092,483	NZD	5,201,918	JPMorgan Chase Bank NA	10/2026	12,269
USD	662,668	PEN	2,268,049	Citibank NA	9/2026	(11,243)
USD	230,000	PEN	785,910	Citibank NA	9/2026	(3,436)
USD	160,000	PEN	546,320	Citibank NA	9/2026	(2,272)
USD	7,811,598	PEN	26,873,461	Citibank NA	9/2026	(170,540)
USD	170,000	PEN	576,776	Citibank NA	9/2026	(1,318)
USD	170,000	PEN	577,235	Citibank NA	9/2026	(1,454)
USD	985,281	PEN	3,295,765	Citibank NA	9/2026	6,350
USD	40,000	PEN	134,300	Citibank NA	9/2026	109
USD	1,760,000	PEN	6,017,440	Citibank NA	9/2026	(27,341)
USD	251,137	PEN	866,498	Deutsche Bank AG	9/2026	(6,236)
USD	17,300	PEN	57,911	Deutsche Bank AG	9/2026	99
USD	190,000	PEN	649,525	Goldman Sachs Bank USA	9/2026	(2,926)
USD	1,085,000	PEN	3,691,150	Goldman Sachs Bank USA	9/2026	(11,371)
USD	1,027,000	PEN	3,530,641	Morgan Stanley	9/2026	(21,695)
USD	793,216	PEN	2,660,051	Wells Fargo Bank NA	9/2026	3,110
USD	1,329,555	PEN	4,548,010	Citibank NA	10/2026	(20,724)
USD	1,201,427	PEN	4,109,600	Citibank NA	11/2026	(16,028)
USD	4,700,986	PEN	16,091,476	Citibank NA	12/2026	(64,462)
USD	17,197,471	PEN	59,563,440	Citibank NA	12/2026	(438,610)
USD	13,153,751	PEN	44,226,858	Wells Fargo Bank NA	12/2026	58,664
USD	677,758	PEN	2,275,708	Wells Fargo Bank NA	12/2026	3,946
USD	464,263	PEN	1,610,621	Citibank NA	12/2026	(12,609)
USD	209,169	PEN	732,906	Citibank NA	12/2026	(7,751)
USD	1,252,214	PEN	4,236,617	Citibank NA	1/2027	(430)
USD	186,974	PHP	11,529,958	Bank of America NA	9/2026	2,145
USD	130,061	PHP	8,012,691	Barclays Bank PLC	9/2026	1,615
USD	331,424	PHP	20,439,442	Citibank NA	9/2026	3,772
USD	192,972	PHP	11,765,437	Citibank NA	9/2026	4,368
USD	80,000	PHP	4,933,280	Deutsche Bank AG	9/2026	918
USD	402,613	PHP	24,741,796	Goldman Sachs Bank USA	9/2026	5,993
USD	89,399	PHP	5,541,962	JPMorgan Chase Bank NA	9/2026	559
USD	248,732	PLN	925,275	JPMorgan Chase Bank NA	9/2026	436
USD	1,569,068	PLN	5,794,929	Wells Fargo Bank NA	9/2026	14,010
USD	190,000	PLN	717,528	Canadian Imperial Bank of Commerce	9/2026	(2,546)
USD	270,000	PLN	1,009,883	Goldman Sachs Bank USA	9/2026	(999)
USD	250,283	PLN	922,000	Bank of America NA	10/2026	2,863
USD	249,966	PLN	930,030	JPMorgan Chase Bank NA	12/2026	353
USD	1,110,570	SEK	10,562,901	UBS AG	9/2026	7,701
USD	620,000	SEK	5,916,680	BNP Paribas SA	9/2026	1,755
USD	330,000	SEK	3,127,430	Citibank NA	9/2026	3,209
USD	180,000	SEK	1,702,979	Morgan Stanley	9/2026	2,053
USD	309,950	SEK	2,945,832	BNP Paribas SA	10/2026	1,859
USD	802,107	SEK	7,598,888	Barclays Bank PLC	10/2026	7,373
USD	6,816,895	SGD	8,772,233	Deutsche Bank AG	9/2026	(84,397)
USD	8,244,256	SGD	10,557,569	UBS AG	9/2026	(61,597)
USD	6,859,055	SGD	8,841,871	Wells Fargo Bank NA	9/2026	(97,023)
USD	6,054,739	SGD	7,679,577	Barclays Bank PLC	10/2026	840
USD	4,468,083	SGD	5,661,562	Deutsche Bank AG	10/2026	5,009
USD	11,660,582	SGD	14,776,173	Wells Fargo Bank NA	10/2026	12,354
USD	190,000	THB	6,291,602	BNP Paribas SA	9/2026	5
USD	810,000	THB	27,088,020	BNP Paribas SA	9/2026	(8,009)
USD	310,000	THB	10,185,783	BNP Paribas SA	9/2026	2,408
USD	177,360	THB	5,774,247	BNP Paribas SA	9/2026	2,989
USD	59	THB	1,980	BNP Paribas SA	9/2026	0
USD	798,418	THB	25,892,467	BNP Paribas SA	9/2026	16,513
USD	165	THB	5,480	BNP Paribas SA	9/2026	(1)
USD	10,175	THB	331,755	BNP Paribas SA	9/2026	157
USD	43	THB	1,440	BNP Paribas SA	9/2026	0
USD	548,001	THB	18,199,113	Bank of America NA	9/2026	(1,579)
USD	270,000	THB	8,872,038	Bank of America NA	9/2026	2,081
USD	180,000	THB	5,968,836	Bank of America NA	9/2026	(248)
USD	61	THB	1,980	Bank of America NA	9/2026	1
USD	149,415	THB	4,944,975	Barclays Bank PLC	9/2026	86
USD	228	THB	7,505	Citibank NA	9/2026	1
USD	453,793	THB	14,981,055	Citibank NA	9/2026	1,392
USD	541	THB	17,923	Citibank NA	9/2026	0
USD	634	THB	21,223	Citibank NA	9/2026	(7)
USD	596,430	THB	19,205,352	Citibank NA	9/2026	16,463
USD	147,843	THB	4,852,022	Goldman Sachs Bank USA	9/2026	1,321
USD	160,240	THB	5,204,355	Goldman Sachs Bank USA	9/2026	3,078
USD	40,557	THB	1,316,493	Goldman Sachs Bank USA	9/2026	802
USD	321,661	THB	10,359,524	Goldman Sachs Bank USA	9/2026	8,822
USD	266,657	THB	8,590,355	Goldman Sachs Bank USA	9/2026	7,244
USD	3,351	THB	109,843	Goldman Sachs Bank USA	9/2026	34
USD	107,773	THB	3,501,976	JPMorgan Chase Bank NA	9/2026	2,020
USD	140,000	THB	4,664,583	JPMorgan Chase Bank NA	9/2026	(862)
USD	647,161	THB	21,586,055	JPMorgan Chase Bank NA	9/2026	(4,699)
USD	200,000	THB	6,609,226	JPMorgan Chase Bank NA	9/2026	413
USD	287,073	THB	9,246,621	JPMorgan Chase Bank NA	9/2026	7,842
USD	36,060	THB	1,199,446	JPMorgan Chase Bank NA	9/2026	(161)
USD	112,016	THB	3,675,543	UBS AG	9/2026	1,021
USD	384,303	TRY	18,555,488	Barclays Bank PLC	9/2026	(187)
USD	487,090	TRY	23,680,736	Barclays Bank PLC	9/2026	(3,601)
USD	50,000	TRY	2,462,793	BNP Paribas SA	9/2026	(478)
USD	900,000	TWD	29,097,000	BNP Paribas SA	9/2026	(17,827)
USD	330,000	TWD	10,596,466	BNP Paribas SA	9/2026	(4,517)
USD	109,833	TWD	3,542,398	BNP Paribas SA	9/2026	(1,996)
USD	913,908	TWD	29,019,318	BNP Paribas SA	9/2026	(2,195)
USD	890,000	TWD	28,837,822	BNP Paribas SA	9/2026	(20,374)
USD	366,117	TWD	11,808,674	BNP Paribas SA	9/2026	(6,668)
USD	69,807	TWD	2,251,794	BNP Paribas SA	9/2026	(1,279)
USD	134,243	TWD	4,329,051	Citibank NA	9/2026	(2,420)
USD	440,000	TWD	14,151,280	JPMorgan Chase Bank NA	9/2026	(6,738)
USD	90,000	TWD	2,877,687	Morgan Stanley	9/2026	(845)
USD	842,978	TWD	26,831,990	BNP Paribas SA	9/2026	(4,746)
USD	929,900	TWD	29,598,717	BNP Paribas SA	9/2026	(5,236)
USD	1,020,101	TWD	32,458,096	BNP Paribas SA	9/2026	(5,373)
USD	1,117,022	TWD	35,554,810	BNP Paribas SA	9/2026	(6,289)
USD	340,000	ZAR	5,549,342	Citibank NA	9/2026	(4,238)
USD	80,000	ZAR	1,313,715	Citibank NA	9/2026	(1,493)
USD	13,599,782	ZAR	221,518,553	Barclays Bank PLC	9/2026	(136,364)
USD	667,697	ZAR	10,778,000	Citibank NA	9/2026	(636)
USD	10,500,555	ZAR	169,911,476	JPMorgan Chase Bank NA	9/2026	(35,488)
USD	12,204,155	ZAR	198,444,442	Wells Fargo Bank NA	9/2026	(101,189)
ZAR	13,274,277	USD	830,000	BNP Paribas SA	9/2026	(6,567)
ZAR	9,764,122	USD	590,000	Bank of America NA	9/2026	15,690
ZAR	3,926,917	USD	240,000	Citibank NA	9/2026	3,596
ZAR	8,901,490	USD	550,000	Citibank NA	9/2026	2,180
ZAR	1,343,332	USD	80,000	Deutsche Bank AG	9/2026	3,330
ZAR	6,145,505	USD	380,000	Morgan Stanley	9/2026	1,220
ZAR	5,612,000	USD	346,685	Goldman Sachs Bank USA	9/2026	1,309

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,802,648)
Unrealized Appreciation						4,348,410
Unrealized Depreciation						(7,151,058)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
5Y CDX NA IG Series 45 Index		12/2030	ICE	(1%)	Quarterly		379,560,000	(232,200)	0	(232,200)
5Y CDX NA IG Series 46 Index		6/2031	ICE	(1%)	Quarterly		34,800,000	(40,899)	0	(40,899)

TOTAL BUY PROTECTION								(273,099)	0	(273,099)
Sell Protection
Kingdom of Saudi Arabia 4.75% 1/16/2030	Aa3	6/2035	JPMorgan Chase Bank NA	1%	Quarterly		2,800,000	37,244	(20,511)	16,733
iTraxx Crossover Series 44 Index	NR	12/2030	JPMorgan Chase Bank NA	5%	Quarterly	EUR	11,430,000	2,491,500	(2,241,558)	249,942
iTraxx Crossover Series 44 Index	NR	12/2030	Bank of America NA	5%	Quarterly	EUR	3,220,000	701,892	(609,603)	92,289
Kingdom of Saudi Arabia 4.75% 1/16/2030	Aa3	12/2035	Barclays Bank PLC	1%	Quarterly		1,300,000	15,889	143	16,032
iTraxx Crossover Series 44 Index	NR	12/2030	BNP Paribas SA	5%	Quarterly	EUR	8,740,000	1,905,137	(1,702,608)	202,529
iTraxx Crossover Series 44 Index	NR	12/2030	Citibank NA	5%	Quarterly	EUR	4,831,400	1,053,144	(948,766)	104,378
Petroleos Mexicanos 6.625% 6/15/2035	B1	12/2026	Citibank NA	1%	Quarterly		100,000	243	224	467
iTraxx Crossover Series 44 Index	NR	12/2030	Goldman Sachs International	5%	Quarterly	EUR	400,000	87,192	(74,287)	12,905
5Y CDX NA IG Series 46 Index	NR	6/2031	ICE	1%	Quarterly		225,100,000	326,515	0	326,515
CDX NA HY Series 46 Index	NR	6/2031	ICE	5%	Quarterly		5,782,000	287,709	0	287,709
Broadcom Inc 4% 4/15/2029	A1	6/2031	ICE	1%	Quarterly		2,600,000	(18,940)	0	(18,940)

TOTAL SELL PROTECTION								6,887,525	(5,596,966)	1,290,559
TOTAL CREDIT DEFAULT SWAPS								6,614,426	(5,596,966)	1,017,460

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(4)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
4.5%	Semi-Annual	6M BBSW(3)	Semi-Annual	LCH	9/2033	AUD	25,470,000	(527,914)	0	(527,914)
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2029		104,600,000	2,330,072	0	2,330,072
U.S. SOFR Index(3)	Annual	3.5%	Annual	CME	12/2054		17,310,000	2,063,681	0	2,063,681
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2034		61,510,000	2,726,340	0	2,726,340
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2044		260,000	42,292	0	42,292
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2026		11,690,000	136,492	0	136,492
3.481%	Annual	U.S. SOFR Index(3)	Annual	LCH	10/2034		900,000	(5,640)	0	(5,640)
3.465%	Annual	U.S. SOFR Index(3)	Annual	LCH	10/2034		200,000	(1,251)	0	(1,251)
3.515%	Annual	U.S. SOFR Index(3)	Annual	LCH	11/2034		1,600,000	(10,061)	0	(10,061)
3.865%	Annual	U.S. SOFR Index(3)	Annual	LCH	11/2034		2,000,000	(13,031)	0	(13,031)
U.S. SOFR Index(3)	Annual	3.25%	Annual	CME	3/2032		24,960,000	152,855	0	152,855
U.S. SOFR Index(3)	Annual	3%	Annual	CME	3/2027		11,680,000	6,917	0	6,917
U.S. SOFR Index(3)	Annual	3.25%	Annual	CME	3/2055		30,710,000	2,650,361	0	2,650,361
U.S. SOFR Index(3)	Annual	3.25%	Annual	CME	3/2035		19,940,000	188,986	0	188,986
6M EURIBOR(3)	Semi-Annual	2.4%	Annual	LCH	2/2035	EUR	400,000	2,281	0	2,281
U.S. SOFR Index(3)	Annual	3.75157%	Annual	CME	11/2048		7,030,000	432,549	0	432,549
U.S. SOFR Index(3)	Annual	4%	Annual	LCH	2/2035		650,000	15,249	0	15,249
U.S. SOFR Index(3)	Annual	3.89%	Annual	LCH	3/2035		350,000	10,969	0	10,969
U.S. SOFR Index(3)	Annual	3.9075%	Annual	LCH	3/2035		800,000	24,081	0	24,081
U.S. SOFR Index(3)	Annual	3.87%	Annual	LCH	3/2035		800,000	26,206	0	26,206
2.42%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/2035	EUR	500,000	(37,065)	0	(37,065)
U.S. SOFR Index(3)	Annual	3.905%	Annual	LCH	3/2035		700,000	21,263	0	21,263
2.46%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/2035	EUR	500,000	(35,603)	0	(35,603)
3.5%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2055		16,290,000	(25,509)	0	(25,509)
U.S. SOFR Index(3)	Annual	3.75%	Annual	LCH	9/2035		36,400,000	1,625,949	0	1,625,949
U.S. SOFR Index(3)	Annual	3.93%	Annual	LCH	3/2035		2,200,000	63,345	0	63,345
2.61%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/2035	EUR	400,000	(23,781)	0	(23,781)
U.S. SOFR Index(3)	Annual	3.884%	Annual	LCH	3/2035		700,000	22,449	0	22,449
US CPI Urban Consumer NSA Index(3)	At Maturity	2.5025%	At Maturity	LCH	3/2030		14,780,000	116,491	0	116,491
US CPI Urban Consumer NSA Index(3)	At Maturity	2.515%	At Maturity	LCH	3/2030		20,100,000	142,904	0	142,904
2.52%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/2035	EUR	400,000	(26,638)	0	(26,638)
6M EURIBOR(3)	Semi-Annual	2.4%	Annual	LCH	4/2030	EUR	1,800,000	5,369	0	5,369
6M EURIBOR(3)	Semi-Annual	2.51%	Annual	LCH	4/2035	EUR	300,000	1,727	0	1,727
6M EURIBOR(3)	Semi-Annual	2.55%	Annual	LCH	4/2035	EUR	300,000	19,475	0	19,475
6M EURIBOR(3)	Semi-Annual	2.35%	Annual	LCH	4/2030	EUR	900,000	2,695	0	2,695
6M EURIBOR(3)	Semi-Annual	2.45%	Annual	LCH	5/2035	EUR	200,000	14,778	0	14,778
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	5/2035		2,500,000	(16,035)	0	(16,035)
4.5%	Semi-Annual	6M BBSW(3)	Semi-Annual	LCH	6/2035	AUD	12,800,000	(611,180)	0	(611,180)
13.32%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2029	BRL	2,200,000	(9,995)	0	(9,995)
13.9271%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2027	BRL	37,800,000	(50,298)	0	(50,298)
13.9255%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2027	BRL	4,000,000	(5,313)	0	(5,313)
13.2914%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2029	BRL	28,300,000	(131,788)	0	(131,788)
14.0087%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(3)	At Maturity	CME	1/2027	BRL	7,800,000	(8,667)	0	(8,667)
4.04638%	Annual	U.S. SOFR Index(3)	Annual	LCH	11/2052		7,100,000	(18,609)	0	(18,609)
4.053542%	Annual	U.S. SOFR Index(3)	Annual	LCH	11/2052		7,390,000	(19,413)	0	(19,413)
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	9/2035		63,980,000	2,571,939	0	2,571,939
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	9/2032		16,920,000	794,606	0	794,606
3.75%	Annual	U.S. SOFR Index(3)	Annual	CME	9/2030		1,200,000	(6,595)	0	(6,595)
3.75%	Annual	SONIA(3)	Annual	LCH	9/2030	GBP	79,200,000	(69,509)	0	(69,509)
2.5%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	3/2031	EUR	270,000	(1,062)	0	(1,062)
SONIA(3)	Annual	4.5%	Annual	LCH	9/2055	GBP	4,800,000	333,848	0	333,848
4%	Annual	SONIA(3)	Annual	LCH	9/2035	GBP	9,500,000	3,500	0	3,500
13.245%	At Maturity	Brazil CETIP Interbank Deposit Rate(3)	At Maturity	CME	1/2029	BRL	88,000,000	(379,586)	0	(379,586)
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2032		14,100,000	775,324	0	775,324
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	12/2030		47,290,000	1,816,483	0	1,816,483
3.5%	Annual	U.S. SOFR Index(3)	Annual	CME	12/2027		145,590,000	(312,150)	0	(312,150)
3.75%	Annual	U.S. SOFR Index(3)	Annual	CME	12/2035		13,290,000	(83,426)	0	(83,426)
3.75%	Annual	U.S. SOFR Index(3)	Annual	CME	12/2055		1,540,000	(2,436)	0	(2,436)
3.15%	At Maturity	U.S. SOFR Index(3)	At Maturity	LCH	8/2028		519,970,000	(882,947)	0	(882,947)
4.11%	Annual	U.S. SOFR Index(3)	Annual	LCH	8/2057		18,100,000	(6,054)	0	(6,054)
US CPI Urban Consumer NSA Index(3)	At Maturity	2.48%	At Maturity	LCH	10/2035		23,960,000	155,609	0	155,609
US CPI Urban Consumer NSA Index(3)	At Maturity	2.42375%	At Maturity	LCH	10/2055		6,800,000	(22,689)	0	(22,689)
US CPI Urban Consumer NSA Index(3)	At Maturity	2.4825%	At Maturity	LCH	11/2033		17,200,000	129,334	0	129,334
2.5%	Annual	TONAR(3)	Annual	LCH	12/2055	JPY	2,250,000,000	(1,202,265)	0	(1,202,265)
6M WIBID(3)	Semi-Annual	4.685%	Annual	CME	12/2035	PLN	800,000	4,469	0	4,469
4.485%	Semi-Annual	6M PRIBOR(3)	Semi-Annual	CME	12/2035	CZK	4,400,000	(855)	0	(855)
6M WIBID(3)	Semi-Annual	4.7225%	Annual	CME	12/2035	PLN	5,100,000	25,310	0	25,310
4.5225%	Annual	6M PRIBOR(3)	Semi-Annual	CME	12/2035	CZK	28,380,000	(5,540)	0	(5,540)
12.975%	At Maturity	Brazil CETIP Interbank Deposit Rate(3)	At Maturity	CME	1/2029	BRL	81,800,000	(390,915)	0	(390,915)
4.53%	Semi-Annual	6M PRIBOR(3)	Semi-Annual	CME	12/2035	CZK	2,200,000	(421)	0	(421)
6M WIBID(3)	Semi-Annual	4.73%	Annual	CME	12/2035	PLN	400,000	2,108	0	2,108
U.S. SOFR Index(3)	Annual	4%	Annual	CME	3/2036		13,900,000	631,197	0	631,197
3.75%	Annual	U.S. SOFR Index(3)	Annual	CME	3/2031		25,600,000	(148,387)	0	(148,387)
4%	Annual	U.S. SOFR Index(3)	Annual	CME	3/2056		3,550,000	(5,888)	0	(5,888)
12.81%	At Maturity	Brazil CETIP Interbank Deposit Rate(3)	At Maturity	CME	1/2029	BRL	53,200,000	(21,171)	0	(21,171)
12.985%	At Maturity	Brazil CETIP Interbank Deposit Rate(3)	At Maturity	CME	1/2031	BRL	84,990,000	(9,287)	0	(9,287)
6M EURIBOR(3)	Semi-Annual	3%	Annual	LCH	9/2056	EUR	43,460,000	3,049,575	0	3,049,575
2.75%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	9/2036	EUR	91,830,000	(579,473)	0	(579,473)
2.5%	Annual	6M EURIBOR(3)	Semi-Annual	LCH	9/2031	EUR	100,000	(425)	0	(425)
U.S. SOFR Index(3)	Annual	3.775%	Annual	LCH	3/2036		2,600,000	118,990	0	118,990
2%	Annual	TONAR(3)	Annual	LCH	9/2036	JPY	197,900,000	(17,126)	0	(17,126)
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	9/2036		4,000,000	(24,938)	0	(24,938)
5.2%	Annual	6M WIBID(3)	Semi-Annual	CME	3/2036	PLN	210,000	(64)	0	(64)
6M PRIBOR(3)	Semi-Annual	4.7%	Annual	CME	3/2036	CZK	1,000,000	184	0	184
U.S. SOFR Index(3)	Annual	3.75%	Annual	CME	6/2036		4,329,000	147,086	0	147,086
U.S. SOFR Index(3)	Annual	3.5%	Annual	CME	6/2033		2,790,000	82,215	0	82,215
3.742%	Annual	U.S. SOFR Index(3)	Annual	LCH	3/2033		18,300,000	(119,486)	0	(119,486)
5.23%	Annual	6M WIBID(3)	Semi-Annual	CME	4/2036	PLN	200,000	(198)	0	(198)
3.75%	Annual	U.S. SOFR Index(3)	Annual	LCH	6/2036		5,170,000	(32,602)	0	(32,602)
6M PRIBOR(3)	Semi-Annual	4.72%	Annual	CME	4/2036	CZK	1,000,000	183	0	183
3.646%	Annual	U.S. SOFR Index(3)	Annual	LCH	4/2033		9,900,000	(64,129)	0	(64,129)
3.96%	Annual	U.S. SOFR Index(3)	Annual	LCH	5/2036		2,700,000	(17,449)	0	(17,449)
4.002%	Annual	U.S. SOFR Index(3)	Annual	LCH	5/2036		3,100,000	(20,126)	0	(20,126)
U.S. SOFR Index(3)	Annual	4%	Annual	LCH	6/2028		129,900,000	591,710	0	591,710
3.6%	Annual	U.S. SOFR Index(3)	Annual	LCH	6/2033		16,100,000	(103,996)	0	(103,996)
4.6675%	Annual	6M PRIBOR(3)	Semi-Annual	CME	6/2036	CZK	4,400,000	(2,052)	0	(2,052)
6M WIBID(3)	Semi-Annual	4.96%	Annual	CME	6/2036	PLN	790,000	3,084	0	3,084
6M WIBID(3)	Semi-Annual	0.048%	Annual	CME	6/2036	PLN	630,000	3,417	0	3,417
4.51%	Annual	6M PRIBOR(3)	Semi-Annual	CME	6/2036	CZK	3,500,000	(591)	0	(591)
Brazil CETIP Interbank Deposit Rate(3)	At Maturity	14.2103%	At Maturity	CME	1/2031	BRL	81,900,000	42,551	0	42,551
3.7825%	Annual	U.S. SOFR Index(3)	Annual	LCH	6/2033		16,200,000	(106,475)	0	(106,475)
U.S. SOFR Index(3)	Annual	4%	Annual	LCH	2/2036		29,200,000	878,377	0	878,377
6M WIBOR(3)	Semi-Annual	4.88%	Annual	CME	7/2036	PLN	3,320,000	768	0	768
4.605%	Annual	6M PRIBOR(3)	Semi-Annual	CME	7/2036	CZK	18,400,000	(10,701)	0	(10,701)
U.S. SOFR Index(3)	Annual	2.972%	Annual	LCH	8/2036		3,700,000	86,449	0	86,449
4.135%	Annual	U.S. SOFR Index(3)	Annual	LCH	7/2036		600,000	(3,946)	0	(3,946)
4.1775%	Annual	U.S. SOFR Index(3)	Annual	LCH	8/2036		900,000	(5,946)	0	(5,946)
TOTAL INTEREST RATE SWAPS								18,855,395	0	18,855,395

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Represents floating rate.

(4)Notional amount is stated in U.S. Dollars unless otherwise noted.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 47 basis points	Monthly	Royal Bank of Canada	10/2026	4,559,652	108,011	0	108,011
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 55 basis points	Monthly	Wells Fargo Bank NA	11/2026	512,625,536	12,108,002	0	12,108,002
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 66 basis points	Monthly	JPMorgan Chase Bank NA	10/2026	50,994,339	1,199,900	0	1,199,900
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 62 basis points	Monthly	JP Morgan Securities PLC	9/2026	50,994,339	1,201,654	0	1,201,654
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 63 basis points	Monthly	JPMorgan Chase Bank NA	10/2026	25,631,277	602,586	0	602,586
S&P 500 Index	Receives	At Maturity	U.S. SOFR Index plus 63 basis points	At Maturity	JPMorgan Chase Bank NA	10/2026	20,719,593	488,539	0	488,539
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 58 basis points	Monthly	Goldman Sachs International	10/2026	20,702,830	488,379	0	488,379
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 57 basis points	Monthly	Goldman Sachs International	10/2026	21,306,616	657,554	0	657,554
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 52 basis points	Monthly	Goldman Sachs International	10/2026	20,105,078	(99,616)	0	(99,616)
S&P 500 Index	Receives	Daily	U.S. SOFR Index plus 55 basis points	Daily	Wells Fargo Bank NA	10/2026	164,297,178	(1,551,617)	0	(1,551,617)
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 6550 basis points	Monthly	JPMorgan Chase Bank NA	12/2026	38,413,920	37,060	0	37,060
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 66 basis points	Monthly	JPMorgan Chase Bank NA	12/2026	38,777,286	(235,751)	0	(235,751)
S&P 500 Index	Receives	Monthly	U.S. SOFR Index plus 63 basis points	Monthly	JPMorgan Chase Bank NA	12/2026	38,572,677	0	0	0
TOTAL RETURN SWAPS								15,004,701	0	15,004,701
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $138,733,200.
(d)	Affiliated fund.
(e)	Security or a portion of the security is on loan at period end.
(f)	Non-income producing.
(g)	Level 3 security.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $346,871,777 or 0.3% of net assets.

(i)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $73,541,604 or 0.1% of net assets.

(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(l)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Zero coupon bond which is issued at a discount.
(o)	Includes $27,246,329 of cash collateral to cover margin requirements for futures contracts.
(p)	Includes $107,000 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,520,844.
(s)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $20,949,838.
(t)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,348,866.
(u)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,104,844.

(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	Investment made with cash collateral received from securities on loan.
(x)	The rate quoted is the annualized seven-day yield of the fund at period end.
At period end, the value of non-cash collateral for securities on loan amounted to $344,855,684.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Blue Chip Growth Fund - Class Z	1,369,343,956	-	-	-	-	(11,260,184)	1,358,083,772	4,398,509
Fidelity Advisor Small Cap Growth Fund - Class Z	787,309,741	-	-	-	-	23,931,523	811,241,264	18,696,503
Fidelity Cash Central Fund	38,839,954	165,723,306	171,701,663	385,002	4,715	2,530	32,868,842	32,862,269
Fidelity Extended Market Index Fund	1,535,278,713	-	1,325,600,074	-	415,379,838	(376,871,634)	248,186,843	2,126,162
Fidelity Growth Company Fund	5,430,626,548	-	-	-	-	4,624,959	5,435,251,507	92,499,175
Fidelity Mid Cap Index Fund	3,714,832	-	-	-	-	162,805	3,877,637	89,948
Fidelity SAI Inflation-Focused Fund	1,870	-	-	-	-	148	2,018	15
Fidelity SAI Real Estate Index Fund	2,524,265	14,228	-	14,228	-	27,614	2,566,107	461,530
Fidelity SAI Small-Mid Cap Momentum Index Fund	842,374,405	200,000,000	75,000,000	-	11,225,345	(78,010,329)	900,589,421	163,743,531
Fidelity SAI U.S. Large Cap Index Fund	1,409,850,696	293,634,818	457,712,216	-	11,946,353	17,805,199	1,275,524,850	41,413,144
Fidelity SAI U.S. Low Volatility Index Fund	573,929,832	507,580,573	100,000,000	-	4,466,403	47,527,818	1,033,504,626	40,947,093
Fidelity SAI U.S. Momentum Index Fund	1,800,070,462	391,860,029	335,541,311	-	102,314,026	(104,529,926)	1,854,173,280	79,001,844
Fidelity SAI U.S. Quality Index Fund	3,288,904,529	657,580,573	100,000,000	-	3,011,152	211,762,767	4,061,259,021	151,201,006
Fidelity Securities Lending Cash Central Fund	901,739,267	2,375,323,076	2,214,822,679	882,907	-	-	1,062,239,664	1,062,133,451
	17,984,509,070	4,591,716,603	4,780,377,943	1,282,137	548,347,832	(264,826,710)	18,079,368,852

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Commercial Paper, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Other Risk - Other risk includes inflation risk, which relates to the fluctuations in the value of interest-bearing securities due to changes in inflation rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Inflation Indexed Swaps: Inflation indexed swaps are agreements between counterparties to exchange cash flows, one based on the rate of inflation based on the Consumer Price Index (CPI), and the other on a fixed or floating rate. A fund enters into inflation indexed swaps to manage its exposure to inflation.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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